UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of May 31, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 2.7%
172,957	Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M2, VAR, 2.524%, 06/25/34	170,989
	Fremont Home Loan Trust,
203,734	Series 2004-2, Class M6, VAR, 3.049%, 07/25/34	183,026
500,784	Series 2004-B, Class M1, VAR, 1.894%, 05/25/34	467,446
422,925	GSAMP Trust, Series 2003-HE1, Class M1, VAR, 2.255%, 06/20/33	417,378
441,402	RAMP Trust, Series 2003-RS10, Class MII1, VAR, 1.999%, 11/25/33	430,281
598,466	Renaissance Home Equity Loan Trust, Series 2003-2, Class A, VAR, 1.904%, 08/25/33	558,351
182,080	Structured Asset Securities Corp. Trust, Series 2005-AR1, Class M1, VAR, 1.454%, 09/25/35	178,787

	Total Asset-Backed Securities (Cost $2,348,608)	2,406,258

Collateralized Mortgage Obligations — 1.9%
483,304	Alternative Loan Trust, Series 2006-14CB, Class A1, 6.000%, 06/25/36	420,750
	CHL Mortgage Pass-Through Trust,
408,325	Series 2003-21, Class A1, VAR, 3.646%, 05/25/33	409,090
353,874	Series 2005-31, Class 2A1, VAR, 3.113%, 01/25/36	322,530
117,016	GSR Mortgage Loan Trust, Series 2004-11, Class 2A2, VAR, 3.341%, 09/25/34	115,559
446,576	Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 1A12, 5.750%, 03/25/36	444,578

	Total Collateralized Mortgage Obligations (Cost $1,711,307)	1,712,507

SHARES
Common Stocks — 31.4%
	Consumer Discretionary — 2.1%
	Auto Components — 0.0% (g)
143	Continental AG, (Germany)	31,850

	Automobiles — 0.1%
1,000	Honda Motor Co. Ltd., (Japan)	28,015
301	Renault SA, (France) (a)	28,080
800	Suzuki Motor Corp., (Japan)	37,636
95	Tesla, Inc. (a)	32,396

		126,127

	Distributors — 0.1%
381	Genuine Parts Co.	35,288
1,205	LKQ Corp. (a)	37,946

		73,234

	Hotels, Restaurants & Leisure — 0.4%
577	Brinker International, Inc.	22,636
785	Hilton Grand Vacations, Inc. (a)	28,079
1,964	Hilton Worldwide Holdings, Inc.	130,547
1,762	La Quinta Holdings, Inc. (a)	24,421
712	Norwegian Cruise Line Holdings Ltd. (a)	35,579
300	Oriental Land Co. Ltd., (Japan)	19,381
381	Red Rock Resorts, Inc., Class A	9,007
800	Starbucks Corp.	50,888

		320,538

	Household Durables — 0.2%
472	Mohawk Industries, Inc. (a)	112,949
427	Newell Brands, Inc.	22,610

		135,559

	Internet & Direct Marketing Retail — 0.5%
218	Amazon.com, Inc. (a)	216,827
296	Expedia, Inc.	42,559
299	Netflix, Inc. (a)	48,758
46	Priceline Group, Inc. (The) (a)	86,346
504	Wayfair, Inc., Class A (a)	31,727

		426,217

	Media — 0.3%
662	CBS Corp. (Non-Voting), Class B	40,455
117	Charter Communications, Inc., Class A (a)	40,429
1,688	Clear Channel Outdoor Holdings, Inc., Class A	6,499
1,064	DISH Network Corp., Class A (a)	67,851
1,296	Entercom Communications Corp., Class A	13,349
493	Nexstar Media Group, Inc., Class A	28,199
562	Sinclair Broadcast Group, Inc., Class A	18,209
265	Time Warner, Inc.	26,365

		241,356

	Multiline Retail — 0.1%
500	Izumi Co. Ltd., (Japan)	27,214
980	Kohl’s Corp.	37,662
2,200	Marui Group Co. Ltd., (Japan)	31,998
564	Nordstrom, Inc.	23,575

		120,449

	Specialty Retail — 0.3%
61	AutoZone, Inc. (a)	36,961

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Specialty Retail — continued
646	Bed Bath & Beyond, Inc.	22,229
414	Best Buy Co., Inc.	24,587
6,876	Dixons Carphone plc, (United Kingdom)	29,144
682	Gap, Inc. (The)	15,345
230	Home Depot, Inc. (The)	35,307
673	Industria de Diseno Textil SA, (Spain)	27,579
4,864	Kingfisher plc, (United Kingdom)	20,345
291	Murphy USA, Inc. (a)	19,797
331	Tiffany & Co.	28,784
100	Ulta Beauty, Inc. (a)	30,484

		290,562

	Textiles, Apparel & Luxury Goods — 0.1%
197	adidas AG, (Germany)	37,766
504	Columbia Sportswear Co.	27,357
784	Hanesbrands, Inc.	16,190
99	Kering, (France)	32,758

		114,071

	Total Consumer Discretionary	1,879,963

	Consumer Staples — 1.1%
	Beverages — 0.2%
425	Anheuser-Busch InBev SA/NV, (Belgium)	49,664
348	Dr Pepper Snapple Group, Inc.	32,298
380	Molson Coors Brewing Co., Class B	36,020
579	Monster Beverage Corp. (a)	29,274
246	Pernod Ricard SA, (France)	33,380
500	Suntory Beverage & Food Ltd., (Japan)	24,286

		204,922

	Food & Staples Retailing — 0.2%
495	CVS Health Corp.	38,031
3,708	Distribuidora Internacional de Alimentacion SA, (Spain)	22,841
1,863	Koninklijke Ahold Delhaize NV, (Netherlands)	41,119
1,059	Kroger Co. (The)	31,537
263	Walgreens Boots Alliance, Inc.	21,308

		154,836

	Food Products — 0.5%
2,678	Archer-Daniels-Midland Co.	111,351
763	Associated British Foods plc, (United Kingdom)	29,474
720	Bunge Ltd.	57,578
67,500	Golden Agri-Resources Ltd., (Singapore)	17,805
411	Ingredion, Inc.	46,891
418	Post Holdings, Inc. (a)	33,582
403	TreeHouse Foods, Inc. (a)	31,104
36,700	Wilmar International Ltd., (Singapore)	93,852

		421,637

	Household Products — 0.0% (g)
208	Energizer Holdings, Inc.	11,149
557	Procter & Gamble Co. (The)	49,066

		60,215

	Personal Products — 0.1%
1,324	Coty, Inc., Class A	25,077
902	Unilever NV, (United Kingdom), CVA	51,382

		76,459

	Tobacco — 0.1%
893	British American Tobacco plc, (United Kingdom)	63,887

	Total Consumer Staples	981,956

	Energy — 4.3%
	Energy Equipment & Services — 0.2%
421	Baker Hughes, Inc.	23,218
744	Halliburton Co.	33,622
1,337	Schlumberger Ltd.	93,042
946	TechnipFMC plc, (United Kingdom) (a)	26,946

		176,828

	Oil, Gas & Consumable Fuels — 4.1%
549	AltaGas Ltd., (Canada)	12,237
509	Anadarko Petroleum Corp.	25,720
718	Apache Corp.	33,574
42,735	BP plc, (United Kingdom)	258,187
2,553	Canadian Natural Resources Ltd., (Canada)	73,593
760	Cheniere Energy, Inc. (a)	37,027
1,749	Chevron Corp.	180,986
37,000	CNOOC Ltd., (China)	42,008
291	Concho Resources, Inc. (a)	36,893
1,940	ConocoPhillips	86,699
492	Devon Energy Corp.	16,718
578	Ecopetrol SA, (Colombia), ADR	5,277
748	Enagas SA, (Spain)	22,246
5,072	Enbridge, Inc., (Canada)	195,288
6,054	Eni SpA, (Italy)	96,229
952	EOG Resources, Inc.	85,975
617	EQT Corp.	34,102
5,174	Exxon Mobil Corp.	416,507
13,199	Gazprom PJSC, (Russia), ADR	55,141
514	Imperial Oil Ltd., (Canada)	14,543
1,213	Inter Pipeline Ltd., (Canada)	24,020
8,191	Kinder Morgan, Inc.	153,663
10,000	Kunlun Energy Co. Ltd., (China) (a)	8,965
951	LUKOIL PJSC, (Russia), ADR	45,580

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
827	Marathon Petroleum Corp.	43,037
150	Novatek PJSC, (Russia), Reg.S, GDR	16,922
617	Occidental Petroleum Corp.	36,360
2,928	Oil Search Ltd., (Australia)	15,485
688	ONEOK, Inc.	34,180
1,080	PBF Energy, Inc., Class A	20,866
1,304	Pembina Pipeline Corp., (Canada)	41,673
3,305	Petroleo Brasileiro SA, (Brazil), ADR (a)	28,026
846	Phillips 66	64,389
102	Pioneer Natural Resources Co.	17,020
2,497	Repsol SA, (Spain)	41,971
2,547	Rosneft Oil Co. PJSC, (Russia), Reg.S, GDR	13,397
13,346	Royal Dutch Shell plc, (Netherlands), Class A	362,772
8,055	Snam SpA, (Italy)	36,936
2,445	Statoil ASA, (Norway)	42,636
3,910	Suncor Energy, Inc., (Canada)	122,378
635	Targa Resources Corp.	29,166
6,924	TOTAL SA, (France)	365,781
2,816	TransCanada Corp., (Canada)	130,726
1,362	Ultrapar Participacoes SA, (Brazil), ADR	31,408
514	Valero Energy Corp.	31,596
1,031	Veresen, Inc., (Canada)	14,013
2,726	Williams Cos., Inc. (The)	77,964
1,710	Woodside Petroleum Ltd., (Australia)	40,859

		3,620,739

	Total Energy	3,797,567

	Financials — 2.7%
	Banks — 1.3%
5,211	Bank of America Corp.	116,779
781	BNP Paribas SA, (France)	55,139
946	Citigroup, Inc.	57,271
1,469	Citizens Financial Group, Inc.	50,093
480	Comerica, Inc.	32,909
758	Commonwealth Bank of Australia, (Australia)	44,810
827	East West Bancorp, Inc.	45,262
1,179	Fifth Third Bancorp	27,989
569	First Republic Bank	52,405
573	HDFC Bank Ltd., (India), ADR	50,309
3,122	ING Groep NV, (Netherlands)	52,399
298	M&T Bank Corp.	46,628
7,800	Mitsubishi UFJ Financial Group, Inc., (Japan)	48,401
587	PNC Financial Services Group, Inc. (The)	69,677
5,379	Standard Chartered plc, (United Kingdom) (a)	50,812
1,000	Sumitomo Mitsui Financial Group, Inc., (Japan)	35,809
720	SunTrust Banks, Inc.	38,426
2,684	Svenska Handelsbanken AB, (Sweden), Class A	37,749
986	US Bancorp	50,178
3,073	Wells Fargo & Co.	157,153

		1,120,198

	Capital Markets — 0.6%
207	Affiliated Managers Group, Inc.	31,847
104	BlackRock, Inc.	42,561
2,832	Charles Schwab Corp. (The)	109,740
275	Deutsche Boerse AG, (Germany)	28,621
739	Invesco Ltd.	23,426
431	Lazard Ltd., Class A	19,179
748	Morgan Stanley	31,221
440	Nasdaq, Inc.	29,766
254	Northern Trust Corp.	22,210
407	S&P Global, Inc.	58,124
779	T Rowe Price Group, Inc.	54,873
2,427	UBS Group AG (Registered), (Switzerland) (a)	38,683

		490,251

	Consumer Finance — 0.1%
1,183	Ally Financial, Inc.	21,933
1,245	Capital One Financial Corp.	95,765

		117,698

	Diversified Financial Services — 0.0% (g)
2,700	ORIX Corp., (Japan)	42,610

	Insurance — 0.7%
20	Alleghany Corp. (a)	11,747
641	Allied World Assurance Co. Holdings AG	33,697
1,145	American International Group, Inc.	72,856
282	Athene Holding Ltd., Class A (a)	13,897
1,342	AXA SA, (France)	35,834
305	Chubb Ltd.	43,673
891	CNO Financial Group, Inc.	18,257
922	Hartford Financial Services Group, Inc. (The)	45,538
1,854	Loews Corp.	87,435
201	Marsh & McLennan Cos., Inc.	15,590
212	Prudential Financial, Inc.	22,228
2,065	Prudential plc, (United Kingdom)	46,331
600	Sompo Holdings, Inc., (Japan)	23,150
233	Swiss Re AG, (Switzerland)	21,245
1,000	Tokio Marine Holdings, Inc., (Japan)	42,430
378	Travelers Cos., Inc. (The)	47,193

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
589	Unum Group	26,493

		607,594

	Total Financials	2,378,351

	Health Care — 1.6%
	Biotechnology — 0.3%
151	Celgene Corp. (a)	17,276
948	Exact Sciences Corp. (a)	34,573
207	Genmab A/S, (Denmark) (a)	44,093
601	Gilead Sciences, Inc.	38,999
484	Kite Pharma, Inc. (a)	35,003
61	Sage Therapeutics, Inc. (a)	4,033
702	Shire plc	40,430
372	Spark Therapeutics, Inc. (a)	18,946
406	Vertex Pharmaceuticals, Inc. (a)	50,182

		283,535

	Health Care Providers & Services — 0.5%
1,371	Acadia Healthcare Co., Inc. (a)	56,677
397	Aetna, Inc.	57,509
122	Cigna Corp.	19,670
399	Fresenius SE & Co. KGaA, (Germany)	34,181
443	HCA Healthcare, Inc. (a)	36,286
220	Humana, Inc.	51,097
1,150	UnitedHealth Group, Inc.	201,457

		456,877

	Health Care Technology — 0.1%
1,185	Evolent Health, Inc., Class A (a)	27,196
493	Veeva Systems, Inc., Class A (a)	31,325

		58,521

	Life Sciences Tools & Services — 0.1%
239	Illumina, Inc. (a)	42,389
356	VWR Corp. (a)	11,769

		54,158

	Pharmaceuticals — 0.6%
130	Allergan plc	29,088
576	AstraZeneca plc, (United Kingdom)	38,919
1,698	GlaxoSmithKline plc, (United Kingdom)	37,168
245	Jazz Pharmaceuticals plc (a)	35,662
620	Johnson & Johnson	79,515
1,112	Merck & Co., Inc.	72,402
3,348	Pfizer, Inc.	109,312
699	Revance Therapeutics, Inc. (a)	15,553
264	Roche Holding AG, (Switzerland)	72,481
2,853	TherapeuticsMD, Inc. (a)	11,840

		501,940

	Total Health Care	1,355,031

	Industrials — 3.7%
	Aerospace & Defense — 0.2%
518	Airbus SE, (France)	42,601
367	Thales SA, (France)	40,566
476	United Technologies Corp.	57,729

		140,896

	Air Freight & Logistics — 0.0% (g)
1,500	Yamato Holdings Co. Ltd., (Japan)	32,570

	Airlines — 0.3%
2,371	Delta Air Lines, Inc.	116,487
1,200	Japan Airlines Co. Ltd., (Japan)	35,177
1,127	Southwest Airlines Co.	67,722

		219,386

	Building Products — 0.2%
400	Daikin Industries Ltd., (Japan)	39,205
779	Fortune Brands Home & Security, Inc.	49,155
349	Lennox International, Inc.	61,808

		150,168

	Commercial Services & Supplies — 0.2%
1,418	Waste Connections, Inc., (Canada)	134,923

	Construction & Engineering — 0.0% (g)
2,000	Kajima Corp., (Japan)	15,368
652	OCI NV, (Netherlands) (a)	15,618

		30,986

	Electrical Equipment — 0.0% (g)
209	Acuity Brands, Inc.	34,048

	Industrial Conglomerates — 0.2%
688	Carlisle Cos., Inc.	69,715
405	Honeywell International, Inc.	53,861
435	Siemens AG (Registered), (Germany)	62,213

		185,789

	Machinery — 0.3%
938	CNH Industrial NV, (United Kingdom)	10,486
1,900	DMG Mori Co. Ltd., (Japan)	29,879
449	Dover Corp.	37,065
218	Illinois Tool Works, Inc.	30,786
261	John Bean Technologies Corp.	22,524
204	Middleby Corp. (The) (a)	26,185
436	Stanley Black & Decker, Inc.	60,011
373	WABCO Holdings, Inc. (a)	45,439
369	Wartsila OYJ Abp, (Finland)	21,907

		284,282

	Professional Services — 0.0% (g)
273	Equifax, Inc.	37,347

	Road & Rail — 0.0% (g)
396	Old Dominion Freight Line, Inc.	35,371

	Trading Companies & Distributors — 0.2%
886	HD Supply Holdings, Inc. (a)	35,750

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Trading Companies & Distributors — continued
1,800	Mitsubishi Corp., (Japan)	36,020
212	United Rentals, Inc. (a)	23,051
690	Wolseley plc, (Switzerland)	45,536

		140,357

	Transportation Infrastructure — 2.1%
8,667	Abertis Infraestructuras SA, (Spain)	158,749
1,097	Aena SA, (Spain) (e)	221,668
486	Aeroports de Paris, (France)	74,276
7,067	Atlantia SpA, (Italy)	196,861
13,788	Auckland International Airport Ltd., (New Zealand)	68,251
13,358	BBA Aviation plc, (United Kingdom)	55,530
20,000	Beijing Capital International Airport Co. Ltd., (China), Class H	29,195
12,000	China Merchants Port Holdings Co. Ltd., (China)	35,548
24,000	COSCO SHIPPING Ports Ltd., (China)	28,018
3,867	Enav SpA, (Italy) (e)	16,317
282	Flughafen Zurich AG, (Switzerland)	69,975
560	Fraport AG Frankfurt Airport Services Worldwide, (Germany)	45,424
8,173	Groupe Eurotunnel SE, (France)	96,273
538	Grupo Aeroportuario del Centro Norte SAB de CV, (Mexico), ADR	23,215
554	Grupo Aeroportuario del Pacifico SAB de CV, (Mexico), ADR	55,550
298	Grupo Aeroportuario del Sureste SAB de CV, (Mexico), ADR	58,819
366	Hamburger Hafen und Logistik AG, (Germany)	7,840
15,000	Hopewell Highway Infrastructure Ltd., (Hong Kong)	8,391
77,800	Hutchison Port Holdings Trust, (Hong Kong), Class U	32,676
18,000	Jiangsu Expressway Co. Ltd., (China), Class H	26,135
7,655	Macquarie Atlas Roads Group, (Australia)	33,251
1,125	Macquarie Infrastructure Corp.	87,637
18,192	Qube Holdings Ltd., (Australia)	35,695
10,000	Shenzhen Expressway Co. Ltd., (China), Class H (a)	9,554
13,500	Shenzhen International Holdings Ltd., (China)	21,879
1,021	Societa Iniziative Autostradali e Servizi SpA, (Italy)	11,412
16,486	Sydney Airport, (Australia)	90,998
24,076	Transurban Group, (Australia)	220,309
820	Westshore Terminals Investment Corp., (Canada)	13,203
22,000	Zhejiang Expressway Co. Ltd., (China), Class H	25,787

		1,858,436

	Total Industrials	3,284,559

	Information Technology — 3.1%
	Communications Equipment — 0.2%
273	Arista Networks, Inc. (a)	40,235
1,644	Cisco Systems, Inc.	51,835
448	CommScope Holding Co., Inc. (a)	16,572
228	Harris Corp.	25,572
202	Palo Alto Networks, Inc. (a)	23,955

		158,169

	Electronic Equipment, Instruments & Components — 0.3%
787	Amphenol Corp., Class A	58,710
407	Arrow Electronics, Inc. (a)	30,765
1,797	Corning, Inc.	52,293
200	Keyence Corp., (Japan)	90,755

		232,523

	Internet Software & Services — 0.7%
344	Alphabet, Inc., Class C (a)	331,912
1,274	Facebook, Inc., Class A (a)	192,960
1,363	GoDaddy, Inc., Class A (a)	56,074
600	Tencent Holdings Ltd., (China)	20,620

		601,566

	IT Services — 0.5%
388	Cap Gemini SA, (France)	40,176
580	Global Payments, Inc.	53,134
695	Mastercard, Inc., Class A	85,402
1,707	PayPal Holdings, Inc. (a)	89,122
1,147	Vantiv, Inc., Class A (a)	71,940
954	Visa, Inc., Class A	90,849

		430,623

	Semiconductors & Semiconductor Equipment — 0.5%
983	Applied Materials, Inc.	45,100
288	ASML Holding NV, (Netherlands)	38,024
264	Broadcom Ltd.	63,223
590	Cavium, Inc. (a)	43,053
1,953	Infineon Technologies AG, (Germany)	43,248
222	KLA-Tencor Corp.	23,088
211	Lam Research Corp.	32,741
438	NVIDIA Corp.	63,225
623	QUALCOMM, Inc.	35,679
749	Texas Instruments, Inc.	61,785

		449,166

	Software — 0.6%
409	Adobe Systems, Inc. (a)	58,021
1,005	Electronic Arts, Inc. (a)	113,897
401	Guidewire Software, Inc. (a)	26,634

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — continued
2,442	Microsoft Corp.	170,549
570	salesforce.com, Inc. (a)	51,095
375	ServiceNow, Inc. (a)	39,244
1,174	Snap, Inc., Class A (a)	24,900
571	Splunk, Inc. (a)	34,968
381	Take-Two Interactive Software, Inc. (a)	29,238

		548,546

	Technology Hardware, Storage & Peripherals — 0.3%
1,604	Apple, Inc.	245,027
1,510	Hewlett Packard Enterprise Co.	28,403

		273,430

	Total Information Technology	2,694,023

	Materials — 4.9%
	Chemicals — 0.9%
380	AdvanSix, Inc. (a)	10,933
1,327	Agrium, Inc., (Canada)	122,616
1,029	CF Industries Holdings, Inc.	27,680
347	Chr Hansen Holding A/S, (Denmark)	24,291
642	FMC Corp.	48,388
4,818	Israel Chemicals Ltd., (Israel)	20,478
1,912	K+S AG (Registered), (Germany)	48,960
2,058	Monsanto Co.	241,650
1,529	Mosaic Co. (The)	34,601
8,370	Potash Corp. of Saskatchewan, Inc., (Canada)	138,235
1,755	Yara International ASA, (Norway)	65,382

		783,214

	Construction Materials — 0.1%
488	Eagle Materials, Inc.	46,019
172	Martin Marietta Materials, Inc.	38,545
302	Vulcan Materials Co.	37,644

		122,208

	Containers & Packaging — 0.7%
11,556	Amcor Ltd., (Australia)	131,627
514	Avery Dennison Corp.	43,310
1,382	Ball Corp.	56,524
1,841	Graphic Packaging Holding Co.	24,872
1,955	International Paper Co.	103,381
514	Packaging Corp. of America	52,510
808	Sealed Air Corp.	35,891
2,359	Smurfit Kappa Group plc, (Ireland)	66,395
1,905	WestRock Co.	103,670

		618,180

	Metals & Mining — 2.7%
720	Alcoa Corp.	23,717
7,492	Anglo American plc, (United Kingdom) (a)	99,934
5,528	Antofagasta plc, (Chile)	57,220
3,299	ArcelorMittal, (Luxembourg) (a)	71,550
6,174	Barrick Gold Corp., (Canada)	102,118
17,437	BHP Billiton Ltd., (Australia)	306,528
900	Franco-Nevada Corp., (Canada)	67,204
7,017	Freeport-McMoRan, Inc. (a)	80,625
1,055	Fresnillo plc, (Mexico)	21,449
63,246	Glencore plc, (Switzerland) (a)	232,966
4,527	Goldcorp, Inc., (Canada)	61,562
3,000	JFE Holdings, Inc., (Japan)	49,986
72	Korea Zinc Co. Ltd., (South Korea)	28,152
3,631	MMC Norilsk Nickel PJSC, (Russia), ADR	50,529
4,186	Newcrest Mining Ltd., (Australia)	65,602
2,778	Newmont Mining Corp.	94,869
6,900	Nippon Steel & Sumitomo Metal Corp., (Japan)	146,792
13,506	Norsk Hydro ASA, (Norway)	73,284
475	Novolipetsk Steel PJSC, (Russia), GDR	8,972
1,749	Nucor Corp.	101,617
433	POSCO, (South Korea)	109,239
2,294	Rio Tinto Ltd., (United Kingdom)	106,807
1,185	Rio Tinto plc, (United Kingdom)	47,322
979	Severstal PJSC, (Russia), Reg.S, GDR	12,629
28,496	South32 Ltd., (Australia)	55,881
926	Southern Copper Corp., (Peru)	32,373
3,000	Sumitomo Metal Mining Co. Ltd., (Japan)	36,466
2,346	thyssenkrupp AG, (Germany)	62,290
6,894	Vale SA, (Brazil), ADR	57,703
615	voestalpine AG, (Austria)	27,905
2,366	Wheaton Precious Metals Corp., (Canada)	48,341

		2,341,632

	Paper & Forest Products — 0.5%
2,269	Fibria Celulose SA, (Brazil), ADR	25,935
822	KapStone Paper and Packaging Corp.	17,369
3,662	Mondi plc, (South Africa)	95,731
10,000	Oji Holdings Corp., (Japan)	49,024
5,680	Stora Enso OYJ, (Finland), Class R	71,827
6,602	UPM-Kymmene OYJ, (Finland)	186,032

		445,918

	Total Materials	4,311,152

	Real Estate — 5.3%
	Equity Real Estate Investment Trusts (REITs) — 5.1%
920	Alexandria Real Estate Equities, Inc.	107,346
1,503	American Homes 4 Rent, Class A	33,772
2,170	Apartment Investment & Management Co., Class A	93,136
1,490	AvalonBay Communities, Inc.	284,948

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Equity Real Estate Investment Trusts (REITs) — continued
1,000	Boston Properties, Inc.	121,320
4,200	Brandywine Realty Trust	73,206
1,571	Brixmor Property Group, Inc.	28,341
1,430	Camden Property Trust	119,133
2,560	Corporate Office Properties Trust	86,349
2,390	CubeSmart	59,654
1,150	CyrusOne, Inc.	64,699
600	DDR Corp.	5,148
1,510	Digital Realty Trust, Inc.	178,467
990	Duke Realty Corp.	28,383
299	EastGroup Properties, Inc.	24,351
580	Equinix, Inc.	255,786
1,470	Equity LifeStyle Properties, Inc.	124,068
510	Essex Property Trust, Inc.	131,029
1,950	GGP, Inc.	43,446
6,028	Goodman Group, (Australia)	38,019
2,500	Gramercy Property Trust	73,875
7,060	HCP, Inc.	221,260
2,600	Healthcare Trust of America, Inc., Class A	79,794
1,620	Highwoods Properties, Inc.	81,648
6,990	Host Hotels & Resorts, Inc.	125,750
1,560	Hudson Pacific Properties, Inc.	51,106
2,600	Invitation Homes, Inc.	55,952
6,244	Kimco Realty Corp.	109,520
1,013	Klepierre, (France)	42,311
1,280	Liberty Property Trust	52,595
1,160	Macerich Co. (The)	66,596
1,400	MGM Growth Properties LLC, Class A	39,410
264	Mid-America Apartment Communities, Inc.	26,912
1,620	National Health Investors, Inc.	122,342
1,096	Outfront Media, Inc.	25,044
974	Park Hotels & Resorts, Inc.	25,071
4,500	Prologis, Inc.	249,930
862	Public Storage	185,632
2,752	Quality Care Properties, Inc. (a)	46,564
1,930	Rayonier, Inc.	54,214
1,940	Realty Income Corp.	106,564
1,808	Regency Centers Corp.	110,035
3,900	Senior Housing Properties Trust	82,446
1,250	Simon Property Group, Inc.	192,812
270	SL Green Realty Corp.	27,278
7,500	Spirit Realty Capital, Inc.	54,225
3,930	Sunstone Hotel Investors, Inc.	61,347
1,150	Ventas, Inc.	76,463
570	Vornado Realty Trust	52,554
4,086	Weyerhaeuser Co.	134,675

		4,534,526

	Real Estate Management & Development — 0.2%
2,206	CBRE Group, Inc., Class A (a)	76,945
12,000	China Resources Land Ltd., (China)	35,232
2,000	Mitsui Fudosan Co. Ltd., (Japan)	47,280

		159,457

	Total Real Estate	4,693,983

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.1%
900	Nippon Telegraph & Telephone Corp., (Japan)	43,282
34,880	Telecom Italia SpA, (Italy) (a)	32,744
775	Verizon Communications, Inc.	36,146

		112,172

	Wireless Telecommunication Services — 0.1%
16,695	Vodafone Group plc, (United Kingdom)	49,858

	Total Telecommunication Services	162,030

	Utilities — 2.4%
	Electric Utilities — 1.6%
1,761	American Electric Power Co., Inc.	126,405
4,000	CLP Holdings Ltd., (Hong Kong)	43,741
668	CPFL Energia SA, (Brazil), ADR	10,815
1,758	Duke Energy Corp.	150,625
1,153	Edison International	94,050
1,170	Enel Americas SA, (Chile), ADR	10,986
23,959	Enel SpA, (Italy)	128,262
1,136	Eversource Energy	70,512
1,946	Exelon Corp.	70,659
938	FirstEnergy Corp.	27,427
12,732	Iberdrola SA, (Spain)	101,676
1,368	NextEra Energy, Inc.	193,490
1,059	PG&E Corp.	72,414
1,431	PPL Corp.	57,111
2,050	Southern Co. (The)	103,751
2,100	SSE plc, (United Kingdom)	40,788
2,161	Xcel Energy, Inc.	103,534

		1,406,246

	Gas Utilities — 0.1%
6,000	China Resources Gas Group Ltd., (China)	18,387
15,000	Hong Kong & China Gas Co. Ltd., (Hong Kong)	32,055

		50,442

	Multi-Utilities — 0.7%
11,539	Centrica plc, (United Kingdom)	30,248
631	Consolidated Edison, Inc.	52,240
1,302	Dominion Energy, Inc.	105,162
377	DTE Energy Co.	41,289

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Multi-Utilities — continued
4,613	E.ON SE, (Germany)	40,399
3,397	Engie SA, (France)	51,917
7,573	National Grid plc, (United Kingdom)	106,351
1,050	Public Service Enterprise Group, Inc.	47,155
787	Sempra Energy	91,678
663	WEC Energy Group, Inc.	41,610

		608,049

	Water Utilities — 0.0% (g)
370	American Water Works Co., Inc.	28,927
6,000	Guangdong Investment Ltd., (China)	8,652

		37,579

	Total Utilities	2,102,316

	Total Common Stocks (Cost $25,435,973)	27,640,931

PRINCIPAL AMOUNT($)
Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
	Liberty Interactive LLC,
2,000	3.750%, 02/15/30	1,250
2,996	4.000%, 11/15/29	1,902

	Total Convertible Bonds (Cost $3,158)	3,152

Corporate Bonds — 27.8%
	Consumer Discretionary — 3.4%
	Auto Components — 0.3%
	American Axle & Manufacturing, Inc.,
32,000	6.250%, 04/01/25 (e)	31,680
33,000	6.500%, 04/01/27 (e)	32,588
3,000	6.625%, 10/15/22	3,097
16,000	Dana Financing Luxembourg Sarl, 5.750%, 04/15/25 (e)	16,720
46,000	Dana, Inc., 5.500%, 12/15/24	47,840
	Goodyear Tire & Rubber Co. (The),
34,000	4.875%, 03/15/27	34,187
50,000	5.000%, 05/31/26	51,531
	Icahn Enterprises LP,
15,000	5.875%, 02/01/22	15,356
4,000	6.250%, 02/01/22	4,165
4,000	6.750%, 02/01/24	4,175
18,000	Tenneco, Inc., 5.375%, 12/15/24	18,810

		260,149

	Automobiles — 0.3%
150,000	Daimler Finance North America LLC, (Germany), 1.875%, 01/11/18 (e)	150,311
35,000	Ford Motor Co., 4.346%, 12/08/26	35,719
45,000	General Motors Co., 5.000%, 04/01/35	44,644

		230,674

	Distributors — 0.1%
	Global Partners LP,
10,000	6.250%, 07/15/22	10,100
10,000	7.000%, 06/15/23	10,000
59,000	LKQ Corp., 4.750%, 05/15/23	59,878
10,000	Univar USA, Inc., 6.750%, 07/15/23 (e)	10,475

		90,453

	Diversified Consumer Services — 0.0% (g)
22,000	Service Corp. International, 5.375%, 05/15/24	23,180

	Hotels, Restaurants & Leisure — 0.7%
22,000	1011778 BC ULC, (Canada), 4.250%, 05/15/24 (e)	22,000
18,000	Boyd Gaming Corp., 6.875%, 05/15/23	19,485
3,000	CCM Merger, Inc., 6.000%, 03/15/22 (e)	3,097
5,000	Cedar Fair LP, 5.375%, 04/15/27 (e)	5,250
50,000	Choice Hotels International, Inc., 5.750%, 07/01/22	55,705
15,000	Darden Restaurants, Inc., 3.850%, 05/01/27	15,286
15,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	14,625
4,000	Eldorado Resorts, Inc., 6.000%, 04/01/25 (e)	4,205
10,000	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	10,218
10,000	Gateway Casinos & Entertainment Ltd., (Canada), 8.250%, 03/01/24 (e)	10,413
	GLP Capital LP,
72,000	5.375%, 11/01/23	77,940
57,000	5.375%, 04/15/26	61,703
10,000	Hilton Domestic Operating Co., Inc., 4.250%, 09/01/24 (e)	10,100
4,000	Hilton Grand Vacations Borrower LLC, 6.125%, 12/01/24 (e)	4,300
	Hilton Worldwide Finance LLC,
7,000	4.625%, 04/01/25 (e)	7,228
4,000	4.875%, 04/01/27 (e)	4,140
10,000	Jack Ohio Finance LLC, 6.750%, 11/15/21 (e)	10,363
36,000	Landry’s, Inc., 6.750%, 10/15/24 (e)	37,170

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
81,000	MGM Resorts International, 6.000%, 03/15/23	88,922
13,000	NCL Corp. Ltd., 4.750%, 12/15/21 (e)	13,390
7,000	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	7,341
	Scientific Games International, Inc.,
55,000	7.000%, 01/01/22 (e)	58,712
25,000	10.000%, 12/01/22	27,219
4,000	Seminole Hard Rock Entertainment, Inc., 5.875%, 05/15/21 (e)	4,055
35,000	Six Flags Entertainment Corp., 4.875%, 07/31/24 (e)	35,219

		608,086

	Household Durables — 0.2%
9,000	American Greetings Corp., 7.875%, 02/15/25 (e)	9,585
	CalAtlantic Group, Inc.,
3,000	5.250%, 06/01/26	3,082
29,000	5.875%, 11/15/24	31,248
	Mattamy Group Corp., (Canada),
13,000	6.500%, 11/15/20 (e)	13,292
3,000	6.875%, 12/15/23 (e)	3,038
19,000	New Home Co., Inc. (The), 7.250%, 04/01/22 (e)	19,665
	Tempur Sealy International, Inc.,
29,000	5.500%, 06/15/26	29,122
8,000	5.625%, 10/15/23	8,240
10,000	Toll Brothers Finance Corp., 4.875%, 11/15/25	10,400

		127,672

	Internet & Direct Marketing Retail — 0.0% (g)
	Netflix, Inc.,
15,000	4.375%, 11/15/26 (e)	15,000
10,000	5.875%, 02/15/25	10,925

		25,925

	Media — 1.5%
	21st Century Fox America, Inc.,
30,000	3.375%, 11/15/26	30,042
30,000	3.700%, 10/15/25	30,986
5,000	AMC Entertainment Holdings, Inc., 6.125%, 05/15/27 (e)	5,169
40,000	AMC Networks, Inc., 4.750%, 12/15/22	41,050
46,000	Cablevision Systems Corp., 8.000%, 04/15/20	51,635
	Charter Communications Operating LLC,
45,000	4.464%, 07/23/22	48,275
40,000	4.908%, 07/23/25	43,292
49,000	Cinemark USA, Inc., 4.875%, 06/01/23	49,857
	Clear Channel Worldwide Holdings, Inc.,
65,000	Series B, 6.500%, 11/15/22	66,950
20,000	Series B, 7.625%, 03/15/20	20,100
60,000	Comcast Corp., 3.150%, 03/01/26	60,495
	CSC Holdings LLC,
75,000	5.250%, 06/01/24	76,547
30,000	6.750%, 11/15/21	33,187
30,000	8.625%, 02/15/19	32,925
20,000	Discovery Communications LLC, 3.800%, 03/13/24	20,019
	DISH DBS Corp.,
2,000	5.000%, 03/15/23	2,056
5,000	5.875%, 07/15/22	5,337
4,000	5.875%, 11/15/24	4,260
107,000	6.750%, 06/01/21	118,369
14,000	7.750%, 07/01/26	16,450
4,000	EW Scripps Co. (The), 5.125%, 05/15/25 (e)	4,095
20,000	Gray Television, Inc., 5.875%, 07/15/26 (e)	20,300
75,000	iHeartCommunications, Inc., 9.000%, 12/15/19	59,390
30,000	Live Nation Entertainment, Inc., 4.875%, 11/01/24 (e)	30,375
15,000	Mediacom Broadband LLC, 6.375%, 04/01/23	15,712
10,000	Nexstar Broadcasting, Inc., 5.625%, 08/01/24 (e)	10,075
45,000	Outfront Media Capital LLC, 5.875%, 03/15/25	47,250
5,000	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	5,300
45,000	Regal Entertainment Group, 5.750%, 03/15/22	47,081
25,000	Sinclair Television Group, Inc., 5.625%, 08/01/24 (e)	25,719
	Sirius XM Radio, Inc.,
4,000	4.625%, 05/15/23 (e)	4,063
50,000	5.375%, 04/15/25 (e)	51,375
5,000	5.750%, 08/01/21 (e)	5,175
40,000	TEGNA, Inc., 6.375%, 10/15/23	42,350
20,000	Time Warner, Inc., 2.950%, 07/15/26	18,844
	Univision Communications, Inc.,
60,000	5.125%, 05/15/23 (e)	60,600
5,000	5.125%, 02/15/25 (e)	4,938
	Viacom, Inc.,
25,000	2.250%, 02/04/22	24,292
10,000	3.450%, 10/04/26	9,666
	Videotron Ltd., (Canada),
60,000	5.000%, 07/15/22	63,900
3,000	5.125%, 04/15/27 (e)	3,105

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	WMG Acquisition Corp.,
5,000	4.875%, 11/01/24 (e)	5,050
10,000	5.000%, 08/01/23 (e)	10,238
23,000	5.625%, 04/15/22 (e)	23,920

		1,349,814

	Multiline Retail — 0.1%
4,000	Cumberland Farms, Inc., 6.750%, 05/01/25 (e)	4,190
35,000	Dollar Tree, Inc., 5.750%, 03/01/23	37,065
10,000	JC Penney Corp., Inc., 5.875%, 07/01/23 (e)	9,950
10,000	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	5,175

		56,380

	Specialty Retail — 0.2%
10,000	Caleres, Inc., 6.250%, 08/15/23	10,425
58,000	CST Brands, Inc., 5.000%, 05/01/23	60,088
25,000	L Brands, Inc., 5.625%, 10/15/23	26,406
30,000	Lowe’s Cos., Inc., 3.100%, 05/03/27	30,051
12,000	Penske Automotive Group, Inc., 5.500%, 05/15/26	11,970
	PetSmart, Inc.,
5,000	5.875%, 06/01/25 (e)	5,025
15,000	7.125%, 03/15/23 (e)	13,987
10,000	8.875%, 06/01/25 (e)	9,913
35,000	Sally Holdings LLC, 5.500%, 11/01/23	35,481
4,000	Sonic Automotive, Inc., 6.125%, 03/15/27 (e)	4,010

		207,356

	Textiles, Apparel & Luxury Goods — 0.0% (g)
20,000	Levi Strauss & Co., 5.000%, 05/01/25	20,825

	Total Consumer Discretionary	3,000,514

	Consumer Staples — 1.7%
	Beverages — 0.3%
180,000	Anheuser-Busch InBev Finance, Inc., (Belgium), 3.650%, 02/01/26	185,119
15,000	Constellation Brands, Inc., 2.700%, 05/09/22	14,992
19,000	Cott Beverages, Inc., (Canada), 5.375%, 07/01/22	19,736
14,000	Cott Holdings, Inc., (Canada), 5.500%, 04/01/25 (e)	14,333
45,000	PepsiCo, Inc., 2.750%, 03/01/23	45,762

		279,942

	Food & Staples Retailing — 0.5%
	Albertsons Cos. LLC,
10,000	5.750%, 03/15/25 (e)	9,950
57,000	6.625%, 06/15/24 (e)	58,995
	CVS Health Corp.,
65,000	2.800%, 07/20/20	66,295
35,000	3.875%, 07/20/25	36,665
45,000	Kroger Co. (The), 2.650%, 10/15/26	42,387
74,000	New Albertsons, Inc., 8.000%, 05/01/31	72,705
30,000	Rite Aid Corp., 6.125%, 04/01/23 (e)	29,799
	SUPERVALU, Inc.,
32,000	6.750%, 06/01/21	32,680
70,000	7.750%, 11/15/22	71,925
11,000	US Foods, Inc., 5.875%, 06/15/24 (e)	11,491

		432,892

	Food Products — 0.3%
11,000	B&G Foods, Inc., 5.250%, 04/01/25	11,385
23,000	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	23,000
18,000	Dean Foods Co., 6.500%, 03/15/23 (e)	19,035
16,000	Dole Food Co., Inc., 7.250%, 06/15/25 (e)	16,600
	JBS USA LUX SA, (Brazil),
20,000	5.750%, 06/15/25 (e)	19,225
31,000	5.875%, 07/15/24 (e)	30,225
31,000	7.250%, 06/01/21 (e)	31,039
65,000	Kraft Heinz Foods Co., 3.000%, 06/01/26	62,326
11,000	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	11,275
	Post Holdings, Inc.,
12,000	5.000%, 08/15/26 (e)	12,090
12,000	5.500%, 03/01/25 (e)	12,600
11,000	5.750%, 03/01/27 (e)	11,509
35,000	Tyson Foods, Inc., 3.550%, 06/02/27	35,278

		295,587

	Household Products — 0.1%
25,000	Kronos Acquisition Holdings, Inc., (Canada), 9.000%, 08/15/23 (e)	24,590
25,000	Spectrum Brands, Inc., 5.750%, 07/15/25	26,565

		51,155

	Personal Products — 0.1%
39,000	Nature’s Bounty Co. (The), 7.625%, 05/15/21 (e)	40,755
	Revlon Consumer Products Corp.,
27,000	5.750%, 02/15/21	25,261
15,000	6.250%, 08/01/24	13,313

		79,329

	Tobacco — 0.4%
130,000	Altria Group, Inc., 2.850%, 08/09/22	132,342

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Tobacco — continued
12,000	BAT International Finance plc, (United Kingdom), 3.950%, 06/15/25 (e)	12,568
165,000	Philip Morris International, Inc., 2.125%, 05/10/23	160,098
50,000	Reynolds American, Inc., 4.450%, 06/12/25	53,841

		358,849

	Total Consumer Staples	1,497,754

	Energy — 2.8%
	Energy Equipment & Services — 0.5%
4,000	Ensco plc, 5.200%, 03/15/25	3,380
10,000	Halliburton Co., 3.800%, 11/15/25	10,322
18,000	Nabors Industries, Inc., 5.500%, 01/15/23 (e)	17,820
	Noble Holding International Ltd., (United Kingdom),
4,000	6.200%, 08/01/40	2,820
4,000	7.750%, 01/15/24	3,529
29,000	Parker Drilling Co., 6.750%, 07/15/22	24,940
13,000	Rowan Cos., Inc., 7.375%, 06/15/25	12,740
35,000	Schlumberger Holdings Corp., 4.000%, 12/21/25 (e)	36,955
12,000	SESI LLC, 7.125%, 12/15/21	11,970
37,529	Shelf Drilling Holdings Ltd., (United Arab Emirates), 9.500%, 11/02/20 (e)	37,717
73,000	Transocean Proteus Ltd., 6.250%, 12/01/24 (e)	75,190
	Transocean, Inc.,
7,000	5.800%, 10/15/22	6,545
90,000	6.800%, 03/15/38	69,835
2,000	7.500%, 04/15/31	1,700
47,000	9.000%, 07/15/23 (e)	49,115
7,000	9.100%, 12/15/41	6,442
12,000	Trinidad Drilling Ltd., (Canada), 6.625%, 02/15/25 (e)	11,940
1,000	Weatherford International LLC, 6.800%, 06/15/37	930
	Weatherford International Ltd.,
4,000	5.950%, 04/15/42	3,430
8,000	6.500%, 08/01/36	7,397
2,000	6.750%, 09/15/40	1,860
3,000	7.000%, 03/15/38	2,805
12,000	7.750%, 06/15/21	12,665
56,000	9.875%, 02/15/24 (e)	63,000

		475,047

	Oil, Gas & Consumable Fuels — 2.3%
10,000	Anadarko Petroleum Corp., 3.450%, 07/15/24	9,870
	Antero Resources Corp.,
55,000	5.125%, 12/01/22	55,619
24,000	5.375%, 11/01/21	24,690
5,000	Blue Racer Midstream LLC, 6.125%, 11/15/22 (e)	5,137
	Boardwalk Pipelines LP,
10,000	4.450%, 07/15/27	10,306
10,000	5.950%, 06/01/26	11,340
	BP Capital Markets plc, (United Kingdom),
35,000	3.017%, 01/16/27	34,362
25,000	3.216%, 11/28/23	25,562
15,000	3.535%, 11/04/24	15,507
30,000	3.588%, 04/14/27	30,733
35,000	Buckeye Partners LP, 3.950%, 12/01/26	35,301
67,000	California Resources Corp., 8.000%, 12/15/22 (e)	50,166
5,000	Canadian Natural Resources Ltd., (Canada), 3.800%, 04/15/24	5,100
	Cenovus Energy, Inc., (Canada),
11,000	3.000%, 08/15/22	10,846
20,000	4.250%, 04/15/27 (e)	19,906
15,000	5.400%, 06/15/47 (e)	14,507
25,000	Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/25	26,844
	Chesapeake Energy Corp.,
15,000	4.875%, 04/15/22	13,950
3,000	5.750%, 03/15/23	2,812
2,000	6.125%, 02/15/21	2,025
22,000	8.000%, 01/15/25 (e)	21,890
12,000	8.000%, 06/15/27 (e)	11,760
30,000	Chevron Corp., 2.895%, 03/03/24	30,469
44,000	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	44,990
40,000	Columbia Pipeline Group, Inc., 4.500%, 06/01/25	42,920
	Continental Resources, Inc.,
3,000	4.500%, 04/15/23	2,940
115,000	5.000%, 09/15/22	115,144
	Crestwood Midstream Partners LP,
13,000	5.750%, 04/01/25 (e)	13,292
10,000	6.250%, 04/01/23	10,369
	DCP Midstream Operating LP,
31,000	3.875%, 03/15/23	30,287
3,000	4.750%, 09/30/21 (e)	3,045
15,000	6.750%, 09/15/37 (e)	16,237
20,000	Delek Logistics Partners LP, 6.750%, 05/15/25 (e)	20,300
5,000	Diamondback Energy, Inc., 4.750%, 11/01/24 (e)	5,012

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
38,000	Energy Transfer Equity LP, 5.875%, 01/15/24	40,565
55,000	Enterprise Products Operating LLC, 3.950%, 02/15/27	57,514
	EP Energy LLC,
71,000	8.000%, 02/15/25 (e)	60,705
79,000	9.375%, 05/01/20	71,297
15,000	Genesis Energy LP, 5.625%, 06/15/24	14,587
35,000	Hess Corp., 4.300%, 04/01/27	35,115
	Hilcorp Energy I LP,
41,000	5.000%, 12/01/24 (e)	38,847
9,000	5.750%, 10/01/25 (e)	8,798
5,000	Martin Midstream Partners LP, 7.250%, 02/15/21	5,125
42,000	MEG Energy Corp., (Canada), 6.500%, 01/15/25 (e)	41,055
	MPLX LP,
15,000	4.125%, 03/01/27	15,230
25,000	4.875%, 12/01/24	26,837
14,000	NGL Energy Partners LP, 6.125%, 03/01/25 (e)	13,195
	NuStar Logistics LP,
3,000	4.800%, 09/01/20	3,127
8,000	5.625%, 04/28/27	8,360
7,000	6.750%, 02/01/21	7,630
	Oasis Petroleum, Inc.,
19,000	6.500%, 11/01/21	19,237
16,000	6.875%, 01/15/23	16,080
40,000	ONEOK Partners LP, 4.900%, 03/15/25	43,136
15,000	PBF Holding Co. LLC, 7.250%, 06/15/25 (e)	14,822
5,000	PBF Logistics LP, 6.875%, 05/15/23	5,112
4,000	Peabody Energy Corp., 6.000%, 03/31/22 (e)	4,020
25,000	Phillips 66, 4.300%, 04/01/22	27,051
40,000	Phillips 66 Partners LP, 3.550%, 10/01/26	39,100
	QEP Resources, Inc.,
4,000	5.250%, 05/01/23	3,880
12,000	5.375%, 10/01/22	11,730
7,000	6.875%, 03/01/21	7,350
	Range Resources Corp.,
12,000	4.875%, 05/15/25	11,415
3,000	5.000%, 03/15/23 (e)	2,925
2,000	Rice Energy, Inc., 7.250%, 05/01/23	2,138
26,000	RSP Permian, Inc., 6.625%, 10/01/22	27,398
10,000	SemGroup Corp., 5.625%, 11/15/23	9,956
	SM Energy Co.,
5,000	5.000%, 01/15/24	4,625
9,000	6.500%, 11/15/21	9,090
10,000	6.500%, 01/01/23	9,850
30,000	Spectra Energy Partners LP, 3.375%, 10/15/26	29,492
	Summit Midstream Holdings LLC,
10,000	5.500%, 08/15/22	10,200
13,000	5.750%, 04/15/25	13,325
60,000	Sunoco Logistics Partners Operations LP, 4.250%, 04/01/24	61,948
20,000	Sunoco LP, 6.375%, 04/01/23	21,300
10,000	Tallgrass Energy Partners LP, 5.500%, 09/15/24 (e)	10,150
	Targa Resources Partners LP,
11,000	4.250%, 11/15/23	10,890
15,000	5.125%, 02/01/25 (e)	15,525
5,000	5.375%, 02/01/27 (e)	5,213
	Tesoro Corp.,
8,000	4.750%, 12/15/23 (e)	8,420
12,000	5.125%, 12/15/26 (e)	12,840
	Tesoro Logistics LP,
10,000	5.250%, 01/15/25	10,575
25,000	6.375%, 05/01/24	27,188
15,000	TransCanada PipeLines Ltd., (Canada), 4.625%, 03/01/34	16,257
15,000	Transcanada Trust, (Canada), VAR, 5.300%, 03/15/77	15,375
	Ultra Resources, Inc.,
37,000	6.875%, 04/15/22 (e)	37,324
8,000	7.125%, 04/15/25 (e)	8,030
20,000	Western Gas Partners LP, 4.650%, 07/01/26	21,067
10,000	Western Refining Logistics LP, 7.500%, 02/15/23	10,800
4,000	Western Refining, Inc., 6.250%, 04/01/21	4,125
55,000	Whiting Petroleum Corp., 5.000%, 03/15/19	54,863
	Williams Cos., Inc. (The),
118,000	4.550%, 06/24/24	121,245
5,000	5.750%, 06/24/44	5,216

		2,021,508

	Total Energy	2,496,555

	Financials — 7.7%
	Banks — 3.9%
200,000	ABN AMRO Bank NV, (Netherlands), 2.100%, 01/18/19 (e)	200,383
	Bank of America Corp.,
50,000	2.000%, 01/11/18	50,123
60,000	2.503%, 10/21/22	59,200
65,000	Series L, 3.950%, 04/21/25	66,089

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
25,000	VAR, 3.124%, 01/20/23	25,332
150,000	VAR, 3.824%, 01/20/28	152,710
175,000	Bank of Montreal, (Canada), 2.375%, 01/25/19	176,655
	Bank of Nova Scotia (The), (Canada),
100,000	1.650%, 06/14/19	99,478
90,000	2.450%, 03/22/21	90,654
200,000	Barclays plc, (United Kingdom), 2.000%, 03/16/18	200,232
250,000	Capital One NA, 1.650%, 02/05/18	249,934
	CIT Group, Inc.,
40,000	5.000%, 08/15/22	43,288
42,000	5.375%, 05/15/20	45,150
	Citigroup, Inc.,
100,000	1.750%, 05/01/18	99,968
95,000	1.800%, 02/05/18	95,055
20,000	4.450%, 09/29/27	20,854
45,000	4.600%, 03/09/26	47,385
120,000	VAR, 3.887%, 01/10/28	122,394
20,000	Series T, VAR, 6.250%, 08/15/26 (x) (y)	21,825
60,000	Commonwealth Bank of Australia, (Australia), 2.250%, 03/10/20 (e)	60,276
250,000	Discover Bank, 2.000%, 02/21/18	250,369
200,000	HSBC Bank plc, (United Kingdom), 1.500%, 05/15/18 (e)	199,802
250,000	PNC Bank NA, 2.200%, 01/28/19	251,734
147,000	Royal Bank of Scotland Group plc, (United Kingdom), 6.125%, 12/15/22	160,996
25,000	SunTrust Banks, Inc., Series G, VAR, 5.050%, 06/15/22 (x) (y)	25,063
110,000	Toronto-Dominion Bank (The), (Canada), 2.125%, 04/07/21	109,992
115,000	Wells Fargo & Co., 2.500%, 03/04/21	115,834
250,000	Wells Fargo Bank NA, 2.150%, 12/06/19	251,186
	Westpac Banking Corp., (Australia),
55,000	2.150%, 03/06/20	55,177
65,000	2.600%, 11/23/20	65,837
15,000	VAR, 4.322%, 11/23/31	15,430

		3,428,405

	Capital Markets — 2.0%
	Bank of New York Mellon Corp. (The),
75,000	VAR, 2.661%, 05/16/23	75,650
15,000	Series D, VAR, 4.500%, 06/20/23 (x) (y)	14,963
250,000	Credit Suisse AG, (Switzerland), 1.750%, 01/29/18	250,248
	Goldman Sachs Group, Inc. (The),
115,000	2.350%, 11/15/21	114,004
200,000	2.375%, 01/22/18	200,910
50,000	2.908%, 06/05/23	50,000
135,000	3.850%, 01/26/27	137,487
10,000	VAR, 3.691%, 06/05/28	10,000
12,000	LPL Holdings, Inc., 5.750%, 09/15/25 (e)	12,390
	Morgan Stanley,
105,000	2.500%, 01/24/19	105,919
60,000	2.625%, 11/17/21	60,147
202,000	2.650%, 01/27/20	204,577
115,000	2.750%, 05/19/22	115,169
35,000	3.875%, 01/27/26	36,071
25,000	Northern Trust Corp., VAR, 3.375%, 05/08/32	25,239
55,000	State Street Corp., VAR, 2.653%, 05/15/23	55,457
250,000	UBS AG, (Switzerland), 1.800%, 03/26/18	250,349

		1,718,580

	Consumer Finance — 1.0%
150,000	AerCap Ireland Capital DAC, (Netherlands), 3.950%, 02/01/22	156,874
	Ally Financial, Inc.,
63,000	4.125%, 03/30/20	65,116
95,000	4.625%, 05/19/22	97,731
24,000	8.000%, 11/01/31	28,980
25,000	American Express Credit Corp., 1.875%, 05/03/19	25,018
85,000	Capital One Financial Corp., 3.050%, 03/09/22	85,925
4,000	FirstCash, Inc., 5.375%, 06/01/24 (e)	4,090
	General Motors Financial Co., Inc.,
185,000	2.400%, 04/10/18	185,878
35,000	3.950%, 04/13/24	35,077
10,000	4.350%, 01/17/27	10,113
100,000	HSBC USA, Inc., 2.750%, 08/07/20	101,739
56,000	Navient Corp., 8.450%, 06/15/18	59,399
45,000	Synchrony Financial, 3.700%, 08/04/26	43,441

		899,381

	Diversified Financial Services — 0.2%
35,000	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	35,000
40,000	Berkshire Hathaway, Inc., 3.125%, 03/15/26	40,649
15,000	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	13,050
35,000	National Rural Utilities Cooperative Finance Corp., 2.950%, 02/07/24	35,482
35,000	Nationstar Mortgage LLC, 7.875%, 10/01/20	36,137
10,000	Shell International Finance BV, (Netherlands), 4.125%, 05/11/35	10,365

		170,683

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — 0.5%
	American International Group, Inc.,
55,000	3.300%, 03/01/21	56,639
45,000	3.900%, 04/01/26	46,471
121,000	CNO Financial Group, Inc., 5.250%, 05/30/25	126,899
10,000	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	12,100
30,000	Manulife Financial Corp., (Canada), VAR, 4.061%, 02/24/32	30,401
150,000	Metropolitan Life Global Funding I, 2.500%, 12/03/20 (e)	151,285
20,000	NFP Corp., 9.000%, 07/15/21 (e)	21,000
12,000	USIS Merger Sub, Inc., 6.875%, 05/01/25 (e)	12,150

		456,945

	Thrifts & Mortgage Finance — 0.1%
11,000	Ladder Capital Finance Holdings LLLP, 5.250%, 03/15/22 (e)	11,289
30,000	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	30,037
25,000	Radian Group, Inc., 7.000%, 03/15/21	28,063

		69,389

	Total Financials	6,743,383

	Health Care — 2.1%
	Biotechnology — 0.3%
70,000	AbbVie, Inc., 3.200%, 05/14/26	69,088
40,000	Amgen, Inc., 2.200%, 05/11/20	40,150
40,000	Baxalta, Inc., 4.000%, 06/23/25	41,778
35,000	Celgene Corp., 3.875%, 08/15/25	36,582
55,000	Gilead Sciences, Inc., 2.950%, 03/01/27	53,204

		240,802

	Health Care Equipment & Supplies — 0.2%
	Abbott Laboratories,
20,000	2.900%, 11/30/21	20,309
20,000	3.750%, 11/30/26	20,398
25,000	Becton Dickinson and Co., 3.363%, 06/06/24	25,075
15,000	Hologic, Inc., 5.250%, 07/15/22 (e)	15,750
20,000	Mallinckrodt International Finance SA, 5.625%, 10/15/23 (e)	19,200
50,000	Medtronic Global Holdings SCA, 3.350%, 04/01/27	51,114
	Teleflex, Inc.,
11,000	4.875%, 06/01/26	11,275
20,000	5.250%, 06/15/24	20,700

		183,821

	Health Care Providers & Services — 0.9%
	Acadia Healthcare Co., Inc.,
19,000	5.625%, 02/15/23	19,736
20,000	6.500%, 03/01/24	21,350
55,000	Anthem, Inc., 3.500%, 08/15/24	56,270
	Centene Corp.,
10,000	4.750%, 01/15/25	10,325
29,000	6.125%, 02/15/24	31,510
	Community Health Systems, Inc.,
7,000	5.125%, 08/01/21	7,105
7,000	6.250%, 03/31/23	7,233
6,000	7.125%, 07/15/20	5,902
44,000	DaVita, Inc., 5.125%, 07/15/24	44,770
	Envision Healthcare Corp.,
15,000	5.125%, 07/01/22 (e)	15,375
23,000	5.625%, 07/15/22	24,003
45,000	Express Scripts Holding Co., 3.400%, 03/01/27	43,387
29,000	Fresenius Medical Care US Finance II, Inc., (Germany), 5.875%, 01/31/22 (e)	32,190
	HCA, Inc.,
48,000	5.000%, 03/15/24	51,427
120,000	5.875%, 05/01/23	131,026
50,000	7.500%, 02/15/22	57,625
37,000	IASIS Healthcare LLC, 8.375%, 05/15/19	37,463
11,000	LifePoint Health, Inc., 5.375%, 05/01/24 (e)	11,131
9,000	Molina Healthcare, Inc., 4.875%, 06/15/25 (e)	9,068
41,000	MPH Acquisition Holdings LLC, 7.125%, 06/01/24 (e)	43,817
36,000	Team Health Holdings, Inc., 6.375%, 02/01/25 (e)	34,965
	Tenet Healthcare Corp.,
31,000	4.375%, 10/01/21	31,821
30,000	4.500%, 04/01/21	30,789
19,000	5.000%, 03/01/19	19,380
15,000	6.750%, 06/15/23	14,925
5,000	7.500%, 01/01/22 (e)	5,443
11,000	8.125%, 04/01/22	11,619

		809,655

	Health Care Technology — 0.0% (g)
35,000	Quintiles IMS, Inc., 4.875%, 05/15/23 (e)	35,963

	Life Sciences Tools & Services — 0.1%
40,000	Thermo Fisher Scientific, Inc., 2.950%, 09/19/26	39,076

	Pharmaceuticals — 0.6%
	Allergan Funding SCS,
100,000	2.350%, 03/12/18	100,437
25,000	3.800%, 03/15/25	25,802

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — continued
	Concordia International Corp., (Canada),
33,000	7.000%, 04/15/23 (e)	6,682
13,000	9.000%, 04/01/22 (e)	9,685
20,000	Eli Lilly & Co., 3.100%, 05/15/27	20,275
53,000	Endo Finance LLC, 5.750%, 01/15/22 (e)	50,814
39,000	Mylan NV, 3.950%, 06/15/26	39,106
15,000	Mylan, Inc., 3.125%, 01/15/23 (e)	14,927
20,000	Teva Pharmaceutical Finance Co. BV, (Israel), Series 2, 3.650%, 11/10/21	20,650
55,000	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 3.150%, 10/01/26	51,732
	Valeant Pharmaceuticals International, Inc.,
50,000	5.875%, 05/15/23 (e)	40,719
59,000	6.375%, 10/15/20 (e)	55,239
7,000	6.500%, 03/15/22 (e)	7,348
14,000	6.750%, 08/15/18 (e)	14,114
30,000	7.000%, 10/01/20 (e)	28,650
16,000	7.000%, 03/15/24 (e)	16,920
21,000	7.250%, 07/15/22 (e)	18,637

		521,737

	Total Health Care	1,831,054

	Industrials — 2.4%
	Aerospace & Defense — 0.6%
	Arconic, Inc.,
39,000	5.125%, 10/01/24	41,457
79,000	5.900%, 02/01/27	86,110
	Bombardier, Inc., (Canada),
16,000	6.000%, 10/15/22 (e)	16,010
23,000	6.125%, 01/15/23 (e)	23,072
30,000	7.500%, 03/15/25 (e)	31,034
20,000	8.750%, 12/01/21 (e)	22,188
10,000	L3 Technologies, Inc., 3.850%, 12/15/26	10,300
	Lockheed Martin Corp.,
50,000	2.900%, 03/01/25	49,929
35,000	3.550%, 01/15/26	36,396
8,000	Orbital ATK, Inc., 5.500%, 10/01/23	8,360
	Rockwell Collins, Inc.,
45,000	2.800%, 03/15/22	45,660
35,000	3.200%, 03/15/24	35,495
	TransDigm, Inc.,
30,000	6.000%, 07/15/22	31,084
31,000	6.375%, 06/15/26	31,775
8,000	6.500%, 07/15/24	8,320
10,000	6.500%, 05/15/25 (e)	10,362
50,000	United Technologies Corp., 1.950%, 11/01/21	49,575

		537,127

	Air Freight & Logistics — 0.0% (g)
20,000	XPO Logistics, Inc., 6.125%, 09/01/23 (e)	21,100

	Airlines — 0.1%
12,000	American Airlines Group, Inc., 5.500%, 10/01/19 (e)	12,548
51,000	United Continental Holdings, Inc., 5.000%, 02/01/24	51,765

		64,313

	Building Products — 0.1%
9,000	Airxcel, Inc., 8.500%, 02/15/22 (e)	9,416
23,000	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	20,873
10,000	Masonite International Corp., 5.625%, 03/15/23 (e)	10,500
12,000	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	13,005
14,000	Standard Industries, Inc., 6.000%, 10/15/25 (e)	15,120
4,000	Summit Materials LLC, 5.125%, 06/01/25 (e)	4,050

		72,964

	Commercial Services & Supplies — 0.3%
6,000	ACCO Brands Corp., 5.250%, 12/15/24 (e)	6,195
59,000	ADT Corp. (The), 4.125%, 06/15/23	58,852
	Covanta Holding Corp.,
3,000	5.875%, 07/01/25	2,925
15,000	6.375%, 10/01/22	15,431
75,000	GW Honos Security Corp., (Canada), 8.750%, 05/15/25 (e)	77,250
11,000	Harland Clarke Holdings Corp., 8.375%, 08/15/22 (e)	11,633
55,000	Nielsen Finance LLC, 5.000%, 04/15/22 (e)	56,581
70,000	Prime Security Services Borrower LLC, 9.250%, 05/15/23 (e)	76,534

		305,401

	Construction & Engineering — 0.1%
	AECOM,
13,000	5.125%, 03/15/27 (e)	12,951
59,000	5.875%, 10/15/24	63,277
26,000	MasTec, Inc., 4.875%, 03/15/23	26,195
23,000	Tutor Perini Corp., 6.875%, 05/01/25 (e)	24,064

		126,487

	Electrical Equipment — 0.1%
13,000	EnerSys, 5.000%, 04/30/23 (e)	13,406

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electrical Equipment — continued
22,000	Sensata Technologies BV, 4.875%, 10/15/23 (e)	22,385
66,000	Vertiv Group Corp., 9.250%, 10/15/24 (e)	71,280

		107,071

	Industrial Conglomerates — 0.1%
25,000	General Electric Co., Series D, VAR, 5.000%, 01/21/21 (x) (y)	26,383
	Roper Technologies, Inc.,
10,000	2.800%, 12/15/21	10,132
5,000	3.800%, 12/15/26	5,159

		41,674

	Machinery — 0.1%
40,000	Navistar International Corp., 8.250%, 11/01/21	40,475
5,000	Novelis Corp., 5.875%, 09/30/26 (e)	5,175
20,000	Parker-Hannifin Corp., 3.250%, 03/01/27 (e)	20,340
8,000	Tennant Co., 5.625%, 05/01/25 (e)	8,340
28,000	Terex Corp., 5.625%, 02/01/25 (e)	28,700
10,000	Titan International, Inc., 6.875%, 10/01/20	10,312

		113,342

	Professional Services — 0.1%
15,000	AMN Healthcare, Inc., 5.125%, 10/01/24 (e)	15,225
7,000	Booz Allen Hamilton, Inc., 5.125%, 05/01/25 (e)	7,157
12,000	IHS Markit Ltd., 4.750%, 02/15/25 (e)	12,600
15,000	Jaguar Holding Co. II, 6.375%, 08/01/23 (e)	15,863

		50,845

	Road & Rail — 0.2%
70,000	Burlington Northern Santa Fe LLC, 3.400%, 09/01/24	73,205
	CSX Corp.,
15,000	2.600%, 11/01/26	14,460
15,000	3.250%, 06/01/27	15,174
	Park Aerospace Holdings Ltd., (Ireland),
9,000	5.250%, 08/15/22 (e)	9,445
9,000	5.500%, 02/15/24 (e)	9,478
25,000	Penske Truck Leasing Co. LP, 4.200%, 04/01/27 (e)	25,857
15,000	Union Pacific Corp., 3.000%, 04/15/27	15,098

		162,717

	Trading Companies & Distributors — 0.6%
25,000	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	20,937
65,000	Air Lease Corp., 3.000%, 09/15/23	64,606
119,000	Aircastle Ltd., 5.125%, 03/15/21	127,479
45,000	Aviation Capital Group Corp., 2.875%, 01/20/22 (e)	44,972
15,000	HD Supply, Inc., 5.750%, 04/15/24 (e)	15,994
100,000	International Lease Finance Corp., 3.875%, 04/15/18	101,624
	United Rentals North America, Inc.,
5,000	5.500%, 05/15/27	5,138
40,000	5.750%, 11/15/24	42,300
60,000	5.875%, 09/15/26	63,599
29,000	WESCO Distribution, Inc., 5.375%, 06/15/24	30,160

		516,809

	Total Industrials	2,119,850

	Information Technology — 2.1%
	Communications Equipment — 0.4%
	Avaya, Inc.,
65,000	7.000%, 04/01/19 (d) (e)	53,137
10,000	10.500%, 03/01/21 (d) (e)	1,250
135,000	Cisco Systems, Inc., 2.200%, 02/28/21	135,993
8,000	CommScope Technologies LLC, 5.000%, 03/15/27 (e)	8,000
35,000	CommScope, Inc., 5.500%, 06/15/24 (e)	36,706
	Harris Corp.,
50,000	1.999%, 04/27/18	50,093
50,000	3.832%, 04/27/25	51,899
10,000	Nokia OYJ, (Finland), 6.625%, 05/15/39	11,294
12,000	Plantronics, Inc., 5.500%, 05/31/23 (e)	12,450

		360,822

	Electronic Equipment, Instruments & Components — 0.0% (g)
20,000	CDW LLC, 5.500%, 12/01/24	21,600

	Internet Software & Services — 0.1%
8,000	Match Group, Inc., 6.375%, 06/01/24	8,720
13,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	13,878
	Zayo Group LLC,
24,000	5.750%, 01/15/27 (e)	25,317
26,000	6.000%, 04/01/23	27,495

		75,410

	IT Services — 0.1%
	Alliance Data Systems Corp.,
7,000	5.375%, 08/01/22 (e)	7,087
5,000	5.875%, 11/01/21 (e)	5,175
	First Data Corp.,
44,000	5.000%, 01/15/24 (e)	45,595

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	IT Services — continued
30,000	5.750%, 01/15/24 (e)	31,725
31,000	7.000%, 12/01/23 (e)	33,403
13,000	Gartner, Inc., 5.125%, 04/01/25 (e)	13,585

		136,570

	Semiconductors & Semiconductor Equipment — 0.4%
	Analog Devices, Inc.,
40,000	2.500%, 12/05/21	40,293
20,000	3.125%, 12/05/23	20,371
15,000	3.500%, 12/05/26	15,182
50,000	Broadcom Corp., 3.625%, 01/15/24 (e)	50,898
	Intel Corp.,
60,000	2.600%, 05/19/26	58,339
17,000	2.875%, 05/11/24	17,140
	Micron Technology, Inc.,
2,000	5.250%, 08/01/23 (e)	2,055
40,000	5.250%, 01/15/24 (e)	41,200
3,000	5.500%, 02/01/25	3,129
10,000	Qorvo, Inc., 6.750%, 12/01/23	10,950
	QUALCOMM, Inc.,
39,000	1.850%, 05/20/19	39,069
55,000	2.900%, 05/20/24	54,883
10,000	Versum Materials, Inc., 5.500%, 09/30/24 (e)	10,500

		364,009

	Software — 0.6%
30,000	Camelot Finance SA, 7.875%, 10/15/24 (e)	32,325
5,000	CURO Financial Technologies Corp., 12.000%, 03/01/22 (e)	5,250
29,000	Genesys Telecommunications Laboratories, Inc., 10.000%, 11/30/24 (e)	32,480
10,000	Infor Software Parent LLC, 7.125%, (cash), 05/01/21 (e)(v)	10,325
35,000	Infor US, Inc., 6.500%, 05/15/22	36,444
7,000	Informatica LLC, 7.125%, 07/15/23 (e)	7,052
	Microsoft Corp.,
110,000	2.400%, 08/08/26	105,964
15,000	3.300%, 02/06/27	15,499
10,000	3.500%, 02/12/35	9,968
4,000	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	4,081
	Open Text Corp., (Canada),
15,000	5.625%, 01/15/23 (e)	15,769
3,000	5.875%, 06/01/26 (e)	3,212
	Oracle Corp.,
135,000	2.400%, 09/15/23	133,734
45,000	2.500%, 05/15/22	45,561
20,000	Solera LLC, 10.500%, 03/01/24 (e)	22,900
14,000	Symantec Corp., 5.000%, 04/15/25 (e)	14,525

		495,089

	Technology Hardware, Storage & Peripherals — 0.5%
	Apple, Inc.,
90,000	2.850%, 05/11/24	90,842
45,000	3.200%, 05/11/27	45,596
35,000	3.350%, 02/09/27	35,910
	Diamond 1 Finance Corp.,
46,000	5.875%, 06/15/21 (e)	48,616
80,000	6.020%, 06/15/26 (e)	88,241
42,000	7.125%, 06/15/24 (e)	46,797
8,000	Diebold Nixdorf, Inc., 8.500%, 04/15/24	8,980
	EMC Corp.,
13,000	2.650%, 06/01/20	12,819
10,000	3.375%, 06/01/23	9,700
	Western Digital Corp.,
15,000	7.375%, 04/01/23 (e)	16,417
10,000	10.500%, 04/01/24	11,725

		415,643

	Total Information Technology	1,869,143

	Materials — 1.8%
	Chemicals — 0.5%
40,000	Blue Cube Spinco, Inc., 10.000%, 10/15/25	49,600
	CF Industries, Inc.,
55,000	3.400%, 12/01/21 (e)	55,530
13,000	4.500%, 12/01/26 (e)	13,417
26,000	5.150%, 03/15/34	24,050
	Chemours Co. (The),
6,000	5.375%, 05/15/27	6,270
10,000	7.000%, 05/15/25	11,075
55,000	CVR Partners LP, 9.250%, 06/15/23 (e)	56,993
15,000	EI du Pont de Nemours & Co., 2.200%, 05/01/20	15,055
31,000	Gates Global LLC, 6.000%, 07/15/22 (e)	31,583
60,000	Hexion, Inc., 6.625%, 04/15/20	55,800
8,000	Koppers, Inc., 6.000%, 02/15/25 (e)	8,420
15,000	LYB International Finance II BV, 3.500%, 03/02/27	14,903
10,000	Momentive Performance Materials, Inc., 3.880%, 10/24/21	10,125
	NOVA Chemicals Corp., (Canada),
11,000	4.875%, 06/01/24 (e) (w)	11,027
22,000	5.000%, 05/01/25 (e)	22,055
6,000	5.250%, 06/01/27 (e) (w)	6,008

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
13,000	Olin Corp., 5.125%, 09/15/27	13,439
30,000	PolyOne Corp., 5.250%, 03/15/23	31,500
5,000	Scotts Miracle-Gro Co. (The), 5.250%, 12/15/26	5,187
20,000	Sherwin-Williams Co. (The), 2.750%, 06/01/22	20,078

		462,115

	Construction Materials — 0.3%
200,000	Cemex SAB de CV, (Mexico), 6.125%, 05/05/25 (e)	215,000
10,000	Martin Marietta Materials, Inc., 3.450%, 06/01/27	9,992
10,000	US Concrete, Inc., 6.375%, 06/01/24 (e)	10,450

		235,442

	Containers & Packaging — 0.3%
60,000	Ball Corp., 5.250%, 07/01/25	65,190
60,000	Berry Plastics Corp., 5.125%, 07/15/23	62,880
22,000	BWAY Holding Co., 5.500%, 04/15/24 (e)	22,495
4,000	Flex Acquisition Co., Inc., 6.875%, 01/15/25 (e)	4,190
	Graphic Packaging International, Inc.,
10,000	4.125%, 08/15/24	10,125
11,000	4.750%, 04/15/21	11,522
30,000	Owens-Brockway Glass Container, Inc., 5.375%, 01/15/25 (e)	31,875
75,000	Sealed Air Corp., 5.125%, 12/01/24 (e)	78,938

		287,215

	Metals & Mining — 0.7%
18,000	AK Steel Corp., 7.000%, 03/15/27	18,090
	ArcelorMittal, (Luxembourg),
39,000	6.125%, 06/01/25	43,953
59,000	7.000%, 02/25/22	66,375
60,000	7.500%, 03/01/41	66,300
59,000	Commercial Metals Co., 4.875%, 05/15/23	59,221
	FMG Resources August 2006 Pty. Ltd., (Australia),
8,000	4.750%, 05/15/22 (e)	8,095
9,000	5.125%, 05/15/24 (e)	9,079
	Freeport-McMoRan, Inc.,
80,000	3.550%, 03/01/22	74,800
60,000	4.000%, 11/14/21	58,572
19,000	5.450%, 03/15/43	16,067
10,000	Hecla Mining Co., 6.875%, 05/01/21	10,325
5,000	Hudbay Minerals, Inc., (Canada), 7.250%, 01/15/23 (e)	5,225
10,000	Kaiser Aluminum Corp., 5.875%, 05/15/24	10,550
15,000	Lundin Mining Corp., (Canada), 7.500%, 11/01/20 (e)	15,864
	Steel Dynamics, Inc.,
5,000	5.000%, 12/15/26	5,088
95,000	6.375%, 08/15/22	98,467
	Teck Resources Ltd., (Canada),
15,000	6.000%, 08/15/40	15,225
20,000	8.000%, 06/01/21 (e)	21,700
5,000	United States Steel Corp., 8.375%, 07/01/21 (e)	5,488
25,000	Vale Overseas Ltd., (Brazil), 6.250%, 08/10/26	26,850

		635,334

	Paper & Forest Products — 0.0% (g)
10,000	Clearwater Paper Corp., 4.500%, 02/01/23	9,850

	Total Materials	1,629,956

	Real Estate — 0.4%
	Equity Real Estate Investment Trusts (REITs) — 0.4%
65,000	American Tower Corp., 3.375%, 10/15/26	63,934
60,000	Crown Castle International Corp., 3.700%, 06/15/26	60,598
	CyrusOne LP,
8,000	5.000%, 03/15/24 (e)	8,180
7,000	5.375%, 03/15/27 (e)	7,210
15,000	DuPont Fabros Technology LP, 5.875%, 09/15/21	15,600
15,000	EPR Properties, 4.500%, 06/01/27	15,060
	Equinix, Inc.,
25,000	5.375%, 04/01/23	26,180
11,000	5.750%, 01/01/25	11,880
5,000	5.875%, 01/15/26	5,436
40,000	HCP, Inc., 3.400%, 02/01/25	39,350
30,000	Iron Mountain, Inc., 5.750%, 08/15/24	30,787
35,000	Kimco Realty Corp., 3.800%, 04/01/27	35,011
25,000	SBA Communications Corp., 4.875%, 09/01/24 (e)	25,363
	Uniti Group, Inc.,
10,000	6.000%, 04/15/23 (e)	10,475
2,000	7.125%, 12/15/24 (e)	2,005
13,000	7.125%, 12/15/24 (e)	13,097
30,000	Ventas Realty LP, 3.850%, 04/01/27	30,187

	Total Real Estate	400,353

	Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.3%
	AT&T, Inc.,
90,000	3.400%, 05/15/25	88,418

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
45,000	4.125%, 02/17/26	46,019
20,000	4.250%, 03/01/27	20,582
	CCO Holdings LLC,
20,000	5.125%, 05/01/27 (e)	20,463
35,000	5.500%, 05/01/26 (e)	36,996
40,000	5.750%, 02/15/26 (e)	42,850
70,000	5.875%, 04/01/24 (e)	75,197
15,000	Cincinnati Bell, Inc., 7.000%, 07/15/24 (e)	15,712
25,000	Consolidated Communications, Inc., 6.500%, 10/01/22	24,844
141,000	Embarq Corp., 7.995%, 06/01/36	143,203
	Frontier Communications Corp.,
25,000	6.250%, 09/15/21	23,438
31,000	8.500%, 04/15/20	32,860
47,000	9.250%, 07/01/21	47,881
16,000	10.500%, 09/15/22	15,720
20,000	11.000%, 09/15/25	18,675
	Intelsat Jackson Holdings SA, (Luxembourg),
22,000	5.500%, 08/01/23	18,150
10,000	7.250%, 04/01/19	9,550
13,000	7.250%, 10/15/20	11,732
30,000	7.500%, 04/01/21	26,700
35,000	8.000%, 02/15/24 (e)	37,800
	Level 3 Financing, Inc.,
42,000	5.375%, 08/15/22	43,260
25,000	5.375%, 05/01/25	26,281
15,000	Qwest Capital Funding, Inc., 6.875%, 07/15/28	14,287
5,000	Qwest Corp., 7.250%, 09/15/25	5,551
	Sprint Capital Corp.,
37,000	6.875%, 11/15/28	41,024
36,000	8.750%, 03/15/32	45,382
	Verizon Communications, Inc.,
5,000	3.500%, 11/01/24	5,068
140,000	4.125%, 03/16/27	145,117
	Windstream Services LLC,
10,000	7.500%, 06/01/22	9,250
15,000	7.750%, 10/01/21	14,513

		1,106,523

	Wireless Telecommunication Services — 0.6%
44,000	Hughes Satellite Systems Corp., 5.250%, 08/01/26	45,265
60,000	Sprint Communications, Inc., 7.000%, 03/01/20 (e)	66,600
	Sprint Corp.,
175,000	7.125%, 06/15/24	196,853
50,000	7.625%, 02/15/25	57,500
	T-Mobile USA, Inc.,
110,000	6.000%, 04/15/24	118,525
15,000	6.500%, 01/15/24	16,242
24,000	6.836%, 04/28/23	25,680

		526,665

	Total Telecommunication Services	1,633,188

	Utilities — 1.5%
	Electric Utilities — 0.7%
10,000	AEP Transmission Co. LLC, 3.100%, 12/01/26	10,052
70,000	Duke Energy Corp., 3.750%, 04/15/24	73,463
80,000	Emera US Finance LP, (Canada), 3.550%, 06/15/26	79,945
70,000	Entergy Corp., 4.000%, 07/15/22	74,503
	Exelon Corp.,
25,000	3.497%, 06/01/22	25,596
60,000	3.950%, 06/15/25	62,397
25,000	Gulf Power Co., 3.300%, 05/30/27	25,252
40,000	ITC Holdings Corp., 3.650%, 06/15/24	40,733
25,000	Metropolitan Edison Co., 4.000%, 04/15/25 (e)	25,744
25,000	NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/27	25,420
65,000	Pacific Gas & Electric Co., 3.400%, 08/15/24	67,463
20,000	Rochester Gas & Electric Corp., 3.100%, 06/01/27 (e)	20,052
30,000	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	33,450
25,000	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/25 (e)	26,091
40,000	Xcel Energy, Inc., 3.350%, 12/01/26	40,673

		630,834

	Gas Utilities — 0.0% (g)
	AmeriGas Partners LP,
6,000	5.500%, 05/20/25	6,075
9,000	5.750%, 05/20/27	9,090

		15,165

	Independent Power and Renewable Electricity Producers — 0.5%
80,000	AES Corp., 7.375%, 07/01/21	91,400
75,000	Calpine Corp., 5.250%, 06/01/26 (e)	74,625
	Dynegy, Inc.,
105,000	5.875%, 06/01/23	98,831
5,000	8.000%, 01/15/25 (e)	4,851
10,000	Exelon Generation Co. LLC, 3.400%, 03/15/22	10,210
40,000	GenOn Energy, Inc., 9.875%, 10/15/20	29,100
45,000	NRG Energy, Inc., 7.250%, 05/15/26	46,013

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Independent Power and Renewable Electricity Producers — continued
50,000	NRG Yield Operating LLC, 5.375%, 08/15/24	51,625
11,000	Pattern Energy Group, Inc., 5.875%, 02/01/24 (e)	11,495
20,000	Talen Energy Supply LLC, 9.500%, 07/15/22 (e)	17,600

		435,750

	Multi-Utilities — 0.3%
65,000	Berkshire Hathaway Energy Co., 3.500%, 02/01/25	67,151
	CMS Energy Corp.,
5,000	2.950%, 02/15/27	4,812
15,000	3.450%, 08/15/27	15,129
	Dominion Energy, Inc.,
30,000	Series D, 2.850%, 08/15/26	28,709
20,000	3.625%, 12/01/24	20,466
60,000	Sempra Energy, 4.050%, 12/01/23	63,566

		199,833

	Total Utilities	1,281,582

	Total Corporate Bonds (Cost $24,256,025)	24,503,332

SHARES
Exchange Traded Funds — 7.0%
	Fixed Income — 2.1%
15,824	iShares TIPS Bond Fund	1,814,696

	U.S. Equity — 4.9%
52,735	Vanguard REIT Fund	4,334,290

	Total Exchange Traded Funds (Cost $6,363,785)	6,148,986

Investment Companies — 8.1%
	Alternative Assets — 2.2% (b)
101,819	JPMorgan Opportunistic Equity Long/Short Fund, Class R6 Shares (a)	1,933,537

	Fixed Income — 5.9%
549,179	JPMorgan Floating Rate Income Fund, Class R6 Shares	5,184,250

	Total Investment Companies (Cost $6,996,400)	7,117,787

Preferred Stocks — 0.1%
	Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
117	Volkswagen AG (Preference), (Germany)	17,630

	Consumer Staples — 0.1%
	Household Products — 0.1%
271	Henkel AG & Co. KGaA (Preference), (Germany)	38,062

	Total Preferred Stocks (Cost $52,045)	55,692

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
1,096	Media General, Inc. CVR (a) (Cost $–)	—

PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 6.8%
	U.S. Treasury Inflation Indexed Bond,
164,000	0.625%, 02/15/43	162,806
123,000	0.750%, 02/15/42	128,401
151,000	0.750%, 02/15/45	149,407
29,000	0.875%, 02/15/47	28,948
85,400	1.000%, 02/15/46	89,479
61,000	1.375%, 02/15/44	70,570
76,000	1.750%, 01/15/28	100,307
85,000	2.000%, 01/15/26	118,726
36,000	2.125%, 02/15/40	51,365
155,000	2.375%, 01/15/25	231,449
66,000	2.500%, 01/15/29	91,821
21,000	3.375%, 04/15/32	40,590
75,000	3.625%, 04/15/28	150,383
23,000	3.875%, 04/15/29	47,202
	U.S. Treasury Inflation Indexed Note,
581,000	0.125%, 04/15/19	608,489
9,000	0.125%, 04/15/20	9,451
358,000	0.125%, 04/15/21	371,076
166,000	0.125%, 01/15/22	180,235
85,000	0.125%, 04/15/22	85,651
219,000	0.125%, 07/15/22	234,481
116,000	0.125%, 01/15/23	122,714
189,000	0.125%, 07/15/24	193,019
170,000	0.125%, 07/15/26	169,369
330,000	0.250%, 01/15/25	337,875
176,000	0.375%, 07/15/23	187,745
244,000	0.375%, 07/15/25	252,381
114,000	0.375%, 01/15/27	114,886
187,000	0.625%, 07/15/21	209,296
305,000	0.625%, 01/15/24	327,175
263,000	0.625%, 01/15/26	275,650

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
275,000	1.125%, 01/15/21	321,228
64,000	1.375%, 07/15/18	74,024
3,000	1.375%, 01/15/20	3,535
94,000	1.875%, 07/15/19	112,883
61,000	2.125%, 01/15/19	72,091
236,000	U.S. Treasury Note, 0.750%, 01/31/18 (k)	235,308

	Total U.S. Treasury Obligations (Cost $6,000,406)	5,960,016

Short-Term Investments — 10.8%
	U.S. Treasury Obligation — 0.1%
55,000	U.S. Treasury Bill, 0.748%, 06/29/17 (k) (n)	54,964

SHARES
	Investment Company — 10.7%
5,773,680	JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.690% (b) (l) ^	5,773,680
3,630,404	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.660% (b) (l)	3,630,404

	Total Investment Companies	9,404,084

	Total Short-Term Investments (Cost $9,459,052)	9,459,048

	Total Investments — 96.6% (Cost $82,626,759)	85,007,709
	Other Assets in Excess of Liabilities — 3.4%	2,983,764

	NET ASSETS — 100.0%	$87,991,473

Percentages indicated are based on net assets.

SUMMARY OF INVESTMENTS BY COUNTRY*
United States	71.8%
Canada	3.0
United Kingdom	2.2
Australia	1.5
Japan	1.2
Switzerland	1.2
France	1.1
Netherlands	1.0
Others (each less than 1.0%)	5.9
Short-Term Investments	11.1

*	Percentages indicated are based upon total investments as of May 31, 2017.

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
16	Mini MSCI EAFE Index	06/16/17	USD	$1,508,720	$85,142
26	Mini MSCI Emerging Markets Index	06/16/17	USD	1,304,940	86,831
11	WTI Crude Oil Futures^	06/19/17	USD	531,520	(35,049)
23	CBOT Bloomberg Commodity Index Future^	06/21/17	USD	190,440	(302)
5	Gasoline RBOB Futures^	06/30/17	USD	335,265	(23,096)
12	Sugar No. 11 (World Markets) Futures^	06/30/17	USD	199,853	(26,378)
3	Cotton No. 2 Futures^	07/07/17	USD	115,470	(654)
34	Corn Futures^	07/14/17	USD	632,400	6,266
5	Hard Red Winter Wheat Future^	07/14/17	USD	107,937	(1,365)
10	Soybean Futures^	07/14/17	USD	458,000	(22,279)
8	Soybean Meal Futures^	07/14/17	USD	238,480	(13,804)
10	LME Primary Aluminum Futures^	07/17/17	USD	480,938	17,157
4	LME Zinc Futures^	07/17/17	USD	259,550	(20,587)
1	Mini Silver Futures^	07/27/17	USD	17,406	241
4	Silver Futures^	07/27/17	USD	348,120	(24,190)
12	Brent Crude Oil Futures^	07/31/17	USD	613,080	16,656
8	Lean Hogs Futures^	08/14/17	USD	262,960	17,996
12	Natural Gas Financial Futures^	08/29/17	USD	371,400	(41,072)
7	Live Cattle Futures^	08/31/17	USD	340,760	5,659
4	NY Harbor ULSD Futures^	08/31/17	USD	257,964	(5,790)
4	LME Nickel Futures^	09/18/17	USD	215,616	(21,564)
4	LME Zinc Futures^	09/18/17	USD	260,375	1,325
3	10 Year U.S. Treasury Note	09/20/17	USD	378,891	1,728
4	2 Year U.S. Treasury Note	09/29/17	USD	865,937	54
28	5 Year U.S. Treasury Note	09/29/17	USD	3,312,750	3,535
12	Natural Gas Financial Futures^	10/27/17	USD	382,080	(23,551)
3	LME Nickel Futures^	11/13/17	USD	162,378	(2,367)
9	LME Primary Aluminum Futures^	11/13/17	USD	435,881	2,842
4	LME Zinc Futures^	11/13/17	USD	260,775	(3,287)
15	CBOT Wheat Futures^	12/14/17	USD	349,875	(3,857)
11	Soybean Oil Futures^	12/14/17	USD	210,606	(2,144)
4	Coffee ‘C’ Futures^	12/18/17	USD	202,875	(23,937)
10	Copper Futures^	12/27/17	USD	652,125	(651)
8	Gold 100 OZ Futures^	12/27/17	USD	1,026,000	15,819
	Short Futures Outstanding
(10)	LME Primary Aluminum Futures^	07/17/17	USD	(480,938)	(2,305)
(4)	LME Zinc Futures^	07/17/17	USD	(259,550)	6,038
(1)	Natural Gas Futures^	08/29/17	USD	(30,950)	2,027
(4)	LME Nickel Futures^	09/18/17	USD	(215,616)	5,370
(4)	LME Zinc Futures^	09/18/17	USD	(260,375)	3,588
(9)	10 Year U.S. Treasury Ultra Bond	09/20/17	USD	(1,221,609)	(6,700)
(1)	Copper Futures^	09/27/17	USD	(64,825)	1,010
(32)	5 Year U.S. Treasury Note	09/29/17	USD	(3,786,000)	(7,067)

					$(32,712)

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
155,342	AUD	Australia and New Zealand Banking Group Ltd.	08/16/17	$114,512	$115,295	$783

148,947	CHF	Royal Bank of Canada	08/16/17	151,548	154,551	3,003

18,976	EUR	Australia and New Zealand Banking Group Ltd.	08/16/17	20,729	21,405	676

19,570	GBP	Citibank, NA	08/16/17	25,349	25,275	(74)

53,420	HKD	Australia and New Zealand Banking Group Ltd.	08/16/17	6,876	6,868	(8)
174,036	HKD	TD Bank Financial Group	08/16/17	22,408	22,376	(32)

1,631,480	JPY	Australia and New Zealand Banking Group Ltd.	08/16/17	14,366	14,782	416
1,052,662	JPY	TD Bank Financial Group	08/16/17	9,443	9,538	95

309,659	SEK	Citibank, NA	08/16/17	35,217	35,785	568

50,768	SGD	Barclays Bank plc	08/16/17	36,165	36,726	561

				$436,613	$442,601	$5,988

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
19,559	CHF	Australia and New Zealand Banking Group Ltd.	08/16/17	$19,616	$20,295	$(679)

240,100	DKK	TD Bank Financial Group	08/16/17	35,566	36,417	(851)

203,533	EUR	Barclays Bank plc	08/16/17	224,176	229,576	(5,400)
9,531	EUR	Citibank, NA	08/16/17	10,747	10,750	(3)
6,036	EUR	Royal Bank of Canada	08/16/17	6,806	6,808	(2)
6,319	EUR	Union Bank of Switzerland AG	08/16/17	7,117	7,127	(10)

9,496	GBP	Royal Bank of Canada	08/16/17	12,308	12,265	43

10,736,246	JPY	Australia and New Zealand Banking Group Ltd.	08/16/17	96,055	97,279	(1,224)

104,132	NOK	Deutsche Bank AG	08/16/17	12,035	12,340	(305)

				$424,426	$432,857	$(8,431)

Inflation-Linked Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America NA	1.897% at termination	CPI-U at termination	11/01/2021	$4,000,000	$20,606
Bank of America NA	2.018% at termination	CPI-U at termination	11/04/2026	2,000,000	15,719
Deutsche Bank AG, New York	1.965% at termination	CPI-U at termination	11/02/2018	4,000,000	(1,810)
Deutsche Bank AG, New York	2.293% at termination	CPI-U at termination	01/04/2027	1,500,000	(32,023)
Morgan Stanley Capital Services	2.140% at termination	CPI-U at termination	02/10/2022	3,000,000	(27,960)
Morgan Stanley Capital Services	2.110% at termination	CPI-U at termination	04/11/2022	1,500,000	(16,740)
Morgan Stanley Capital Services	2.073% at termination	CPI-U at termination	04/13/2022	3,000,000	(27,749)
Morgan Stanley Capital Services	2.238% at termination	CPI-U at termination	11/17/2026	2,000,000	(29,266)
Morgan Stanley Capital Services	2.199% at termination	CPI-U at termination	12/01/2026	2,000,000	(21,906)
Morgan Stanley Capital Services	2.320% at termination	CPI-U at termination	01/17/2027	1,000,000	(23,920)
Morgan Stanley Capital Services	2.320% at termination	CPI-U at termination	01/17/2027	1,000,000	(23,920)

					$(168,969)

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
Brent	—	Broom, Rannoch, Etieve, Ness, Tarbat
CBOT	—	Chicago Board of Trade
CHF	—	Swiss Franc
CVA	—	Dutch Certification
CVR	—	Contingent Value Rights
DKK	—	Danish Krone
EAFE	—	Europe, Australasia and Far East
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
LME	—	London Metal Exchange
MSCI	—	Morgan Stanley Capital International
NOK	—	Norwegian Krone
RBOB	—	Reformulated gasoline blendstock for oxygen blending
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
TIPS	—	Treasury Inflation Protected Security
ULSD	—	Ultra Low Sulfur Diesel
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
WTI	—	West Texas Intermediate

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(n)	—	The rate shown is the effective yield as of May 31, 2017.
(r)	—	Rates shown are per annum and payments are as described.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2017.
(y)	—	Preferred Security.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(^)	—	Represents positions held in the Subsidiary.

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,473,179
Aggregate gross unrealized depreciation	(1,092,229)

Net unrealized appreciation/depreciation	$2,380,950

Federal income tax cost of investments	$82,626,759

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$1,528,197	$351,766	$—		$1,879,963
Consumer Staples	554,266	427,690	—		981,956
Energy	2,342,442	1,455,125	—		3,797,567
Financials	1,774,328	604,023	—		2,378,351
Health Care	1,087,759	267,272	—		1,355,031
Industrials	1,366,251	1,918,308	—		3,284,559
Information Technology	2,461,200	232,823	—		2,694,023
Materials	2,017,847	2,293,305	—		4,311,152
Real Estate	4,531,141	162,842	—		4,693,983
Telecommunication Services	36,146	125,884	—		162,030
Utilities	1,499,840	602,476	—		2,102,316

Total Common Stocks	19,199,417	8,441,514	—		27,640,931

Preferred Stock
Consumer Discretionary	—	17,630	—		17,630
Consumer Staples	—	38,062	—		38,062

Total Preferred Stocks	—	55,692	—		55,692

Debt Securities
Asset-Backed Securities	—	170,989	2,235,269		2,406,258
Collateralized Mortgage Obligations	—	1,712,507	—		1,712,507
Convertible Bonds
Consumer Discretionary	—	3,152	—		3,152
Corporate Bonds
Consumer Discretionary	—	3,000,514	—		3,000,514
Consumer Staples	—	1,497,754	—		1,497,754
Energy	—	2,496,555	—		2,496,555
Financials	—	6,743,383	—		6,743,383
Health Care	—	1,831,054	—		1,831,054
Industrials	—	2,119,850	—		2,119,850
Information Technology	—	1,869,143	—		1,869,143
Materials	—	1,629,956	—		1,629,956
Real Estate	—	400,353	—		400,353
Telecommunication Services	—	1,633,188	—		1,633,188
Utilities	—	1,281,582	—		1,281,582

Total Corporate Bonds	—	24,503,332	—		24,503,332

U.S. Treasury Obligations	—	5,960,016	—		5,960,016
Exchange-Traded Funds	6,148,986	—	—		6,148,986
Investment Companies	7,117,787	—	—		7,117,787
Rights
Consumer Discretionary	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Company	9,404,084	—	—		9,404,084
U.S. Treasury Obligation	—	54,964	—		54,964

Total Investments in Securities	$41,870,274	$40,902,166	$2,235,269	*	$85,007,709

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$6,145	$—	$6,145
Futures Contracts	279,284	—	—	279,284
Swaps	—	36,325	—	36,325

Total Appreciation in Other Financial Instruments	$279,284	$42,470	$—	$321,754

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(8,588)	$—	$(8,588)
Futures Contracts	(311,996)	—	—	(311,996)
Swaps	—	(205,294)	—	(205,294)

Total Depreciation in Other Financial Instruments	$(311,996)	$(213,882)	$—	$(525,878)

(a)	Value is zero.
*	Level 3 securities are valued by brokers and pricing services. At May 31, 2017, the value of these securities was $2,235,269. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no significant transfers between level 1 and level 2 during the period ended May 31, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

Diversified Real Return Fund	Balance as of February 28, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2017
Investments in Securities:
Asset-Backed Securities	$—	$—	$57,677	$2,490	$2,231,627	$(56,525)	$—	$—	$2,235,269
Rights — Consumer Discretionary	—	—	—	—	—	—	—	—	—	(a)

	$—	$—	$57,677	$2,490	$2,231,627	$(56,525)	$—	$—	$2,235,269

¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2017, which were valued using significant unobservable inputs (level 3), amounted to $57,677.

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts. — The Fund used index, treasury or other financial futures contracts to manage and hedge equity price and interest rate risk associated with portfolio investments and to seek to enhance portfolio performance. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for Non-Deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including inflation linked swaps, to manage inflation risk within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts and Non-Deliverable Forward Foreign Currency Exchange Contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.7%
9,648	Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.125%, 04/29/18	9,937
	Continental Airlines Pass-Through Trust,
204	Series 2003-ERJ1, 7.875%, 07/02/18	210
2,995	Series 2004-ERJ1, 9.558%, 09/01/19	3,175
684	Series 2006-ERJ1, 9.318%, 11/01/19 (e)	723
2,262	Sprint Spectrum Co. LLC, 3.360%, 09/20/21 (e)	2,296

	Total Asset-Backed Securities (Cost $16,201)	16,341

Corporate Bonds — 13.4%
Consumer Discretionary — 2.0%
	Automobiles — 0.1%
3,417	Jaguar Land Rover Automotive plc, (United Kingdom), 4.125%, 12/15/18 (e)	3,491

	Hotels, Restaurants & Leisure — 1.2%
	GLP Capital LP,
2,000	4.375%, 04/15/21	2,105
3,000	4.875%, 11/01/20	3,180
5,000	International Game Technology, 7.500%, 06/15/19	5,462
5,000	International Game Technology plc, 5.625%, 02/15/20 (e)	5,287
4,780	MGM Resorts International, 5.250%, 03/31/20	5,088
7,627	NCL Corp. Ltd., 4.750%, 12/15/21 (e)	7,856

		28,978

	Media — 0.6%
	Cablevision Systems Corp.,
278	8.000%, 04/15/20	312
242	8.625%, 09/15/17	246
2,600	Charter Communications Operating LLC, 3.579%, 07/23/20	2,703
	CSC Holdings LLC,
614	6.750%, 11/15/21	679
1,486	8.625%, 02/15/19	1,631
7,000	DISH DBS Corp., 7.875%, 09/01/19	7,761

		13,332

	Specialty Retail — 0.1%
	Claire’s Stores, Inc.,
1,872	6.125%, 03/15/20 (e)	796
4,000	9.000%, 03/15/19 (e)	1,940

		2,736

	Total Consumer Discretionary	48,537

Consumer Staples — 0.1%
	Beverages — 0.0% (g)
1,142	DS Services of America, Inc., (Canada), 10.000%, 09/01/21 (e)	1,218

	Food Products — 0.1%
2,277	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	2,277

	Total Consumer Staples	3,495

Energy — 2.7%
	Energy Equipment & Services — 0.2%
4,256	Shelf Drilling Holdings Ltd., (United Arab Emirates), 9.500%, 11/02/20 (e)	4,277

	Oil, Gas & Consumable Fuels — 2.5%
5,100	Antero Resources Corp., 5.375%, 11/01/21	5,246
	NGPL PipeCo LLC,
9,750	7.119%, 12/15/17 (e)	9,969
10,000	9.625%, 06/01/19 (e)	10,238
1,750	Oasis Petroleum, Inc., 6.500%, 11/01/21	1,772
8,100	Rockies Express Pipeline LLC, 6.850%, 07/15/18 (e)	8,485
4,000	Sunoco LP, 5.500%, 08/01/20	4,130
6,275	Targa Resources Partners LP, 5.000%, 01/15/18	6,330
	Tesoro Logistics LP,
4,000	5.500%, 10/15/19	4,230
3,300	5.875%, 10/01/20	3,382
5,713	Whiting Petroleum Corp., 5.000%, 03/15/19	5,699

		59,481

	Total Energy	63,758

Financials — 0.9%
	Consumer Finance — 0.6%
12,050	Ally Financial, Inc., 8.000%, 03/15/20	13,731

	Thrifts & Mortgage Finance — 0.3%
6,940	Radian Group, Inc., 5.250%, 06/15/20	7,357

	Total Financials	21,088

Health Care — 1.9%
	Health Care Equipment & Supplies — 0.2%
5,000	Mallinckrodt International Finance SA, 3.500%, 04/15/18	5,012

	Health Care Providers & Services — 1.7%
	HCA, Inc.,
7,000	4.250%, 10/15/19	7,288
6,000	6.500%, 02/15/20	6,593
	Tenet Healthcare Corp.,
4,000	4.375%, 10/01/21	4,106
2,480	4.750%, 06/01/20	2,564

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
520	6.000%, 10/01/20	557
18,273	VAR, 4.631%, 06/15/20	18,410

		39,518

	Total Health Care	44,530

Industrials — 1.0%
	Aerospace & Defense — 0.1%
2,272	Bombardier, Inc., (Canada), 4.750%, 04/15/19 (e)	2,309

	Airlines — 0.3%
5,523	Allegiant Travel Co., 5.500%, 07/15/19	5,696

	Commercial Services & Supplies — 0.5%
11,745	ILFC E-Capital Trust I, VAR, 4.660%, 12/21/65 (e)	11,275
1,500	Nielsen Finance LLC, 4.500%, 10/01/20	1,526

		12,801

	Machinery — 0.1%
3,200	Bluewater Holding BV, (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	2,768

	Total Industrials	23,574

Information Technology — 1.3%
	Electronic Equipment, Instruments & Components — 0.1%
3,400	Anixter, Inc., 5.625%, 05/01/19	3,578

	IT Services — 0.2%
5,000	Alliance Data Systems Corp., 5.875%, 11/01/21 (e)	5,175

	Semiconductors & Semiconductor Equipment — 0.1%
2,615	NXP BV, (Netherlands), 4.125%, 06/01/21 (e)	2,759

	Software — 0.4%
4,350	Infor US, Inc., 5.750%, 08/15/20 (e)	4,513
2,143	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	2,186
1,860	Symantec Corp., 4.200%, 09/15/20	1,953

		8,652

	Technology Hardware, Storage & Peripherals — 0.5%
	Diamond 1 Finance Corp.,
5,838	4.420%, 06/15/21 (e)	6,152
5,000	5.875%, 06/15/21 (e)	5,285

		11,437

	Total Information Technology	31,601

Materials — 1.4%
	Chemicals — 0.4%
9,000	CF Industries, Inc., 3.400%, 12/01/21 (e)	9,087

	Construction Materials — 0.4%
9,545	Cemex SAB de CV, (Mexico), VAR, 5.908%, 10/15/18 (e)	9,998

	Containers & Packaging — 0.4%
5,000	Ardagh Packaging Finance plc, (Ireland), 4.250%, 09/15/22 (e)	5,110
4,195	Reynolds Group Issuer, Inc., (New Zealand), VAR, 4.658%, 07/15/21 (e)	4,300

		9,410

	Metals & Mining — 0.2%
4,600	Freeport-McMoRan, Inc., 3.100%, 03/15/20	4,527
897	United States Steel Corp., 8.375%, 07/01/21 (e)	984

		5,511

	Total Materials	34,006

Real Estate — 0.3%
	Equity Real Estate Investment Trusts (REITs) — 0.3%
3,000	Equinix, Inc., 5.375%, 01/01/22	3,170
4,330	Iron Mountain, Inc., 6.000%, 10/01/20 (e)	4,514

	Total Real Estate	7,684

Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 0.5%
	Frontier Communications Corp.,
6,570	7.125%, 03/15/19	6,948
2,750	8.500%, 04/15/20	2,915
2,135	Level 3 Financing, Inc., VAR, 4.939%, 01/15/18	2,140

		12,003

	Wireless Telecommunication Services — 0.6%
6,000	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	6,233
5,000	Sprint Communications, Inc., 7.000%, 03/01/20 (e)	5,550
3,334	T-Mobile USA, Inc., 4.000%, 04/15/22	3,455

		15,238

	Total Telecommunication Services	27,241

Utilities — 0.7%
	Electric Utilities — 0.0% (g)
75,000	Texas Competitive Electric Holdings Co. LLC, 8.500%, 05/01/20 (d)	113

	Independent Power and Renewable Electricity Producers — 0.7%
	AES Corp.,
4,000	7.375%, 07/01/21	4,570
4,216	VAR, 4.055%, 06/01/19	4,227
3,000	GenOn Energy, Inc., 9.875%, 10/15/20	2,182
6,460	NRG Energy, Inc., 7.875%, 05/15/21	6,686

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Independent Power and Renewable Electricity Producers — continued

		17,665

	Total Utilities	17,778

	Total Corporate Bonds (Cost $319,147)	323,292

SHARES
Common Stocks — 0.7%
Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
3	Sabine Oil & Gas Holdings, Inc. (a)	153
1	Southcross Holdco Equity (a)	733

	Total Energy	886

Utilities — 0.7%
	Independent Power and Renewable Electricity Producers — 0.7%
1,056	Vistra Energy Corp.	15,600

	Total Common Stocks (Cost $18,041)	16,486

Preferred Stock — 0.6%
Financials — 0.6%
	Insurance — 0.6%
16	XLIT Ltd., (Bermuda), Series D, VAR, 4.278%, 07/17/17 ($1,000 par value) @ (Cost $13,587)	14,408

PRINCIPAL AMOUNT($)
Loan Assignments — 79.3%
Consumer Discretionary — 18.0%
	Auto Components — 0.3%
816	Key Safety Systems, Inc., Initial Term Loan, VAR, 5.680%, 08/29/21	821
6,503	USI, Inc., 1st Lien Term Loan B, VAR, 4.180%, 04/05/24 ^	6,492

		7,313

	Automobiles — 0.1%
2,844	Chrysler Group LLC, Tranche B Term Loan, VAR, 2.990%, 12/31/18	2,864

	Diversified Consumer Services — 0.8%
19,536	Spin Holdco, Inc., Initial Term Loan, VAR, 4.405%, 11/14/19	19,512

	Hotels, Restaurants & Leisure — 5.0%
23,600	1011778 BC ULC, 1st Lien Term Loan B, VAR, 3.309%, 02/16/24 ^	23,635
5,133	American Casino & Entertainment Properties LLC, Term Loan B, VAR, 4.294%, 07/07/22	5,158
3,154	Casablanca US Holdings, Inc., 1st Lien Term Loan, VAR, 5.897%, 02/07/24	3,134
9,628	CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20	9,652
4,140	Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan B, (Canada), VAR, 4.794%, 02/15/23	4,190
6,599	Golden Nugget, Inc., Closing Date Facility Term Loan, VAR, 4.708%, 11/21/19	6,690
2,828	Golden Nugget, Inc., Delayed Draw Term Loan, VAR, 4.678%, 11/21/19	2,867
8,790	Greektown Holdings LLC, Term Loan, VAR, 4.045%, 03/15/24	8,801
12,379	Hilton Worldwide Finance LLC, Series B-2 Term Loan, VAR, 3.024%, 10/25/23	12,448
12,634	Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.545%, 12/09/20	12,688
3,223	Landry’s, Inc., 1st Lien Term Loan, VAR, 3.745%, 10/04/23	3,223
12,548	Penn National Gaming, Inc., Term Loan, VAR, 3.545%, 01/19/24	12,622
3,720	Playa Resorts Holding, 1st Lien Term Loan B, VAR, 4.170%, 04/29/24	3,727
10,836	Scientific Games Corp., Term Loan B-3, VAR, 5.062%, 10/01/21	10,998

		119,833

	Internet & Direct Marketing Retail — 0.5%
13,529	Lands’ End, Inc., Initial Term B Loan, VAR, 4.295%, 04/04/21	11,567

	Leisure Products — 1.4%
14,475	Delta 2 Sarl, USD Facility B-3, VAR, 4.568%, 02/01/24	14,487
20,425	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	19,421

		33,908

	Media — 7.3%
17,175	Altice US Finance I Corp., Term Loan, VAR, 2.250%, 01/25/25 ^	17,138
7,205	AMC Entertainment, Inc., 1st Lien Term Loan, VAR, 3.249%, 12/15/22	7,242
2,394	AMC Entertainment, Inc., Term Loan B, VAR, 3.283%, 10/31/23	2,404
2,576	Charter Communications Operating LLC, 1st Lien Term Loan H, VAR, 3.050%, 01/15/22	2,590
1,880	Charter Communications Operating LLC, 1st Lien Term Loan I, VAR, 3.295%, 01/15/24	1,892

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Media — continued
15,650	CSC Holdings LLC, 1st Lien Term Loan, VAR, 3.249%, 03/14/25	15,615
2,939	Entercom Communications Corp., 1st Lien Term Loan B, VAR, 4.550%, 11/01/23	2,951
9,810	Gray Television, Inc., 1st Lien Term Loan B, VAR, 3.495%, 02/28/24	9,879
11,961	iHeartCommunications, Inc., Term Loan D, VAR, 7.795%, 01/30/19	9,828
2,795	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 8.545%, 07/30/19	2,308
718	Mission Broadcasting, Inc., 1st Lien Term Loan B, VAR, 3.999%, 01/17/24	724
9,147	MTL Publishing LLC, 1st Lien Term Loan, VAR, 3.736%, 08/22/22	9,163
7,328	Nexstar Broadcasting, Inc., 1st Lien Term Loan B, VAR, 3.999%, 01/17/24	7,391
2,000	NVA Holdings, Inc., Delayed Draw Term Loan, VAR, 08/14/21 ^	2,020
10,399	NVA Holdings, Inc., Term Loan B-2, VAR, 4.647%, 08/13/21	10,503
1,554	Regal Cinemas Corp., 1st Lien Term Loan, VAR, 04/01/22 ^	1,561
8,272	Sinclair Broadcast Group, Inc., 1st Lien Term Loan B, VAR, 3.300%, 01/03/24	8,274
7,506	Tribune Media Co., 1st Lien Term Loan B, VAR, 4.045%, 01/18/24	7,530
5,740	Tribune Media Co., Term Loan B, VAR, 4.045%, 12/27/20	5,763
32,168	Univision Communications, Inc., 1st Lien Term Loan C-5, VAR, 3.795%, 03/15/24	31,890
1,968	Vertis, Inc., 1st Lien Term Loan, VAR, 12.000%, 12/21/17 (d)	—	(h)
10,825	WMG Acquisition Corp., Term Loan, VAR, 3.750%, 11/01/23	10,843
8,494	Zuffa LLC, 1st Lien Guaranteed Senior Secured Term Loan, VAR, 4.260%, 08/18/23	8,537

		176,046

	Multiline Retail — 0.8%
9,191	JC Penney Corp., Inc., Term Loan B, VAR, 5.450%, 06/23/23	9,069
11,365	Neiman Marcus Group, Inc., Other Term Loan, VAR, 4.250%, 10/25/20	8,824

		17,893

	Specialty Retail — 1.0%
9,075	Bass Pro Group LLC, Senior Secured Term Loan B, VAR, 6.147%, 11/04/23	8,801
3,821	Culligan Holding, Inc., 1st Lien Term Loan, VAR, 5.000%, 12/13/23	3,843
8,064	Harbor Freight Tools USA, Inc., 1st Lien Term Loan, VAR, 4.295%, 08/11/23	8,058
4,129	PetSmart, Inc., Term Loan B, VAR, 4.010%, 03/11/22	3,964

		24,666

	Textiles, Apparel & Luxury Goods — 0.8%
6,356	Cole Haan LLC, Term B-1 Loan, VAR, 5.050%, 01/31/20	5,647
4,799	Nine West Holdings, Inc., Initial Loan, VAR, 4.900%, 10/08/19	3,839
9,751	SAMSONITE IP Holdings, 1st Lien Term Loan B, VAR, 3.295%, 08/01/23	9,839

		19,325

	Total Consumer Discretionary	432,927

Consumer Staples — 7.4%
	Food & Staples Retailing — 3.7%
10,521	Albertson’s LLC, Term Loan B-4, VAR, 4.045%, 08/25/21	10,579
25,047	Albertson’s LLC, Term Loan B-5, VAR, 4.401%, 12/21/22	25,211
8,016	BJ’s Wholesale Club, Inc., 1st Lien Term Loan, VAR, 4.750%, 01/27/24	7,999
2,075	BJ’s Wholesale Club, Inc., 2nd Lien Term Loan, VAR, 8.500%, 02/03/25	2,100
17,431	Moran Foods LLC, Term Loan B, VAR, 7.045%, 11/29/23	17,148
13,000	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	13,029
13,565	SUPERVALU, Inc., Term Loan B, VAR, 5.545%, 03/21/19	13,578

		89,644

	Food Products — 2.7%
15,584	Dole Food Co., 1st Lien Term Loan B, VAR, 4.124%, 04/06/24	15,645
18,263	Hearthside Group Holdings LLC, 1st Lien Term Loan B, VAR, 4.045%, 06/21/21	18,385
10,894	JBS USA LLC, Term Loan B, VAR, 3.495%, 10/30/22	10,724
19,358	Pinnacle Foods Finance LLC, Term Loan B, VAR, 2.995%, 01/27/24	19,447

		64,201

	Personal Products — 1.0%
13,895	NBTY, Inc., 1st Lien Term Loan B-1, VAR, 4.647%, 05/05/23	13,892
8,151	Prestige Brands, Inc., 1st Lien Term Loan B-4, VAR, 3.795%, 01/24/24	8,216
2,716	Revlon Consumer Products Corp., Term Loan B, VAR, 4.544%, 09/07/23	2,591

		24,699

	Total Consumer Staples	178,544

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
Energy — 5.8%
	Energy Equipment & Services — 0.3%
2,963	Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.147%, 06/27/20	2,333
4,489	Vistra Operations Co. LLC, Term Loan B-2, VAR, 4.258%, 12/14/23	4,491

		6,824

	Oil, Gas & Consumable Fuels — 5.5%
1,277	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	1,277
7,210	California Resources Corp., 1st Lien Second Out Term Loan, VAR, 11.375%, 08/05/21	7,972
5,914	CITGO Petroleum Corp., Term B Loan, VAR, 4.647%, 07/29/21	5,915
20,338	Energy Transfer Equity LP, Term Loan, VAR, 3.745%, 02/02/24	20,316
18,828	Gulf Finance LLC, 1st Lien Term Loan B, VAR, 6.300%, 07/27/23	18,028
39,200	MEG Energy Corp., 1st Lien Term B Loan, (Canada), VAR, 4.627%, 12/31/23	39,073
1,274	Southcross Holdings Borrower LP, Tranche B Term Loan, VAR, 3.500%, 04/13/23	1,134
12,044	Summit Midstream Partners Holdings LLC, Senior Secured Term Loan, VAR, 7.045%, 05/16/22	12,254
18,529	Ultra Resources, Inc., Term Loan, VAR, 4.000%, 04/12/24 ^	18,471
9,701	Western Refining, Inc., 1st Lien Term Loan B, VAR, 7.500%, 06/23/23 ^	9,707

		134,147

	Total Energy	140,971

Financials — 1.1%
	Banks — 0.2%
5,308	Associated Asphalt Partners LLC, Senior Secured Term Loan, VAR, 6.295%, 03/29/24	5,388

	Capital Markets — 0.6%
3,113	Duff & Phelps Corp., Term Loan, VAR, 4.897%, 04/23/20	3,130
11,650	Misys, Term Loan B, VAR, 04/26/24 ^	11,673

		14,803

	Diversified Financial Services — 0.2%
3,193	Tkc Holdings Inc., 1st Lien Term Loan, VAR, 4.750%, 02/01/23	3,206
1,611	Tkc Holdings Inc., 2nd Lien Term Loan, VAR, 8.500%, 02/01/24	1,619

		4,825

	Insurance — 0.1%
1,237	HUB International Ltd., Initial Term Loan, VAR, 4.172%, 10/02/20	1,243

	Total Financials	26,259

Health Care — 8.4%
	Health Care Equipment & Supplies — 1.2%
8,717	Auris Luxembourg III Sarl, Term Loan B-7, (Luxembourg), VAR, 4.147%, 01/17/22	8,810
1,840	CPI Holdco LLC, Term Loan, VAR, 5.000%, 03/14/24	1,849
16,706	Mallinckrodt International Finance, Term Loan B, VAR, 3.897%, 09/24/24	16,697

		27,356

	Health Care Providers & Services — 4.6%
5,658	Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, VAR, 3.745%, 02/16/23	5,705
2,856	Air Methods Corp., Term Loan, VAR, 4.573%, 04/22/24	2,838
16,345	CHG Healthcare Services, Inc., Term Loan B, VAR, 4.921%, 06/07/23	16,488
12,252	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, VAR, 4.148%, 01/27/21 ^	12,254
15,675	Community Health Systems, Inc., Term Loan G, VAR, 3.898%, 12/31/19	15,683
6,264	inVentiv Health, Inc., Term Loan B, VAR, 4.952%, 09/28/23	6,298
12,327	MultiPlan, Inc., 1st Lien Term Loan B, VAR, 4.897%, 06/07/23	12,351
21,408	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.147%, 01/31/21	21,445
18,125	Tennessee Merger Sub, Inc., 1st Lien Term Loan B, VAR, 3.795%, 01/12/24	18,017

		111,079

	Health Care Technology — 0.3%
7,870	Press Ganey Holdings Inc., 1st Lien Term Loan, VAR, 4.295%, 09/29/23	7,880

	Pharmaceuticals — 2.3%
20,836	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.279%, 10/21/21	15,052
15,000	Grifols Worldwide Operations Ltd., Term Loan B, (Spain), VAR, 3.200%, 01/19/25	15,026
25,368	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 5.750%, 04/01/22 ^	25,811

		55,889

	Total Health Care	202,204

Industrials — 8.6%
	Aerospace & Defense — 0.8%
2,715	Transdigm Group, Inc., 1st Lien Term Loan D, VAR, 4.140%, 06/04/21	2,725

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Aerospace & Defense — continued
2,717	Transdigm Group, Inc., 1st Lien Term Loan E, VAR, 4.078%, 05/16/22	2,722
12,953	Transdigm Group, Inc., Tranche F Term Loan, VAR, 4.045%, 06/09/23 ^	12,973

		18,420

	Air Freight & Logistics — 0.4%
10,123	XPO Logistics, Inc., Term loan B, VAR, 3.405%, 11/01/21	10,189

	Airlines — 0.9%
19,250	American Airlines, Inc., Term Loan B, VAR, 3.489%, 12/14/23	19,283
1,426	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.494%, 10/18/18	1,436

		20,719

	Building Products — 1.2%
8,804	Continental Building Products, Inc., Term Loan B, VAR, 3.647%, 08/18/23	8,848
5,304	Jeld-Wen, Inc., Term Loan B-3, VAR, 4.147%, 07/01/22	5,361
9,998	Summit Materials Co. I LLC, Term Loan, VAR, 3.795%, 05/16/22	10,095
5,501	Unifrax LLC, Senior Secured Term Loan, VAR, 4.900%, 03/29/24	5,528

		29,832

	Commercial Services & Supplies — 3.3%
3,283	Advanced Disposal Services, Inc., Term Loan B, VAR, 3.700%, 11/10/23	3,306
23,200	Garda World Security Corp., 1st Lien Term Loan B, VAR, 5.043%, 05/12/24 ^	23,248
4,049	Harland Clarke Holdings Corp., 1st Lien Term Loan B5, VAR, 7.147%, 12/31/21 ^	4,064
1,165	Packers Holdings LLC, Initial Term Loan, VAR, 4.805%, 12/02/21	1,174
29,615	Prime Security Services Borrower LLC, Term B-1 Loan, VAR, 4.294%, 05/02/22	29,853
4,554	TRC Co., 1st Lien Term Loan, VAR, 05/24/24 ^	4,565
5,100	Tribe Buyer LLC, 1st Lien Term Loan, VAR, 5.533%, 02/08/24	5,058
2,200	Tribe Buyer LLC, 2nd Lien Term Loan, VAR, 11.033%, 02/08/25	2,156
5,871	University Support Services LLC, 1st Lien Term Loan B, VAR, 6.400%, 07/06/22	5,924

		79,348

	Construction & Engineering — 0.2%
6,115	Pike Corp., Term Loan, VAR, 4.800%, 03/02/24	6,169

	Industrial Conglomerates — 0.3%
8,054	Hudson Products Holdings, Inc., Term Loan, VAR, 5.150%, 03/15/19	7,471

	Machinery — 1.5%
11,830	Gates Global LLC, 1st Lien Term Loan B, VAR, 4.408%, 04/01/24	11,876
9,838	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, VAR, 4.045%, 03/11/22	9,906
4,728	Piscine US Acquisition LLC, 1st Lien Term Loan, VAR, 5.647%, 12/12/23	4,752
9,479	Rexnord LLC/RBS Global Inc., Term Loan B, VAR, 3.889%, 08/21/23	9,514

		36,048

	Total Industrials	208,196

Information Technology — 8.9%
	Communications Equipment — 1.2%
5,749	Avaya, Inc., DIP Term Loan, VAR, 8.517%, 01/24/18 (d)	5,919
26,626	Avaya, Inc., Term Loan B-7, VAR, 6.417%, 05/29/20 (d)	21,782

		27,701

	Internet Software & Services — 0.5%
4,444	Genesys Telecommunications Laboratories, Inc., Term Loan B, VAR, 5.158%, 12/01/23	4,473
6,625	GoDaddy, Inc., Term Loan B, VAR, 3.545%, 02/15/24	6,644

		11,117

	IT Services — 2.3%
28,142	First Data Corp., 1st Lien Term Loan, VAR, 3.529%, 04/26/24	28,287
10,907	First Data Corp., Term Loan, VAR, 4.029%, 07/08/22	10,970
1,975	Global Payments, Inc., Term Loan B, VAR, 3.045%, 04/21/23	1,986
4,740	Optiv Security, Inc., 1st Lien Term Loan, VAR, 4.438%, 01/13/24	4,691
4,000	Optiv Security, Inc., 2nd Lien Term Loan, VAR, 8.438%, 01/13/25	3,940
5,212	SMS Systems Maintenance Services, Inc., Term Loan B, VAR, 6.044%, 10/30/23	5,228

		55,102

	Semiconductors & Semiconductor Equipment — 1.0%
7,468	Microsemi Corp., Closing Date Term B Loan, VAR, 3.326%, 01/15/23	7,495
10,318	ON Semiconductor Corp., 1st Lien Term Loan B, VAR, 3.295%, 03/31/23	10,363
5,264	Versum Materials, Inc., Senior Secured Term Loan B, VAR, 3.647%, 09/22/23	5,321

		23,179

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Software — 2.8%
7,061	Camelot Finance LP, 1st Lien Term Loan, VAR, 4.545%, 10/03/23	7,109
7,247	Inception Merger Sub, Inc./Rackspace Hosting, Inc., 1st Lien Term Loan B, VAR, 4.672%, 11/03/23	7,286
9,722	Infor US, Inc., Tranche B-6 Term Loan, VAR, 3.897%, 02/01/22	9,698
5,911	Landesk Software Group, Inc., 1st Lien Term Loan, VAR, 5.300%, 01/18/24	5,918
1,885	Landesk Software Group, Inc., 2nd Lien Term Loan, VAR, 10.050%, 01/18/25	1,878
7,515	Qlik Technologies, Inc., 1st Lien Term Loan B, VAR, 4.670%, 04/26/24	7,481
5,250	Salient CRGT, Inc., Term Loan B, VAR, 6.795%, 02/24/22	5,211
13,538	SolarWinds, Inc., 1st Lien Term Loan, VAR, 4.545%, 02/03/23	13,600
4,554	Solera LLC, Dollar Term Loan, VAR, 4.295%, 03/03/23	4,583
5,330	SS&C European Holdings Sarl, Term Loan B-1, VAR, 3.295%, 07/08/22	5,361
370	SS&C European Holdings Sarl, Term Loan B-2, VAR, 3.295%, 07/08/22	373

		68,498

	Technology Hardware, Storage & Peripherals — 1.1%
16,617	Dell International LLC, Term Loan B, VAR, 3.550%, 09/07/23	16,710
5,457	Quest Software US Holdings Inc., Term Loan, VAR, 7.046%, 10/31/22	5,553
5,420	Radiate Holdco LLC, Term Loan, VAR, 4.045%, 12/12/23	5,429

		27,692

	Total Information Technology	213,289

Materials — 5.4%
	Chemicals — 1.8%
2,070	Axalta Coating Systems US Holdings, Inc., Term Loan, VAR, 3.647%, 02/01/20	2,081
8,144	Axalta Coating Systems US Holdings, Inc., Term Loan B, VAR, 06/21/24 ^	8,182
11,136	Chemours Co. (The), Senior Secured Term Loan B, VAR, 3.500%, 05/12/22 ^	11,212
3,673	GCP Applied Technologies, Inc., 1st Lien Term Loan, VAR, 4.397%, 02/03/22	3,691
4,227	Gemini HDPE LLC, Advance, VAR, 4.172%, 08/06/21	4,248
4,054	New Arclin US Holding Corp., Term Loan, VAR, 5.670%, 02/14/24	4,097
9,152	PolyOne Corp., Term B-2 Loan, VAR, 3.277%, 11/11/22	9,224

		42,735

	Construction Materials — 1.2%
23,209	Forterra Finance LLC, Term Loan B, (Bermuda), VAR, 4.045%, 10/25/23 ^	21,775
7,452	Quikrete Holdings, Inc., Term Loan B, VAR, 3.795%, 11/15/23	7,423

		29,198

	Containers & Packaging — 2.4%
6,511	Berry Plastics Corp., Term Loan I, VAR, 3.523%, 10/01/22	6,560
6,364	Berry Plastics Corp., Term Loan J, VAR, 3.494%, 01/20/24	6,404
2,509	Berry Plastics Corp., Term Loan K, VAR, 3.244%, 02/08/20	2,524
3,226	Berry Plastics Corp., Term Loan L, VAR, 3.244%, 01/06/21	3,243
8,110	Bway Holding Co., 1st Lien Term Loan, VAR, 4.245%, 03/22/24	8,098
8,065	Consolidated Container, 1st Lien Term Loan B, VAR, 4.500%, 05/22/24 ^	8,107
1,590	HLX PLY Holdings, Inc., Term Loan, VAR, 4.398%, 12/29/23	1,598
10,275	Reynolds Group Holdings, Inc., Term Loan, VAR, 4.045%, 02/05/23	10,323
12,023	Viskase Corp., Inc., Initial Term Loan, VAR, 4.397%, 01/30/21	11,347

		58,204

	Total Materials	130,137

Real Estate — 0.5%
	Equity Real Estate Investment Trusts (REITs) — 0.4%
9,572	GEO Group, Inc. (The), Term Loan, VAR, 3.250%, 03/09/24	9,578

	Real Estate Management & Development — 0.1%
3,000	Citycenter Holdings LLC, Term Loan B, VAR, 3.494%, 04/18/24	3,011

	Total Real Estate	12,589

Telecommunication Services — 7.3%
	Diversified Telecommunication Services — 5.8%
23,920	Centurylink, Inc., 1st Lien Term Loan B, VAR, 01/31/25 ^	23,873
3,588	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	3,616
9,015	Consolidated Communications, Inc., Term Loan B, VAR, 4.050%, 09/27/23	9,064
2,033	Consolidated Communications, Inc., Term Loan B-2, VAR, 4.000%, 10/05/23 ^	2,043
21,998	Hargray Communications Group, Inc., Senior Secured Term Loan B, VAR, 4.031%, 03/24/24 ^	22,031
25,655	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, VAR, 3.887%, 06/30/19	25,320

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Diversified Telecommunication Services — continued
27,300	Level 3 Financing, Inc., Tranche B Term Loan, VAR, 3.260%, 02/22/24	27,334
14,845	US TelePacific Corp., 1st Lien Term Loan B, VAR, 6.045%, 04/13/23	14,709
12,548	Zayo Group LLC, 1st Lien Term Loan B, VAR, 3.510%, 01/12/24 ^	12,625
951	Zayo Group LLC, Term B-3 Loan, VAR, 3.500%, 01/19/24 ^	957

		141,572

	Wireless Telecommunication Services — 1.5%
11,005	A2Z Wireless Holdings, Inc., 1st Lien Term Loan B, VAR, 7.000%, 05/01/23 ^	11,108
10,075	Sprint Communications, Inc., 1st Lien Term Loan B, VAR, 3.563%, 02/02/24	10,102
6,538	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.172%, 04/23/19 ^	6,217
8,446	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.147%, 04/23/19 ^	8,130

		35,557

	Total Telecommunication Services	177,129

Utilities — 7.9%
	Electric Utilities — 3.9%
31,426	Calpine Construction Finance Co., Term B-1 Loan, VAR, 3.300%, 05/03/20	31,323
11,250	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.295%, 06/30/17 ^	11,297
4,350	Homer City Generation LP, 1st Lien Term Loan B, VAR, 12.050%, 02/15/23	3,850
8,706	InterGen NV, Term Advance, VAR, 5.650%, 06/15/20	8,663
6,211	Lightstone Holdco LLC, 1st Lien Term Loan B, VAR, 5.545%, 01/30/24	6,072
593	Lightstone Holdco LLC, 1st Lien Term Loan C, VAR, 5.545%, 01/30/24	580
25,389	Texas Competitive Electric Holdings Co. LLC, Term Loan, VAR, 3.794%, 08/04/23	25,202
5,805	Texas Competitive Electric Holdings Co. LLC, Term Loan C, VAR, 3.795%, 08/04/23	5,762

		92,749

	Independent Power & Renewable Electricity Producers — 4.0%
	Calpine Corp., Term Loan,
17,049	VAR, 2.800%, 12/26/19	17,028
9,444	VAR, 3.900%, 05/27/22	9,421
24,870	Dynegy, Inc., Term Loan, VAR, 4.250%, 01/12/24	24,834
18,110	NRG Energy, Inc., Term Loan, VAR, 3.295%, 06/30/23	18,082
3,550	Talen Energy Supply, Term Loan B-1, VAR, 5.250%, 07/15/23	3,331
25,500	Talen Energy Supply, Term Loan B-2, VAR, 5.050%, 04/15/24	23,922

		96,618

	Total Utilities	189,367

	Total Loan Assignments (Cost $1,928,114)	1,911,612

NUMBER OF RIGHT
Right — 0.1%
Utilities — 0.1%
	Electric Utilities — 0.1%
1,250	Vistra Energy Corp., expiring 12/31/49 (a) (Cost $—)	1,438

NUMBER OF WARRANTS
Warrants — 0.0% (g)
Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
	Sabine Oil & Gas Holdings, Inc.,
2	expiring 04/13/2026 (a)	13
11	expiring 04/13/2026 (Strike Price $1.00) (a)	83

	Total Warrants (Cost $67)	96

SHARES
Short-Term Investment — 10.2%
	Investment Company — 10.2%
245,412	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.660% (b) (l) (Cost $245,412)	245,412

	Total Investments — 105.0% (Cost $2,540,569)	2,529,085
	Liabilities in Excess of Other Assets — (5.0)%	(119,605)

	NET ASSETS — 100.0%	$2,409,480

Percentages indicated are based on net assets.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

DIP	—	Debtor-in-possession
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of May 31, 2017.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of May 31, 2017.
^	—	All or a portion of the security is unsettled as of May 31, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,734
Aggregate gross unrealized depreciation	(34,218)

Net unrealized appreciation/depreciation	$(11,484)

Federal income tax cost of investments	$2,540,569

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$16,341	$—		$16,341
Corporate Bonds
Consumer Discretionary	—	48,537	—		48,537
Consumer Staples	—	3,495	—		3,495
Energy	—	63,758	—		63,758
Financials	—	21,088	—		21,088
Health Care	—	44,530	—		44,530
Industrials	—	23,574	—		23,574
Information Technology	—	31,601	—		31,601
Materials	—	34,006	—		34,006
Real Estate	—	7,684	—		7,684
Telecommunication Services	—	27,241	—		27,241
Utilities	—	17,665	113		17,778

Total Corporate Bonds	—	323,179	113		323,292

Common Stocks
Energy	$—	$153	$733		$886
Utilities	15,600	—	—		15,600

Total Common Stocks	15,600	153	733		16,486

Preferred Stock
Financials	—	14,408	—		14,408

Loan Assignments
Consumer Discretionary	—	432,927	—	(a)	432,927
Consumer Staples	—	178,544	—		178,544
Energy	—	140,971	—		140,971
Financials	—	26,259	—		26,259
Health Care	—	202,204	—		202,204
Industrials	—	208,196	—		208,196
Information Technology	—	213,289	—		213,289
Materials	—	130,137	—		130,137
Real Estate	—	12,589	—		12,589
Telecommunication Services	—	177,129	—		177,129
Utilities	—	189,367	—		189,367

Total Loan Assignments	—	1,911,612	—	(a)	1,911,612

Right
Utilities	—	—	1,438		1,438
Warrants
Energy	83	13	—		96
Short-Term Investment
Investment Company	245,412	—	—		245,412

Total Investments in Securities	$261,095	$2,265,706	$2,284		$2,529,085

(a)	Amount rounds to less than 500.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in thousands)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of August 31, 2016		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2017
Investments in Securities
Corporate Bonds — Utilities	$—		$—	$113	$—	$—	$—	$—	$—	$113
Common Stocks — Energy	494		—	239	—	—	—	—	—	733
Preferred Stock — Financials	12,849		—	—	—	—	—	—	(12,849)	—
Loan Assignments — Consumer Discretionary	—	(a)	—	(976)	976	—	—	—	—	—	(a)
Right — Utilities	—		—	1,438	—	—	—	—	—	1,438

	$13,343		$—	$814	$976	$—	$—	$—	$(12,849)	$2,284

(a)	Amount rounds to less than 500.
¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the period.

Transfers between level 2 to level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price for the period ended May 31, 2017.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2017, which were valued using significant unobservable inputs (level 3), amounted to approximately $814,000.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 4.0%
	Cayman Islands — 2.4%
1,002	ACIS CLO Ltd., Series 2017-7A, Class A1, VAR, 2.538%, 05/01/27 (e)	1,003
	AIMCO CLO,
2,429	Series 2014-AA, Class AR, VAR, 2.181%, 07/20/26 (e)	2,431
1,125	Series 2017-AA, Class A, VAR, 2.593%, 07/20/29 (e)	1,124
100	Carlyle Global Market Strategies Commodities Funding Ltd., Series 2014-1A, Class A, VAR, 2.923%, 10/15/21 (e)	48
1,999	CIFC Funding 2017-I Ltd., Series 2017-1A, Class A, VAR, 2.243%, 04/23/29 (e)	2,000
2,997	CIFC Funding Ltd., Series 2017-2A, Class A, VAR, 2.340%, 04/20/30 (e)	2,995
4,028	Dryden 49 Senior Loan Fund, Series 2017-49A, Class A07/18/30 (e) (w)	4,028
1,000	Flatiron CLO Ltd., Series 2013-1A, Class A1R, VAR, 2.318%, 01/17/26 (e)	1,000
2,414	GoldentTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class A, VAR, 2.404%, 04/20/29 (e)	2,424
2,167	Grippen Park CLO Ltd., Series 2017-1A, Class A, VAR, 2.506%, 01/20/30 (e)	2,166
2,073	LCM XV LP, Series 15A, Class AR, VAR, 2.429%, 07/20/30 (e)	2,073
250	LCM XVI LP, Series 16A, Class A, VAR, 2.523%, 07/15/26 (e)	250
4,130	Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class AR, VAR, 2.422%, 01/28/30 (e)	4,130
1,627	Octagon Investment Partners 30 Ltd., Series 2017-1A, Class A1, VAR, 2.355%, 03/17/30 (e)	1,639
250	OZLM Funding IV Ltd., Series 2013-4A, Class A1, VAR, 2.303%, 07/22/25 (e)	250
3,161	Race Point VIII CLO Ltd., Series 2013-8A, Class AR, VAR, 2.512%, 02/20/30 (e)	3,169
3,330	Sound Point CLO IV Ltd., Series 2013-3A, Class AR, VAR, 2.256%, 01/21/26 (e)	3,330
	THL Credit Wind River CLO Ltd.,
1,335	Series 2017-1A, Class A, VAR, 2.374%, 04/18/29 (e)	1,337
4,680	Series 2017-2A, Class A, VAR, 07/20/30 (e) (w)	4,680
2,456	TIAA CLO II Ltd., Series 2017-1A, Class A, VAR, 2.490%, 04/20/29 (e)	2,466
420	Venture XVII CLO Ltd., Series 2014-17A, Class A, VAR, 2.638%, 07/15/26 (e)	420
4,335	VOYA CLO, Series 2017-2A, Class A1, VAR, 06/07/30 (e)	4,335

		47,298

	Ireland — 0.0% (g)
785	Trafigura Securitisation Finance plc, Series 2014-1A, Class B, VAR, 3.162%, 10/15/21 (e)	785

	Italy — 0.0% (g)
EUR 10	Italfinance Securitisation Vehicle SRL, Series 2005-1, Class A, Reg. S, VAR, 0.000%, 03/14/23	12

	United States — 1.6%
106	ABFC Trust, Series 2004-OPT2, Class M2, VAR, 2.482%, 07/25/33	103
104	ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M2, VAR, 2.599%, 04/25/34	99
891	American Airlines Pass-Through Trust, Series 2015-1, Class B, 3.700%, 05/01/23	874
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
103	Series 2003-W7, Class M2, VAR, 3.607%, 03/25/34	100
107	Series 2004-W3, Class A3, VAR, 1.802%, 02/25/34	99
35	Bear Stearns Asset-Backed Securities Trust, Series 2002-1, Class 1A5, SUB, 6.890%, 12/25/34	35
311	Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.210%, 03/15/21 (e)	312
125	Continental Airlines Pass-Through Trust, Series 2007-1, Class A, 5.983%, 04/19/22	138
	Countrywide Asset-Backed Certificates,
71	Series 2002-4, Class M1, VAR, 2.149%, 12/25/32	70
142	Series 2004-2, Class M1, VAR, 1.774%, 05/25/34	140
32	Series 2004-BC1, Class M3, VAR, 3.124%, 10/25/33	29
3,272	Series 2004-ECC2, Class M2, VAR, 1.999%, 12/25/34	3,225
2,016	Series 2005-AB3, Class 1A1, VAR, 1.232%, 02/25/36	1,802
61	Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB5, Class AV3, VAR, 1.372%, 08/25/35	61
	Exeter Automobile Receivables Trust,
24	Series 2013-2A, Class C, 4.350%, 01/15/19 (e)	24

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
272	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	273
130	First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1, VAR, 1.744%, 08/25/34	126
860	FirstKey Lending Trust, Series 2015-SFR1, Class D, VAR, 4.367%, 03/09/47 (e)	849
198	Flagship Credit Auto Trust, Series 2014-2, Class C, 3.950%, 12/15/20 (e)	201
56	Fremont Home Loan Trust, Series 2004-2, Class M2, VAR, 1.921%, 07/25/34	55
340	GMAT Trust, Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	310
39	Home Equity Asset Trust, Series 2004-6, Class M2, VAR, 1.924%, 12/25/34	37
3,321	LV Tower 52 Issuer, Series 2013-1, Class M, 7.750%, 02/15/23 (e)	3,185
88	Merrill Lynch Mortgage Investors Trust, Series 2003-OPT1, Class M1, VAR, 1.999%, 07/25/34	86
144	Mid-State Capital Corp. Trust, Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	153
81	Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class M1, VAR, 1.879%, 01/25/34	77
1,832	Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class A, VAR, 2.329%, 04/19/30 (e)	1,831
72	New Century Home Equity Loan Trust, Series 2003-4, Class M2, VAR, 3.754%, 10/25/33	71
1,993	NRPL Trust, Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	1,994
	OneMain Financial Issuance Trust,
300	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	301
182	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	183
151	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	152
1,266	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	1,279
608	Series 2015-1A, Class C, 5.120%, 03/18/26 (e)	616
340	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M3, VAR, 1.864%, 01/25/36	337
138	People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1, VAR, 1.924%, 10/25/34	138
1,400	Progress Residential Trust, Series 2015-SFR2, Class D, 3.684%, 06/12/32 (e)	1,401
	RASC Trust,
2,318	Series 2005-EMX1, Class M1, VAR, 1.627%, 03/25/35	2,259
	Renaissance Home Equity Loan Trust,
1,014	Series 2004-1, Class M1, VAR, 1.894%, 05/25/34	979
715	Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35	731
910	Series 2005-2, Class M1, SUB, 5.051%, 08/25/35	752
231	Saxon Asset Securities Trust, Series 2004-3, Class M1, VAR, 1.924%, 12/26/34	214
173	Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4, VAR, 2.024%, 10/25/33	171
630	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/21	656
135	VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	135
1,595	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	1,598
2,403	VOLT XXXVIII LLC, Series 2015-NP12, Class A1, SUB, 3.875%, 09/25/45 (e)	2,414
186	Westlake Automobile Receivables Trust, Series 2014-2A, Class D, 2.860%, 07/15/21 (e)	187

		30,862

	Total Asset-Backed Securities (Cost $78,690)	78,957

Collateralized Mortgage Obligations — 1.5%
	Italy — 0.0% (g)
EUR 120	Intesa Sec SpA, Series 3, Class B, Reg. S, VAR, 0.000%, 10/30/33	133

	Spain — 0.0% (g)
EUR 29	TDA 13-Mixto FTA, Series 13, Class A2, VAR, 0.000%, 09/30/32	32

	United States — 1.5%
	Alternative Loan Trust
110	Series 2005-6CB, Class 1A6, 5.500%, 04/25/35	112
1,868	Series 2005-21CB, Class A17, 6.000%, 06/25/35	1,857

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
137	Chase Mortgage Finance Trust, Series 2007-A1, Class 2A3, VAR, 3.101%, 02/25/37	138
1,405	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, VAR, 1.264%, 08/19/45	1,232
	FHLMC REMIC
206	Series 3110, Class SL, IF, IO, 5.156%, 02/15/26	16
734	Series 3459, Class JS, IF, IO, 5.256%, 06/15/38	103
248	Series 3716, Class PI, IO, 4.500%, 04/15/38	22
943	Series 3775, Class LI, IO, 3.500%, 12/15/20	39
819	Series 3907, Class AI, IO, 5.000%, 05/15/40	91
3,248	Series 3907, Class SW, IF, IO, 5.656%, 07/15/26	416
1,208	Series 3914, Class LS, IF, IO, 5.806%, 08/15/26	158
533	Series 4018, Class HI, IO, 4.500%, 03/15/41	88
727	Series 4030, Class IL, IO, 3.500%, 04/15/27	70
2,931	Series 4043, Class PI, IO, 2.500%, 05/15/27	234
248	Series 4056, Class BI, IO, 3.000%, 05/15/27	23
1,749	Series 4057, Class UI, IO, 3.000%, 05/15/27	161
556	Series 4073, Class IQ, IO, 4.000%, 07/15/42	111
2,212	Series 4097, Class CI, IO, 3.000%, 08/15/27	202
645	Series 4119, Class LI, IO, 3.500%, 06/15/39	76
1,345	Series 4120, Class UI, IO, 3.000%, 10/15/27	132
273	Series 4136, Class IN, IO, 3.000%, 11/15/27	27
266	Series 4146, Class AI, IO, 3.000%, 12/15/27	25
1,291	Series 4173, Class I, IO, 4.000%, 03/15/43	264
862	Series 4215, Class LI, IO, 3.500%, 07/15/41	121
1,681	Series 4280, Class KI, IO, 3.500%, 09/15/31	156
741	Series 4304, Class DI, IO, 2.500%, 01/15/27	58
2,147	Series 4311, Class QI, IO, 3.000%, 10/15/28	181
2,151	Series 4313, Class UI, IO, 3.000%, 03/15/29	239
448	Series 4323, Class IW, IO, 3.500%, 04/15/28	45
1,133	Series 4324, Class AI, IO, 3.000%, 11/15/28	91
1,271	Series 4351, Class GI, IO, 5.000%, 11/15/19	17
1,861	Series 4372, Class SY, IF, IO, 5.188%, 08/15/44	323
3,305	Series 4585, Class JI, IO, 4.000%, 05/15/45	622
455	FHLMC STRIPS, Series 305, Class IO, IO, 3.500%, 03/15/28	49
30	First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 1A6, 5.500%, 10/25/35	29
	FNMA REMIC
855	Series 2009-101, Class SI, IF, IO, 4.768%, 12/25/39	94
233	Series 2010-102, Class IP, IO, 5.000%, 12/25/39	19
1,012	Series 2011-144, Class SA, IF, IO, 5.668%, 11/25/25	101
247	Series 2012-25, Class AI, IO, 3.500%, 03/25/27	27
1,180	Series 2012-93, Class SG, IF, IO, 5.118%, 09/25/42	229
388	Series 2012-107, Class IG, IO, 3.500%, 10/25/27	42
320	Series 2012-118, Class DI, IO, 3.500%, 01/25/40	35
1,198	Series 2012-120, Class DI, IO, 3.000%, 03/25/31	118
261	Series 2012-128, Class KI, IO, 3.000%, 11/25/27	24
268	Series 2012-144, Class EI, IO, 3.000%, 01/25/28	25
461	Series 2012-144, Class SK, IF, IO, 5.118%, 01/25/43	93
2,879	Series 2012-145, Class EI, IO, 3.000%, 01/25/28	269
340	Series 2012-148, Class JI, IO, 3.500%, 12/25/39	40
299	Series 2012-150, Class BI, IO, 3.000%, 01/25/28	28
335	Series 2013-5, Class BI, IO, 3.500%, 03/25/40	38

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
243	Series 2013-9, Class IO, IO, 3.000%, 02/25/28	23
300	Series 2013-9, Class YI, IO, 3.500%, 02/25/28	31
4,179	Series 2013-15, Class IO, IO, 2.500%, 03/25/28	340
363	Series 2013-15, Class QI, IO, 3.000%, 03/25/28	35
1,394	Series 2013-18, Class AI, IO, 3.000%, 03/25/28	127
290	Series 2013-26, Class IJ, IO, 3.000%, 04/25/28	25
1,470	Series 2013-31, Class DI, IO, 3.000%, 04/25/28	157
275	Series 2013-31, Class YI, IO, 3.500%, 04/25/28	31
8,626	Series 2013-61, Class HI, IO, 3.000%, 06/25/33	1,308
1,690	Series 2013-64, Class LI, IO, 3.000%, 06/25/33	229
12,592	Series 2013-66, Class IE, IO, 3.000%, 08/25/32	1,411
2,935	Series 2014-35, Class KI, IO, 3.000%, 06/25/29	349
1,898	Series 2014-44, Class QI, IO, 3.000%, 08/25/29	179
5,166	Series 2015-48, Class ST, IF, IO, 4.596%, 07/25/45	971
	FNMA STRIPS
2,350	Series 401, Class C6, IO, 4.500%, 10/25/29	186
810	Series 409, Class 23, IO, VAR, 3.500%, 04/25/27	76
7,531	Series 410, Class C12, IO, 5.500%, 07/25/24	511
	GNMA
1,566	Series 2002-24, Class AG, IF, IO, 7.022%, 04/16/32	295
1,346	Series 2003-69, Class SB, IF, IO, 5.606%, 08/16/33	270
1,030	Series 2011-13, Class S, IF, IO, 4.956%, 01/16/41	164
168	GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, VAR, 7.500%, 10/25/36 (e)	138
246	HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, VAR, 1.194%, 08/19/37	221
500	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 5A1, VAR, 3.287%, 02/25/35	496
	Wells Fargo Mortgage-Backed Securities Trust
1,370	Series 2004-BB, Class A5, VAR, 3.077%, 01/25/35	1,380
2,699	Series 2004-M, Class A1, VAR, 3.005%, 08/25/34	2,761
2,881	Series 2004-N, Class A6, VAR, 3.007%, 08/25/34	2,892
2,881	Series 2004-N, Class A7, VAR, 3.007%, 08/25/34	2,892
1,877	Series 2005-AR2, Class 2A1, VAR, 3.164%, 03/25/35	1,873
431	Series 2005-AR2, Class 2A2, VAR, 3.164%, 03/25/35	435
395	Series 2005-AR4, Class 2A2, VAR, 3.312%, 04/25/35	396
621	Series 2005-AR16, Class 3A1, VAR, 3.200%, 03/25/35	621
62	Series 2007-2, Class 3A5, 5.250%, 03/25/37	63

		29,596

	Total Collateralized Mortgage Obligations (Cost $29,405)	29,761

Commercial Mortgage-Backed Securities — 5.1%
	Cayman Islands — 0.1%
860	PFP Ltd., Series 2017-3, Class D, VAR, 4.489%, 01/14/35 (e)	864

	United States — 5.0%
	Banc of America Commercial Mortgage Trust,
946	Series 2007-3, Class AJ, VAR, 5.761%, 06/10/49	950
2,400	Series 2007-3, Class B, VAR, 5.761%, 06/10/49	2,424
3,300	Series 2007-4, Class AJ, VAR, 5.972%, 02/10/51	3,374
	Bear Stearns Commercial Mortgage Securities Trust,
4,060	Series 2006-PW13, Class B, VAR, 5.660%, 09/11/41 (e)	4,083
916	Series 2006-PW14, Class AJ, 5.273%, 12/11/38	923

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
	United States — continued
3,825	Series 2007-PW17, Class AJ, VAR, 5.895%, 06/11/50	3,909
3,435	CD Mortgage Trust, Series 2007-CD5, Class C, VAR, 6.159%, 11/15/44	3,472
1,400	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, VAR, 2.766%, 11/15/31 (e)	1,400
2,525	Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.225%, 09/15/48 (e)	2,042
	Commercial Mortgage Trust,
1,882	Series 2004-GG1, Class H, VAR, 6.589%, 06/10/36 (e)	1,891
1,840	Series 2014-CR15, Class D, VAR, 4.761%, 02/10/47 (e)	1,703
3,620	Series 2015-CR24, Class A5, 3.696%, 08/10/48	3,798
1,070	Series 2015-CR24, Class D, VAR, 3.463%, 08/10/48	833
1,961	Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AM, 5.416%, 02/15/40	1,959
	GS Mortgage Securities Trust,
1,580	Series 2007-GG10, Class AM, VAR, 5.768%, 08/10/45	1,582
1,902	Series 2016-GS2, Class D, 2.753%, 05/10/49 (e)	1,483
	JP Morgan Chase Commercial Mortgage Securities Trust,
105	Series 2005-LDP2, Class D, VAR, 4.941%, 07/15/42	106
1,395	Series 2006-LDP8, Class C, VAR, 5.549%, 05/15/45	1,397
7,925	Series 2007-LD11, Class AM, VAR, 5.841%, 06/15/49	8,113
7,185	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, VAR, 6.052%, 07/15/44	7,221
	LB-UBS Commercial Mortgage Trust,
3,346	Series 2006-C6, Class AJ, VAR, 5.452%, 09/15/39	2,915
486	Series 2007-C1, Class C, VAR, 5.533%, 02/15/40	485
6,030	Series 2007-C6, Class AJ, VAR, 6.177%, 07/15/40	6,227
1,415	LMREC, Inc., Series 2016-CRE2, Class A, VAR, 2.710%, 11/24/31 (e)	1,424
	Morgan Stanley Bank of America Merrill Lynch Trust,
2,430	Series 2014-C14, Class D, VAR, 4.829%, 02/15/47 (e)	2,213
1,060	Series 2014-C19, Class D, 3.250%, 12/15/47 (e)	855
	Morgan Stanley Capital I Trust,
1,464	Series 2005-HQ7, Class D, VAR, 5.149%, 11/14/42	1,460
3,500	Series 2005-HQ7, Class E, VAR, 5.142%, 11/14/42	3,530
255	Series 2006-HQ8, Class D, VAR, 5.399%, 03/12/44	108
2,630	Series 2006-HQ9, Class D, VAR, 5.862%, 07/12/44	2,625
1,625	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	1,626
2,709	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	2,654
	Wachovia Bank Commercial Mortgage Trust,
100	Series 2005-C21, Class F, VAR, 5.294%, 10/15/44 (e)	90
2,703	Series 2006-C29, Class AJ, VAR, 5.368%, 11/15/48	2,717
4,869	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	4,948
2,530	Series 2007-C33, Class AJ, VAR, 6.053%, 02/15/51	2,580
2,600	Series 2007-C33, Class B, VAR, 6.053%, 02/15/51	2,472
2,600	Series 2007-C33, Class C, VAR, 6.053%, 02/15/51	2,267
250	Series 2007-C34, Class AJ, VAR, 6.132%, 05/15/46	250
	Wells Fargo Commercial Mortgage Trust,
1,370	Series 2010-C1, Class C, VAR, 5.599%, 11/15/43 (e)	1,479
1,250	Series 2015-NXS2, Class A5, VAR, 3.767%, 07/15/58	1,319
1,276	Series 2016-BNK1, Class D, 3.000%, 08/15/49 (e)	1,029

		97,936

	Total Commercial Mortgage-Backed Securities (Cost $99,731)	98,800

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — 0.1%
	Colombia — 0.1%
14	Pacific Exploration and Production Corp. (a)	420
47	Pacific Exploration and Production Corp. (a)	1,322

		1,742

	United States — 0.0% (g)
3	NII Holdings, Inc. (a)	1
4	Penn Virginia Corp. (a)	177
2	Stone Energy Corp. (a)	44
4	UCI International Holdings (a)	66
6	Vistra Energy Corp.	92

		380

	Total Common Stocks (Cost $2,659)	2,122

PRINCIPAL AMOUNT
Convertible Bonds — 3.4%
	China — 0.2%
3,205	Ctrip.com International Ltd., 1.000%, 07/01/20	3,696

	Netherlands — 0.1%
1,565	NXP Semiconductors NV, 1.000%, 12/01/19	1,871

	South Korea — 0.0% (g)
700	MagnaChip Semiconductor SA, 5.000%, 03/01/21 (e)	872

	United Arab Emirates — 0.0% (g)
EUR 800	Aabar Investments PJSC, Reg. S, 0.500%, 03/27/20	807

	United States — 3.1%
1,490	Aerojet Rocketdyne Holdings, Inc., 2.250%, 12/15/23 (e)	1,611
2,670	Cypress Semiconductor Corp., 4.500%, 01/15/22 (e)	3,282
1,990	Envestnet, Inc., 1.750%, 12/15/19	1,903
	Finisar Corp.,
1,470	0.500%, 12/15/33	1,588
2,090	0.500%, 12/15/36 (e)	1,992
3,265	General Cable Corp., SUB, 4.500%, 11/15/29	2,463
2,300	Intel Corp., 3.479%, 12/15/35	3,135
1,710	Liberty Media Corp.-Liberty Formula One, 1.000%, 01/30/23 (e)	1,875
3,560	Live Nation Entertainment, Inc., 2.500%, 05/15/19	4,049
1,275	Medidata Solutions, Inc., 1.000%, 08/01/18	1,646
3,670	Nabors Industries, Inc., 0.750%, 01/15/24 (e)	3,009
550	Newpark Resources, Inc., 4.000%, 10/01/17	552
3,425	Nuance Communications, Inc., 1.500%, 11/01/35	3,631
2,085	Oasis Petroleum, Inc., 2.625%, 09/15/23	2,271
3,470	ON Semiconductor Corp., 1.000%, 12/01/20	3,758
2,440	Red Hat, Inc., 0.250%, 10/01/19	3,247
2,970	Shutterfly, Inc., 0.250%, 05/15/18	2,987
1,700	SM Energy Co., 1.500%, 07/01/21	1,556
2,750	Square, Inc., 0.375%, 03/01/22 (e)	3,300
960	Synchronoss Technologies, Inc., 0.750%, 08/15/19	797
2,935	Teradyne, Inc., 1.250%, 12/15/23 (e)	3,718
805	Wabash National Corp., 3.375%, 05/01/18	1,414
1,855	Web.com Group, Inc., 1.000%, 08/15/18	1,832
3,805	Zillow Group, Inc., 2.000%, 12/01/21 (e)	4,214

		59,830

	Total Convertible Bonds (Cost $64,368)	67,076

Corporate Bonds — 56.2%
	Argentina — 0.2%
2,630	Petrobras Argentina SA, 7.375%, 07/21/23 (e)	2,775
700	YPF SA, Reg. S, 8.500%, 03/23/21	787

		3,562

	Australia — 0.3%
1,215	Australia & New Zealand Banking Group Ltd., VAR, 6.750%, 06/15/26 (e) (x) (y)	1,347
GBP 2,000	BHP Billiton Finance Ltd., Reg. S, VAR, 6.500%, 10/22/77	2,943
840	Macquarie Bank Ltd., VAR, 6.125%, 03/08/27 (e) (x) (y)	854
35	Nufarm Australia Ltd., 6.375%, 10/15/19 (e)	36

		5,180

	Azerbaijan — 0.1%
2,900	State Oil Co. of the Azerbaijan Republic, Reg. S, 4.750%, 03/13/23	2,864

	Barbados — 0.0% (g)
700	Columbus Cable Barbados Ltd., Reg. S, 7.375%, 03/30/21	745

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Belgium — 0.8%
	Anheuser-Busch InBev Finance, Inc.,
4,565	3.650%, 02/01/26	4,695
2,055	4.900%, 02/01/46	2,278
EUR 1,970	KBC Group NV, Reg. S, VAR, 5.625%, 03/19/19 (x) (y)	2,282
EUR 625	Nyrstar Netherlands Holdings BV, 6.875%, 03/15/24 (e)	725
EUR 1,750	Ontex Group NV, Reg. S, 4.750%, 11/15/21	2,047
EUR 2,200	Solvay Finance SA, Reg. S, VAR, 5.425%, 11/12/23 (x) (y)	2,805

		14,832

	Brazil — 0.9%
900	Banco Daycoval SA, Reg. S, 5.750%, 03/19/19	923
1,200	Banco do Brasil SA, Reg. S, 5.875%, 01/26/22	1,237
700	Banco Votorantim SA, Reg. S, 7.375%, 01/21/20	744
437	Centrais Eletricas Brasileiras SA, Reg. S, 6.875%, 07/30/19	461
1,560	Eldorado Intl. Finance GmbH, 8.625%, 06/16/21 (e)	1,271
	JBS USA LUX SA,
236	5.750%, 06/15/25 (e)	227
1,137	5.875%, 07/15/24 (e)	1,108
	Petrobras Global Finance BV,
857	7.250%, 03/17/44	844
1,553	7.375%, 01/17/27	1,666
3,681	8.375%, 05/23/21	4,125
83	8.750%, 05/23/26	97
2,430	Suzano Austria GmbH, 5.750%, 07/14/26 (e)	2,508
1,950	Votorantim Cimentos SA, Reg. S, 7.250%, 04/05/41	1,915

		17,126

	Canada — 0.8%
1,435	1011778 BC ULC, 6.000%, 04/01/22 (e)	1,494
188	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23 (e)	196
	Baytex Energy Corp.,
100	5.125%, 06/01/21 (e)	94
75	5.625%, 06/01/24 (e)	68
	Bombardier, Inc.,
40	4.750%, 04/15/19 (e)	41
169	6.125%, 01/15/23 (e)	169
461	7.500%, 03/15/25 (e)	477
333	8.750%, 12/01/21 (e)	369
230	Cascades, Inc., 5.500%, 07/15/22 (e)	234
2,600	Cenovus Energy, Inc., 6.750%, 11/15/39	2,902
	Concordia International Corp.,
307	7.000%, 04/15/23 (e)	62
430	9.000%, 04/01/22 (e)	320
237	Cott Holdings, Inc., 5.500%, 04/01/25 (e)	243
2,025	Encana Corp., 6.500%, 08/15/34	2,321
321	Kronos Acquisition Holdings, Inc., 9.000%, 08/15/23 (e)	316
325	Lundin Mining Corp., 7.875%, 11/01/22 (e)	356
194	Mattamy Group Corp., 6.500%, 11/15/20 (e)	198
	MEG Energy Corp.,
800	6.375%, 01/30/23 (e)	686
1,204	6.500%, 01/15/25 (e)	1,177
	NOVA Chemicals Corp.,
220	5.000%, 05/01/25 (e)	221
80	5.250%, 08/01/23 (e)	81
227	Open Text Corp., 5.625%, 01/15/23 (e)	239
350	Precision Drilling Corp., 5.250%, 11/15/24	324
1,625	Quebecor Media, Inc., 5.750%, 01/15/23	1,722
	Teck Resources Ltd.,
30	8.000%, 06/01/21 (e)	33
120	8.500%, 06/01/24 (e)	139
357	Transcanada Trust, VAR, 5.625%, 05/20/75	374
1,300	Videotron Ltd., 5.375%, 06/15/24 (e)	1,386

		16,242

	Chile — 0.1%
1,300	Empresa Electrica Guacolda SA, Reg. S, 4.560%, 04/30/25	1,250
1,400	VTR Finance BV, Reg. S, 6.875%, 01/15/24	1,486

		2,736

	China — 0.7%
700	Agile Group Holdings Ltd., Reg. S, 9.000%, 05/21/20	763
1,600	Central Plaza Development Ltd., Reg. S, VAR, 7.125%, 12/02/19 (x) (y)	1,708
1,600	Country Garden Holdings Co. Ltd., Reg. S, 7.500%, 03/09/20	1,698
900	Franshion Brilliant Ltd., Reg. S, 5.750%, 03/19/19	943
900	GOME Electrical Appliances Holding Ltd., Reg. S, 5.000%, 03/10/20	906
1,000	Keen Idea Global Ltd., Reg. S, 4.375%, 03/08/20	1,005

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	China –– continued
700	Moon Wise Global Ltd., Reg. S, VAR, 9.000%, 01/28/19 (x) (y)	754
900	Semiconductor Manufacturing International Corp., Reg. S, 4.125%, 10/07/19	921
EUR 1,350	SMCP Group SAS, Reg. S, 5.875%, 05/01/23	1,653
900	Tianjin Infrastructure Construction & Investment Group Co. Ltd., Reg. S, 2.750%, 06/15/19	897
1,600	Times Property Holdings Ltd., Reg. S, 6.250%, 01/23/20	1,632
700	West China Cement Ltd., Reg. S, 6.500%, 09/11/19	726

		13,606

	Colombia — 0.1%
1,881	Pacific Exploration and Production Corp., Series AI, 10.000% (cash), 11/02/21 (v)	2,119

	Denmark — 0.0% (g)
	Danske Bank A/S,
GBP 195	Reg. S, VAR, 5.375%, 09/29/21	265
EUR 380	Reg. S, VAR, 5.750%, 04/06/20 (x) (y)	452

		717

	France — 2.5%
EUR 1,200	Arkema SA, Reg. S, VAR, 4.750%, 10/29/20 (x) (y)	1,461
	BPCE SA,
2,500	5.150%, 07/21/24 (e)	2,663
EUR 1,200	Reg. S, VAR, 2.750%, 11/30/27	1,433
	Credit Agricole SA,
2,500	4.125%, 01/10/27 (e)	2,585
GBP 350	Reg. S, VAR, 8.125%, 10/26/19 (x) (y)	510
1,250	VAR, 8.125%, 12/23/25 (e) (x) (y)	1,445
EUR 1,300	Elis SA, Reg. S, 3.000%, 04/30/22	1,504
EUR 250	Europcar Groupe SA, Reg. S, 5.750%, 06/15/22	296
EUR 1,000	Faurecia, Reg. S, 3.625%, 06/15/23	1,189
EUR 1,500	Groupe Fnac SA, Reg. S, 3.250%, 09/30/23	1,752
EUR 467	Holdikks SAS, Reg. S, 6.750%, 07/15/21	311
EUR 1,450	Holding Medi-Partenaires SAS, Reg. S, 7.000%, 05/15/20	1,686
EUR 1,000	Horizon Holdings I SAS, Reg. S, 7.250%, 08/01/23	1,213
EUR 1,000	Horizon Parent Holdings Sarl, Reg. S, 8.250% (cash), 02/15/22 (v)	1,205
EUR 1,250	Loxam SAS, Reg. S, 4.250%, 04/15/24	1,502
	NEW Areva Holding SA,
EUR 1,500	4.375%, 11/06/19	1,766
EUR 2,400	4.875%, 09/23/24	2,900
EUR 1,200	Novafives SAS, Reg. S, 4.500%, 06/30/21	1,375
EUR 2,750	Peugeot SA, Reg. S, 2.375%, 04/14/23	3,225
EUR 2,000	Rexel SA, Reg. S, 2.625%, 06/15/24	2,269
	SFR Group SA,
2,700	6.000%, 05/15/22 (e)	2,828
250	6.250%, 05/15/24 (e)	263
EUR 1,700	Reg. S, 5.375%, 05/15/22	1,992
EUR 3,250	Reg. S, 5.625%, 05/15/24	3,966
2,130	Societe Generale SA, VAR, 8.000%, 09/29/25 (e) (x) (y)	2,418
EUR 1,600	SPIE SA, Reg. S, 3.125%, 03/22/24	1,869
EUR 1,750	TOTAL SA, Reg. S, VAR, 3.875%, 05/18/22 (x) (y)	2,116
EUR 1,000	Verallia Packaging SASU, Reg. S, 5.125%, 08/01/22	1,196

		48,938

	Germany — 2.0%
EUR 200	Allianz SE, Reg. S, VAR, 3.099%, 07/06/47	236
EUR 1,850	CeramTec Group GmbH, Reg. S, 8.250%, 08/15/21	2,198
EUR 500	Commerzbank AG, 7.750%, 03/16/21	692
3,065	Deutsche Bank AG, 4.250%, 10/14/21 (e)	3,194
EUR 900	Douglas GmbH, Reg. S, 6.250%, 07/15/22	1,102
	Fresenius Medical Care US Finance II, Inc.,
295	4.750%, 10/15/24 (e)	311
250	5.875%, 01/31/22 (e)	278
EUR 600	Hapag-Lloyd AG, Reg. S, 6.750%, 02/01/22	721
EUR 880	HP Pelzer Holding GmbH, 4.125%, 04/01/24	1,028
	IHO Verwaltungs GmbH,
346	4.750% (cash), 09/15/26 (e) (v)	350
EUR 1,250	Reg. S, 3.250% (cash), 09/15/23 (v)	1,476
EUR 1,200	K+S AG, Reg. S, 3.000%, 06/20/22	1,435
EUR 250	Kirk Beauty One GmbH, Reg. S, 8.750%, 07/15/23	308
EUR 1,050	ProGroup AG, Reg. S, 5.125%, 05/01/22	1,250
EUR 5,300	Schaeffler Finance BV, Reg. S, 3.250%, 05/15/25	6,438
4,410	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/26 (e)	4,182
EUR 1,200	Unitymedia GmbH, Reg. S, 3.750%, 01/15/27	1,385
	Unitymedia Hessen GmbH & Co. KG,
200	5.500%, 01/15/23 (e)	208
EUR 2,700	Reg. S, 4.000%, 01/15/25	3,208

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Germany — continued
EUR 2,754	Reg. S, 5.125%, 01/21/23	3,248
EUR 2,100	WEPA Hygieneprodukte GmbH, Reg. S, 3.750%, 05/15/24	2,473
	ZF North America Capital, Inc.,
167	4.500%, 04/29/22 (e)	176
1,244	4.750%, 04/29/25 (e)	1,307
EUR 2,000	Reg. S, 2.750%, 04/27/23	2,426

		39,630

	Greece — 0.0% (g)
EUR 450	OTE plc, Reg. S, 3.500%, 07/09/20	518

	Guatemala — 0.1%
700	Cementos Progreso Trust, Reg. S, 7.125%, 11/06/23	742
700	Comcel Trust, Reg. S, 6.875%, 02/06/24	746

		1,488

	Hong Kong — 0.1%
700	Shimao Property Holdings Ltd., Reg. S, 8.375%, 02/10/22	781
700	Studio City Co. Ltd., Reg. S, 7.250%, 11/30/21	755

		1,536

	Indonesia — 0.1%
900	Theta Capital Pte. Ltd., Reg. S, 7.000%, 04/11/22	939

	Ireland — 1.4%
EUR 3,100	Allied Irish Banks plc, Reg. S, VAR, 4.125%, 11/26/25	3,722
	Ardagh Packaging Finance plc,
300	6.000%, 06/30/21 (e)	309
EUR 957	6.750%, 05/15/24 (e)	1,197
2,750	7.250%, 05/15/24 (e)	3,001
EUR 1,000	Reg. S, 2.750%, 03/15/24	1,142
EUR 1,500	Reg. S, 4.125%, 05/15/23	1,797
EUR 1,750	Reg. S, 6.750%, 05/15/24	2,190
	Bank of Ireland,
EUR 3,100	Reg. S, VAR, 4.250%, 06/11/24	3,679
EUR 1,870	Reg. S, VAR, 7.375%, 06/18/20 (x) (y)	2,290
EUR 2,750	eircom Finance DAC, Reg. S, 4.500%, 05/31/22	3,247
935	James Hardie International Finance Ltd., 5.875%, 02/15/23 (e)	984
	Smurfit Kappa Acquisitions Unltd Co.,
EUR 600	Reg. S, 2.750%, 02/01/25	700
EUR 2,900	Reg. S, 3.250%, 06/01/21	3,539

		27,797

	Israel — 0.1%
1,960	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	1,844

	Italy — 1.7%
3,570	Enel Finance International NV, 3.625%, 05/25/27 (e)	3,518
	Enel SpA,
EUR 1,050	Reg. S, VAR, 6.500%, 01/10/74	1,275
GBP 1,750	Reg. S, VAR, 7.750%, 09/10/75	2,554
EUR 600	Intesa Sanpaolo SpA, Reg. S, 6.625%, 09/13/23	820
	Leonardo SpA,
EUR 4,000	4.500%, 01/19/21	5,068
EUR 500	4.875%, 03/24/25	683
EUR 1,200	N&W Global Vending SpA, Reg. S, 7.000%, 10/15/23	1,430
EUR 1,600	Saipem Finance International BV, Reg. S, 3.750%, 09/08/23	1,879
EUR 1,000	Snaitech SpA, Reg. S, 6.375%, 11/07/21	1,204
	Telecom Italia SpA,
EUR 3,400	Reg. S, 3.250%, 01/16/23	4,201
EUR 3,650	Reg. S, 3.625%, 05/25/26	4,485
	Wind Acquisition Finance SA,
1,115	7.375%, 04/23/21 (e)	1,162
EUR 400	Reg. S, 4.000%, 07/15/20	456
EUR 3,550	Reg. S, 7.000%, 04/23/21	4,155

		32,890

	Jamaica — 0.1%
	Digicel Group Ltd.,
1,574	Reg. S, 7.125%, 04/01/22	1,379
900	Reg. S, 8.250%, 09/30/20	855

		2,234

	Japan — 0.2%
	SoftBank Group Corp.,
200	4.500%, 04/15/20 (e)	208
EUR 2,500	Reg. S, 4.000%, 07/30/22	3,095

		3,303

	Jordan — 0.0% (g)
900	Hikma Pharmaceuticals plc, Reg. S, 4.250%, 04/10/20	912

	Kazakhstan — 0.3%
1,600	Samruk-Energy JSC, Reg. S, 3.750%, 12/20/17	1,604
5,040	Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/26 (e)	4,915

		6,519

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Luxembourg — 2.8%
	Altice Financing SA,
700	6.625%, 02/15/23 (e)	745
600	7.500%, 05/15/26 (e)	661
EUR 3,450	Reg. S, 5.250%, 02/15/23	4,126
	Altice Luxembourg SA,
200	7.625%, 02/15/25 (e)	218
1,750	7.750%, 05/15/22 (e)	1,859
EUR 1,500	Reg. S, 6.250%, 02/15/25	1,855
EUR 4,575	Reg. S, 7.250%, 05/15/22	5,449
	ArcelorMittal,
1,465	7.000%, 02/25/22	1,648
EUR 4,050	Reg. S, 2.875%, 07/06/20	4,826
EUR 3,570	Auris Luxembourg II SA, Reg. S, 8.000%, 01/15/23	4,311
1,750	FAGE International SA, 5.625%, 08/15/26 (e)	1,785
EUR 375	Galapagos SA, Reg. S, 5.375%, 06/15/21	427
	Garfunkelux Holdco 3 SA,
EUR 1,950	Reg. S, 7.500%, 08/01/22	2,347
GBP 2,100	Reg. S, 8.500%, 11/01/22	2,922
	INEOS Group Holdings SA,
1,000	5.625%, 08/01/24 (e)	1,027
EUR 850	Reg. S, 5.375%, 08/01/24	1,022
	Intelsat Jackson Holdings SA,
667	5.500%, 08/01/23	550
162	7.250%, 04/01/19	155
947	7.250%, 10/15/20	855
1,695	7.500%, 04/01/21	1,508
1,397	8.000%, 02/15/24 (e)	1,509
EUR 550	Kloeckner Pentaplast of America, Inc., Reg. S, 7.125%, 11/01/20	639
EUR 2,200	Matterhorn Telecom SA, Reg. S, 3.875%, 05/01/22	2,549
EUR 400	Picard Bondco SA, Reg. S, 7.750%, 02/01/20	470
EUR 1,700	SES SA, Reg. S, VAR, 4.625%, 01/02/22 (x) (y)	2,025
EUR 4,750	SIG Combibloc Holdings SCA, Reg. S, 7.750%, 02/15/23	5,723
EUR 2,700	Telenet Finance VI Luxembourg SCA, Reg. S, 4.875%, 07/15/27	3,332
EUR 975	Trionista TopCo GmbH, Reg. S, 6.875%, 04/30/21	1,140

		55,683

	Mexico — 1.0%
1,885	Banco Mercantil del Norte SA, VAR, 5.750%, 10/04/31 (e)	1,880
1,900	Banco Nacional de Comercio Exterior SNC, VAR, 3.800%, 08/11/26 (e)	1,886
450	Cemex Finance LLC, 9.375%, 10/12/22 (e)	481
	Cemex SAB de CV,
1,250	5.700%, 01/11/25 (e)	1,310
200	6.125%, 05/05/25 (e)	215
900	Comision Federal de Electricidad, Reg. S, 4.750%, 02/23/27	916
1,940	Elementia SAB de CV, 5.500%, 01/15/25 (e)	1,964
	Petroleos Mexicanos,
3,400	6.875%, 08/04/26	3,813
EUR 3,200	Reg. S, 3.750%, 02/21/24	3,723
2,681	VAR, 4.770%, 03/11/22 (e)	2,906
900	Sixsigma Networks Mexico SA de CV, Reg. S, 8.250%, 11/07/21	895

		19,989

	Netherlands — 1.3%
	AerCap Ireland Capital DAC,
1,330	4.625%, 10/30/20	1,415
3,765	4.625%, 07/01/22	4,034
900	Bluewater Holding BV, Reg. S, 10.000%, 12/10/19 (e)	779
EUR 800	Hema Bondco I BV, Reg. S, 6.250%, 06/15/19	910
1,440	ING Groep NV, 3.950%, 03/29/27	1,490
EUR 1,600	Lincoln Finance Ltd., Reg. S, 6.875%, 04/15/21	1,930
1,000	NXP BV, 5.750%, 03/15/23 (e)	1,058
3,460	Shell International Finance BV, 4.125%, 05/11/35	3,586
EUR 2,150	UPC Holding BV, Reg. S, 6.375%, 09/15/22	2,532
1,750	UPCB Finance IV Ltd., 5.375%, 01/15/25 (e)	1,816
	Zhaikmunai LLP,
900	Reg. S, 6.375%, 02/14/19	903
800	Reg. S, 7.125%, 11/13/19	805
	Ziggo Bond Finance BV,
210	5.875%, 01/15/25 (e)	215
EUR 3,750	Reg. S, 4.625%, 01/15/25	4,486

		25,959

	New Zealand — 0.1%
	Reynolds Group Issuer, Inc.,
900	5.750%, 10/15/20	925

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	New Zealand — continued
713	6.875%, 02/15/21	731

		1,656

	Nigeria — 0.1%
700	Access Bank plc, 10.500%, 10/19/21 (e)	763
1,600	IHS Netherlands Holdco BV, 9.500%, 10/27/21 (e)	1,666
585	Sea Trucks Group Ltd., Reg. S, 9.000%, 03/26/18 (d) (e)	146

		2,575

	Norway — 0.1%
EUR 1,400	Lock A/S, Reg. S, 7.000%, 08/15/21	1,645

	Panama — 0.0% (g)
700	Global Bank Corp., Reg. S, 5.125%, 10/30/19	726

	Peru — 0.2%
3,070	Southern Copper Corp., 5.875%, 04/23/45	3,212

	Portugal — 0.3%
EUR 2,000	EDP - Energias de Portugal SA, Reg. S, VAR, 5.375%, 09/16/75	2,433
	EDP Finance BV,
400	5.250%, 01/14/21 (e)	430
EUR 2,000	Reg. S, 2.375%, 03/23/23	2,370

		5,233

	Russia — 0.2%
4,000	Gazprom OAO, 4.950%, 03/23/27 (e)	4,125

	Singapore — 0.1%
900	Olam International Ltd., Reg. S, Series 6, 4.500%, 02/05/20	917

	Spain — 1.5%
EUR 3,200	CaixaBank SA, Reg. S, VAR, 3.500%, 02/15/27	3,765
EUR 1,200	Campofrio Food Group SA, Reg. S, 3.375%, 03/15/22	1,395
EUR 2,250	Cirsa Funding Luxembourg SA, Reg. S, 5.750%, 05/15/21	2,686
EUR 957	eDreams ODIGEO SA, 8.500%, 08/01/21 (e)	1,177
EUR 1,600	Gas Natural Fenosa Finance BV, Reg. S, VAR, 4.125%, 11/18/22 (x) (y)	1,900
	Gestamp Funding Luxembourg SA,
EUR 946	3.500%, 05/15/23 (e)	1,112
EUR 700	Reg. S, 3.500%, 05/15/23	822
EUR 1,500	Grupo-Antolin Irausa SA, Reg. S, 3.250%, 04/30/24	1,727
EUR 950	PortAventura Entertainment Barcelona BV, Reg. S, 7.250%, 12/01/20	1,106
	Repsol International Finance BV,
EUR 336	Reg. S, VAR, 3.875%, 03/25/21 (x) (y)	392
EUR 3,412	Reg. S, VAR, 4.500%, 03/25/75	3,927
EUR 800	Santander Issuances SAU, Reg. S, 3.250%, 04/04/26	954
1,280	Telefonica Emisiones SAU, 5.213%, 03/08/47	1,346
	Telefonica Europe BV,
EUR 3,900	Reg. S, VAR, 5.875%, 03/31/24 (x) (y)	4,976
EUR 700	Reg. S, VAR, 6.500%, 09/18/18 (x) (y)	841
EUR 1,300	Reg. S, VAR, 7.625%, 09/18/21 (x) (y)	1,738

		29,864

	Sweden — 0.5%
1,600	Skandinaviska Enskilda Banken AB, Reg. S, VAR, 5.750%, 05/13/20 (x) (y)	1,648
EUR 2,835	Verisure Holding AB, Reg. S, 6.000%, 11/01/22	3,471
EUR 1,000	Volvo Car AB, Reg. S, 3.250%, 05/18/21	1,216
EUR 2,397	Volvo Treasury AB, Reg. S, VAR, 4.200%, 06/10/75	2,861

		9,196

	Switzerland — 0.9%
1,938	Credit Suisse AG, 6.500%, 08/08/23 (e)	2,178
	Credit Suisse Group AG,
1,575	4.282%, 01/09/28 (e)	1,624
3,030	VAR, 7.500%, 12/11/23 (e) (x) (y)	3,386
EUR 2,200	Dufry Finance SCA, Reg. S, 4.500%, 08/01/23	2,642
	UBS AG,
1,404	Reg. S, 5.125%, 05/15/24	1,481
2,250	Reg. S, VAR, 4.750%, 05/22/23	2,299
723	UBS Group AG, Reg. S, VAR, 7.125%, 02/19/20 (x) (y)	768
2,500	UBS Group Funding Switzerland AG, 4.253%, 03/23/28 (e)	2,610

		16,988

	Turkey — 0.1%
700	Finansbank A/S, Reg. S, 6.250%, 04/30/19	736
1,550	Turkiye Sise ve Cam Fabrikalari A/S, Reg. S, 4.250%, 05/09/20	1,560

		2,296

	United Arab Emirates — 0.4%
2,300	DP World Ltd., Reg. S, 6.850%, 07/02/37	2,751

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United Arab Emirates — continued
2,800	EMG SUKUK Ltd., Reg. S, 4.564%, 06/18/24	2,926
700	MAF Global Securities Ltd., Reg. S, VAR, 7.125%, 10/29/18 (x) (y)	737
449	Shelf Drilling Holdings Ltd., 9.500%, 11/02/20 (e)	452

		6,866

	United Kingdom — 4.3%
	Anglo American Capital plc,
740	4.125%, 04/15/21 (e)	761
200	4.750%, 04/10/27 (e)	207
EUR 5,300	Reg. S, 3.250%, 04/03/23	6,430
	Ashtead Capital, Inc.,
300	5.625%, 10/01/24 (e)	320
1,000	6.500%, 07/15/22 (e)	1,037
	Barclays plc,
2,800	4.375%, 09/11/24	2,859
EUR 600	Reg. S, VAR, 2.625%, 11/11/25	698
GBP 3,000	Boparan Finance plc, Reg. S, 5.250%, 07/15/19	3,894
	BP Capital Markets plc,
2,100	3.017%, 01/16/27	2,062
915	3.062%, 03/17/22	940
EUR 2,500	British Telecommunications plc, Reg. S, 1.750%, 03/10/26	2,919
EUR 2,100	EC Finance plc, Reg. S, 5.125%, 07/15/21	2,433
	Fiat Chrysler Automobiles NV,
273	4.500%, 04/15/20	279
2,040	5.250%, 04/15/23	2,055
EUR 4,500	Reg. S, 3.750%, 03/29/24	5,242
GBP 1,400	Galaxy Bidco Ltd., Reg. S, 6.375%, 11/15/20	1,854
800	Genel Energy Finance plc, Reg. S, 7.500%, 05/14/19 (e)	704
GBP 530	HBOS Capital Funding LP, Reg. S, VAR, 6.461%, 11/30/18 (x) (y)	724
4,225	HSBC Holdings plc, VAR, 6.000%, 05/22/27 (x) (y)	4,312
GBP 1,200	Iceland Bondco plc, Reg. S, 6.750%, 07/15/24	1,682
EUR 3,000	Ineos Finance plc, Reg. S, 4.000%, 05/01/23	3,501
	Jaguar Land Rover Automotive plc,
500	4.125%, 12/15/18 (e)	511
200	4.250%, 11/15/19 (e)	206
GBP 2,110	Reg. S, 3.875%, 03/01/23	2,855
	KCA Deutag UK Finance plc,
210	7.250%, 05/15/21 (e)	197
200	9.875%, 04/01/22 (e)	206
	Lloyds Banking Group plc,
2,560	4.650%, 03/24/26	2,688
EUR 2,600	Reg. S, VAR, 6.375%, 06/27/20 (x) (y)	3,132
EUR 1,150	Merlin Entertainments plc, Reg. S, 2.750%, 03/15/22	1,356
	Nationwide Building Society,
3,000	4.000%, 09/14/26 (e)	3,010
GBP 1,380	Reg. S, VAR, 6.875%, 06/20/19 (x) (y)	1,849
GBP 710	NGG Finance plc, Reg. S, VAR, 5.625%, 06/18/73	1,025
GBP 830	Pizzaexpress Financing 1 plc, Reg. S, 8.625%, 08/01/22	1,085
1,645	Royal Bank of Scotland Group plc, 6.125%, 12/15/22	1,802
1,520	Santander UK Group Holdings plc, 4.750%, 09/15/25 (e)	1,571
GBP 638	Standard Life plc, VAR, 6.750%, 07/12/27 (x) (y)	967
EUR 2,750	Synlab Unsecured Bondco plc, Reg. S, 8.250%, 07/01/23	3,459
GBP 4,080	Tesco plc, 5.000%, 03/24/23	5,849
890	TI Group Automotive Systems LLC, 8.750%, 07/15/23 (e)	946
	Virgin Media Finance plc,
200	5.750%, 01/15/25 (e)	205
EUR 1,700	Reg. S, 4.500%, 01/15/25	2,024
	Virgin Media Secured Finance plc,
205	5.250%, 01/15/26 (e)	209
775	5.500%, 08/15/26 (e)	798
EUR 2,300	Worldpay Finance plc, Reg. S, 3.750%, 11/15/22	2,821

		83,684

	United States — 29.7%
2,500	21st Century Fox America, Inc., 4.950%, 10/15/45	2,640
250	A10 Revolving Asset Financing LLC, VAR, 7.020%, 01/09/20	250
	Acadia Healthcare Co., Inc.,
55	5.625%, 02/15/23	57
100	6.125%, 03/15/21	103
1,112	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	1,112
	Adient Global Holdings Ltd.,
EUR 575	3.500%, 08/15/24 (e)	666

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
EUR 1,600	Reg. S, 3.500%, 08/15/24	1,853
	ADT Corp. (The),
500	3.500%, 07/15/22	489
552	4.125%, 06/15/23	550
186	Advanced Micro Devices, Inc., 7.000%, 07/01/24	195
	AECOM,
486	5.125%, 03/15/27 (e)	484
365	5.750%, 10/15/22	383
630	5.875%, 10/15/24	676
	AES Corp.,
1,500	5.500%, 04/15/25	1,560
230	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	193
1,260	Air Lease Corp., 3.000%, 09/15/23	1,252
1,275	Air Medical Group Holdings, Inc., 6.375%, 05/15/23 (e)	1,218
	Aircastle Ltd.,
465	5.125%, 03/15/21	498
310	7.625%, 04/15/20	351
275	AK Steel Corp., 7.500%, 07/15/23	297
130	Alabama Power Co., 4.150%, 08/15/44	134
	Albertsons Cos. LLC,
995	5.750%, 03/15/25 (e)	990
760	6.625%, 06/15/24 (e)	787
209	Aleris International, Inc., 7.875%, 11/01/20	206
	Allergan Funding SCS,
2,735	3.000%, 03/12/20	2,794
1,435	4.850%, 06/15/44	1,522
	Alliance Data Systems Corp.,
156	5.375%, 08/01/22 (e)	158
390	5.875%, 11/01/21 (e)	404
	Ally Financial, Inc.,
1,420	4.125%, 03/30/20	1,468
600	4.125%, 02/13/22	615
420	4.250%, 04/15/21	433
1,600	4.625%, 03/30/25	1,604
250	4.750%, 09/10/18	257
365	8.000%, 11/01/31	441
	Altice US Finance I Corp.,
560	5.375%, 07/15/23 (e)	584
335	5.500%, 05/15/26 (e)	351
	Altria Group, Inc.,
965	3.875%, 09/16/46	922
1,500	4.000%, 01/31/24	1,605
1,165	4.250%, 08/09/42	1,184
	AMC Entertainment Holdings, Inc.,
1,590	5.750%, 06/15/25	1,650
230	5.875%, 02/15/22	241
107	6.125%, 05/15/27 (e)	111
	American Axle & Manufacturing, Inc.,
308	6.250%, 04/01/25 (e)	305
599	6.500%, 04/01/27 (e)	591
1,448	6.625%, 10/15/22	1,495
1,500	American Express Credit Corp., Series F, 2.600%, 09/14/20	1,525
114	American Greetings Corp., 7.875%, 02/15/25 (e)	121
	American International Group, Inc.,
1,750	3.900%, 04/01/26	1,807
2,080	4.800%, 07/10/45	2,223
2,390	American Tower Corp., 3.375%, 10/15/26	2,351
1,975	Amgen, Inc., 2.650%, 05/11/22	1,985
	Amkor Technology, Inc.,
1,000	6.375%, 10/01/22	1,042
850	6.625%, 06/01/21	866
	Analog Devices, Inc.,
1,465	3.500%, 12/05/26	1,483
190	4.500%, 12/05/36	193
1,320	Anixter, Inc., 5.500%, 03/01/23	1,402
	Antero Resources Corp.,
1,448	5.125%, 12/01/22	1,464
500	5.375%, 11/01/21	515
	Apple, Inc.,
1,235	3.350%, 02/09/27	1,267
525	3.850%, 08/04/46	517
755	4.375%, 05/13/45	808
1,530	4.650%, 02/23/46	1,697
	Arconic, Inc.,
725	5.125%, 10/01/24	771
250	5.400%, 04/15/21	269
1,425	Ashland LLC, 4.750%, 08/15/22	1,484
	AT&T, Inc.,
8,180	3.400%, 05/15/25	8,036
690	4.300%, 12/15/42	631
880	4.750%, 05/15/46	846
1,335	5.250%, 03/01/37	1,395
	Avaya, Inc.,
1,105	7.000%, 04/01/19 (d) (e)	903

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
182	10.500%, 03/01/21 (d) (e)	23
1,930	Avis Budget Car Rental LLC, 5.500%, 04/01/23	1,891
	Axalta Coating Systems LLC,
310	4.875%, 08/15/24 (e)	317
EUR 1,700	Reg. S, 4.250%, 08/15/24	2,047
	Ball Corp.,
EUR 2,200	4.375%, 12/15/23	2,784
500	5.250%, 07/01/25	543
	Bank of America Corp.,
3,795	2.625%, 10/19/20	3,831
1,040	4.250%, 10/22/26	1,075
1,730	VAR, 3.824%, 01/20/28	1,761
4,070	Series AA, VAR, 6.100%, 03/17/25 (x) (y)	4,370
466	Series X, VAR, 6.250%, 09/05/24 (x) (y)	500
474	Series DD, VAR, 6.300%, 03/10/26 (x) (y)	523
1,215	Series K, VAR, 8.000%, 01/30/18 (x) (y)	1,255
400	Berry Plastics Corp., 5.500%, 05/15/22	417
	Blue Cube Spinco, Inc.,
357	9.750%, 10/15/23	436
843	10.000%, 10/15/25	1,045
	Blue Racer Midstream LLC,
1,414	6.125%, 11/15/22 (e)	1,453
3,000	Boardwalk Pipelines LP, 3.375%, 02/01/23	2,988
652	Boyd Gaming Corp., 6.875%, 05/15/23	706
2,550	Broadcom Corp., 3.625%, 01/15/24 (e)	2,596
1,970	Buckeye Partners LP, 3.950%, 12/01/26	1,987
257	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	257
1,340	Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	1,468
	Cablevision Systems Corp.,
95	5.875%, 09/15/22	99
582	8.000%, 04/15/20	653
246	Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20 (d)	300
210	CalAtlantic Group, Inc., 8.375%, 01/15/21	247
615	California Resources Corp., 8.000%, 12/15/22 (e)	460
1,000	Calpine Corp., 6.000%, 01/15/22 (e)	1,041
280	Camelot Finance SA, 7.875%, 10/15/24 (e)	302
	Capital One Financial Corp.,
670	3.750%, 03/09/27	671
3,000	4.200%, 10/29/25	3,058
77	Capsugel SA, 7.000%, 05/15/19 (e)	77
	CCO Holdings LLC,
450	5.125%, 05/01/27 (e)	461
681	5.375%, 05/01/25 (e)	721
2,075	5.500%, 05/01/26 (e)	2,193
405	5.750%, 09/01/23	426
190	5.750%, 01/15/24	201
2,640	5.750%, 02/15/26 (e)	2,828
3,395	5.875%, 04/01/24 (e)	3,647
185	5.875%, 05/01/27 (e)	197
	CDW LLC,
163	5.000%, 09/01/23	168
165	5.500%, 12/01/24	178
201	Centene Corp., 4.750%, 05/15/22	210
1,000	Central Garden & Pet Co., 6.125%, 11/15/23	1,077
	CenturyLink, Inc.,
200	Series T, 5.800%, 03/15/22	209
1,345	Series W, 6.750%, 12/01/23	1,438
	CF Industries, Inc.,
185	3.450%, 06/01/23	173
2,360	4.500%, 12/01/26 (e)	2,436
390	5.150%, 03/15/34	361
5,773	Charter Communications Operating LLC, 4.908%, 07/23/25	6,248
	Chemours Co. (The),
106	5.375%, 05/15/27	111
195	7.000%, 05/15/25	216
710	Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/24	795
	Chesapeake Energy Corp.,
1,025	6.625%, 08/15/20	1,070
478	8.000%, 01/15/25 (e)	475
2,848	Chevron Corp., 2.355%, 12/05/22	2,841
215	Cincinnati Bell, Inc., 7.000%, 07/15/24 (e)	225
90	Cinemark USA, Inc., 5.125%, 12/15/22	92
	CIT Group, Inc.,
29	3.875%, 02/19/19	30
1,220	5.000%, 08/15/22	1,320
400	5.375%, 05/15/20	430
500	5.500%, 02/15/19 (e)	528
398	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	407
	Citigroup, Inc.,
2,690	2.400%, 02/18/20	2,701

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
2,695	2.650%, 10/26/20	2,721
1,980	3.200%, 10/21/26	1,924
1,210	4.125%, 07/25/28	1,228
2,463	Series O, VAR, 5.875%, 03/27/20 (x) (y)	2,568
	Claire’s Stores, Inc.,
250	6.125%, 03/15/20 (e)	106
880	9.000%, 03/15/19 (e)	427
1,130	Clean Harbors, Inc., 5.125%, 06/01/21	1,157
	Clear Channel Worldwide Holdings, Inc.,
4,445	Series B, 6.500%, 11/15/22	4,578
3,075	Series B, 7.625%, 03/15/20	3,091
225	Clearwater Paper Corp., 4.500%, 02/01/23	222
56	Cloud Peak Energy Resources LLC, 12.000%, 11/01/21	59
435	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	378
670	CNO Financial Group, Inc., 5.250%, 05/30/25	703
1,000	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	1,029
600	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	631
1,030	Comcast Corp., 4.600%, 08/15/45	1,109
500	Commercial Metals Co., 4.875%, 05/15/23	502
	CommScope Technologies LLC,
142	5.000%, 03/15/27 (e)	142
1,910	6.000%, 06/15/25 (e)	2,030
400	CommScope, Inc., 5.500%, 06/15/24 (e)	419
	Community Health Systems, Inc.,
99	5.125%, 08/01/21	100
101	6.875%, 02/01/22	90
1,401	Concho Resources, Inc., 5.500%, 04/01/23	1,448
450	CONSOL Energy, Inc., 5.875%, 04/15/22	444
206	Consolidated Communications, Inc., 6.500%, 10/01/22	205
	Continental Resources, Inc.,
1,770	4.500%, 04/15/23	1,734
599	5.000%, 09/15/22	600
300	Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (e)	305
800	CoreCivic, Inc., 4.625%, 05/01/23	806
660	Crestwood Midstream Partners LP, 6.250%, 04/01/23	684
	Crown Castle International Corp.,
2,300	3.400%, 02/15/21	2,374
3,270	3.700%, 06/15/26	3,303
EUR 2,950	Crown European Holdings SA, Reg. S, 4.000%, 07/15/22	3,719
	CSC Holdings LLC,
200	5.500%, 04/15/27 (e)	209
317	6.750%, 11/15/21	351
129	8.625%, 02/15/19	142
1,200	10.125%, 01/15/23 (e)	1,397
80	CSI Compressco LP, 7.250%, 08/15/22	77
119	CURO Financial Technologies Corp., 12.000%, 03/01/22 (e)	125
120	CVR Partners LP, 9.250%, 06/15/23 (e)	124
	CyrusOne LP,
153	5.000%, 03/15/24 (e)	156
93	5.375%, 03/15/27 (e)	96
	Dana, Inc.,
1,910	5.500%, 12/15/24	1,986
600	6.000%, 09/15/23	630
1,645	Darden Restaurants, Inc., 3.850%, 05/01/27	1,676
312	Dean Foods Co., 6.500%, 03/15/23 (e)	330
835	Denbury Resources, Inc., 4.625%, 07/15/23	557
	Diamond 1 Finance Corp.,
470	5.875%, 06/15/21 (e)	497
2,675	6.020%, 06/15/26 (e)	2,951
450	7.125%, 06/15/24 (e)	501
430	Diebold Nixdorf, Inc., 8.500%, 04/15/24	483
	DISH DBS Corp.,
1,104	5.000%, 03/15/23	1,135
2,265	5.875%, 07/15/22	2,418
3,974	5.875%, 11/15/24	4,232
760	6.750%, 06/01/21	841
916	7.750%, 07/01/26	1,076
500	DJO Finco, Inc., 8.125%, 06/15/21 (e)	465
283	Dole Food Co., Inc., 7.250%, 06/15/25 (e)	294
490	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	478
	Dynegy, Inc.,
99	5.875%, 06/01/23	93
26	6.750%, 11/01/19	27
615	7.375%, 11/01/22	606
760	7.625%, 11/01/24	737
393	E*TRADE Financial Corp., 5.375%, 11/15/22	413
2,799	Embarq Corp., 7.995%, 06/01/36	2,843
440	EMC Corp., 2.650%, 06/01/20	434

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Endo Dac,
1,000	6.000%, 07/15/23 (e)	921
520	6.000%, 02/01/25 (e)	466
1,000	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	1,056
565	Energy Transfer Equity LP, 5.875%, 01/15/24	603
495	EnerSys, 5.000%, 04/30/23 (e)	510
1,520	Entergy Corp., 2.950%, 09/01/26	1,468
400	Envision Healthcare Corp., 5.125%, 07/01/22 (e)	410
	EP Energy LLC,
266	7.750%, 09/01/22	213
1,300	8.000%, 02/15/25 (e)	1,112
1,534	9.375%, 05/01/20	1,384
	Equinix, Inc.,
38	5.375%, 01/01/22	40
500	5.375%, 04/01/23	524
485	5.375%, 05/15/27	510
27	5.750%, 01/01/25	29
111	5.875%, 01/15/26	121
570	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	582
1,565	Exelon Generation Co. LLC, 4.250%, 06/15/22	1,656
1,965	Express Scripts Holding Co., 3.400%, 03/01/27	1,895
151	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	155
	First Data Corp.,
3,269	5.750%, 01/15/24 (e)	3,457
559	7.000%, 12/01/23 (e)	602
385	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	437
	Ford Motor Credit Co. LLC,
2,575	3.200%, 01/15/21	2,615
3,000	3.664%, 09/08/24	2,989
2,385	4.389%, 01/08/26	2,442
	Freeport-McMoRan, Inc.,
1,505	3.550%, 03/01/22	1,407
750	3.875%, 03/15/23	697
	Frontier Communications Corp.,
475	6.250%, 09/15/21	445
1,000	6.875%, 01/15/25	805
466	8.500%, 04/15/20	494
912	9.250%, 07/01/21	929
279	10.500%, 09/15/22	274
1,977	11.000%, 09/15/25	1,846
1,500	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	1,710
748	General Electric Co., 3.450%, 05/15/24	788
2,620	General Motors Co., 5.200%, 04/01/45	2,548
	General Motors Financial Co., Inc.,
2,000	3.700%, 05/09/23	2,014
1,005	4.350%, 01/17/27	1,016
290	Genesis Energy LP, 6.000%, 05/15/23	289
567	Genesys Telecommunications Laboratories, Inc., 10.000%, 11/30/24 (e)	635
1,745	GenOn Energy, Inc., 9.875%, 10/15/20	1,269
1,465	GEO Group, Inc. (The), 5.875%, 10/15/24	1,509
1,650	Gilead Sciences, Inc., 4.150%, 03/01/47	1,592
390	Global Partners LP, 7.000%, 06/15/23	390
	Goldman Sachs Group, Inc. (The),
910	2.625%, 04/25/21	914
930	2.750%, 09/15/20	942
1,850	3.850%, 07/08/24	1,926
1,815	4.250%, 10/21/25	1,882
1,200	5.150%, 05/22/45	1,309
484	Series O, VAR, 5.300%, 11/10/26 (x) (y)	506
4,681	Series M, VAR, 5.375%, 05/10/20 (x) (y)	4,845
225	Series L, VAR, 5.700%, 05/10/19 (x) (y)	232
26	Goodman Networks, Inc., 12.225%, 07/01/18 (d)	10
	Goodyear Tire & Rubber Co. (The),
118	4.875%, 03/15/27	119
1,000	8.750%, 08/15/20	1,182
850	H&E Equipment Services, Inc., 7.000%, 09/01/22	889
995	Halcon Resources Corp., 6.750%, 02/15/25 (e)	928
325	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	295
170	Harland Clarke Holdings Corp., 6.875%, 03/01/20 (e)	176
1,949	Harris Corp., 4.854%, 04/27/35	2,127
	HCA, Inc.,
300	5.000%, 03/15/24	321
4,725	5.375%, 02/01/25	4,967
800	5.875%, 05/01/23	874
400	5.875%, 02/15/26	434
100	6.500%, 02/15/20	110
2,275	7.500%, 02/15/22	2,622
900	HD Supply, Inc., 5.750%, 04/15/24 (e)	960

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	HealthSouth Corp.,
250	5.125%, 03/15/23	256
490	5.750%, 11/01/24	506
650	5.750%, 09/15/25	676
375	Hecla Mining Co., 6.875%, 05/01/21	387
701	Herc Rentals, Inc., 7.750%, 06/01/24 (e)	748
	Hertz Corp. (The),
1,000	5.500%, 10/15/24 (e)	802
1,150	6.250%, 10/15/22	982
2,105	7.375%, 01/15/21	1,984
1,230	Hess Corp., 5.800%, 04/01/47	1,315
3,015	Hexion, Inc., 6.625%, 04/15/20	2,804
1,485	Hilcorp Energy I LP, 5.000%, 12/01/24 (e)	1,407
1,560	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	1,646
	Hilton Worldwide Finance LLC,
130	4.625%, 04/01/25 (e)	134
66	4.875%, 04/01/27 (e)	69
235	Holly Energy Partners LP, 6.000%, 08/01/24 (e)	248
750	HRG Group, Inc., 7.750%, 01/15/22	794
	Hughes Satellite Systems Corp.,
445	5.250%, 08/01/26	458
93	6.625%, 08/01/26	98
75	Huntington Ingalls Industries, Inc., 5.000%, 12/15/21 (e)	78
	Huntsman International LLC,
EUR 1,000	4.250%, 04/01/25	1,289
550	4.875%, 11/15/20	583
1,600	5.125%, 11/15/22	1,724
1,035	IASIS Healthcare LLC, 8.375%, 05/15/19	1,048
536	Icahn Enterprises LP, 5.875%, 02/01/22	549
525	iHeartCommunications, Inc., 9.000%, 12/15/19	416
30	IHS Markit Ltd., 5.000%, 11/01/22 (e)	32
500	ILFC E-Capital Trust I, VAR, 4.660%, 12/21/65 (e)	480
535	ILFC E-Capital Trust II, VAR, 4.910%, 12/21/65 (e)	516
1,500	Infor Software Parent LLC, 7.125% (cash), 05/01/21 (e) (v)	1,549
1,385	Infor US, Inc., 6.500%, 05/15/22	1,442
1,000	Informatica LLC, 7.125%, 07/15/23 (e)	1,008
825	Intel Corp., 4.900%, 07/29/45	947
	International Game Technology plc,
1,925	6.250%, 02/15/22 (e)	2,082
EUR 3,000	Reg. S, 4.750%, 02/15/23	3,690
	International Lease Finance Corp.,
1,235	3.875%, 04/15/18	1,255
515	6.250%, 05/15/19	554
600	Interval Acquisition Corp., 5.625%, 04/15/23	623
900	inVentiv Group Holdings, Inc., 7.500%, 10/01/24 (e)	980
515	Iron Mountain, Inc., 5.750%, 08/15/24	529
1,410	Jack Ohio Finance LLC, 6.750%, 11/15/21 (e)	1,461
400	Kaiser Aluminum Corp., 5.875%, 05/15/24	422
650	Kindred Healthcare, Inc., 8.750%, 01/15/23	679
1,205	Kinetic Concepts, Inc., 7.875%, 02/15/21 (e)	1,283
930	KLX, Inc., 5.875%, 12/01/22 (e)	980
	Kraft Heinz Foods Co.,
565	4.375%, 06/01/46	540
2,035	5.200%, 07/15/45	2,178
	Kroger Co. (The),
2,275	2.650%, 10/15/26	2,143
1,825	4.450%, 02/01/47	1,821
286	Ladder Capital Finance Holdings LLLP, 5.250%, 03/15/22 (e)	294
100	Lamb Weston Holdings, Inc., 4.875%, 11/01/26 (e)	103
98	Landry’s, Inc., 6.750%, 10/15/24 (e)	101
	Lennar Corp.,
125	4.500%, 06/15/19	129
225	Series B, 12.250%, 06/01/17	225
750	Level 3 Communications, Inc., 5.750%, 12/01/22	780
	Level 3 Financing, Inc.,
198	5.125%, 05/01/23	206
153	5.250%, 03/15/26	159
188	5.375%, 08/15/22	194
160	5.375%, 01/15/24	168
702	5.375%, 05/01/25	738
48	5.625%, 02/01/23	50
5	VAR, 4.939%, 01/15/18	5
233	LIN Television Corp., 5.875%, 11/15/22	244
EUR 1,250	LKQ Italia Bondco SpA, Reg. S, 3.875%, 04/01/24	1,513
1,130	Lowe’s Cos., Inc., 4.050%, 05/03/47	1,145
154	LPL Holdings, Inc., 5.750%, 09/15/25 (e)	159
390	LTF Merger Sub, Inc., 8.500%, 06/15/23 (e)	416
180	M/I Homes, Inc., 6.750%, 01/15/21	189

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Mallinckrodt International Finance SA,
63	4.750%, 04/15/23	56
1,135	5.500%, 04/15/25 (e)	1,041
381	5.750%, 08/01/22 (e)	374
3,780	Masco Corp., 4.375%, 04/01/26	4,033
92	Masonite International Corp., 5.625%, 03/15/23 (e)	97
550	MasTec, Inc., 4.875%, 03/15/23	554
195	Mediacom Broadband LLC, 6.375%, 04/01/23	204
	MetLife, Inc.,
1,920	3.000%, 03/01/25	1,926
435	6.400%, 12/15/36	496
	MGM Resorts International,
2,485	6.000%, 03/15/23	2,728
735	6.625%, 12/15/21	827
2,545	7.750%, 03/15/22	2,984
	Micron Technology, Inc.,
427	5.250%, 08/01/23 (e)	439
2,275	5.250%, 01/15/24 (e)	2,343
35	5.500%, 02/01/25	37
	Microsoft Corp.,
1,515	4.100%, 02/06/37	1,611
1,390	4.875%, 12/15/43	1,604
EUR 1,100	Mohawk Industries, Inc., 2.000%, 01/14/22	1,309
350	Momentive Performance Materials, Inc., 3.880%, 10/24/21 (d)	354
	Morgan Stanley,
2,500	2.800%, 06/16/20	2,542
3,110	3.700%, 10/23/24	3,208
1,500	3.875%, 01/27/26	1,546
790	4.300%, 01/27/45	805
1,090	4.375%, 01/22/47	1,124
2,670	Series H, VAR, 5.450%, 07/15/19 (x) (y)	2,740
2,470	Series J, VAR, 5.550%, 07/15/20 (x) (y)	2,584
408	MPH Acquisition Holdings LLC, 7.125%, 06/01/24 (e)	436
	MPLX LP,
1,000	4.875%, 06/01/25	1,071
1,185	5.200%, 03/01/47	1,226
155	MSCI, Inc., 5.250%, 11/15/24 (e)	164
	Mylan NV,
1,710	3.950%, 06/15/26	1,715
487	5.250%, 06/15/46	515
325	Nabors Industries, Inc., 5.500%, 01/15/23 (e)	322
	Nationstar Mortgage LLC,
530	6.500%, 07/01/21	541
415	7.875%, 10/01/20	429
335	Nature’s Bounty Co. (The), 7.625%, 05/15/21 (e)	350
317	Navistar International Corp., 8.250%, 11/01/21	321
1,700	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	880
	Netflix, Inc.,
300	5.500%, 02/15/22	326
200	5.750%, 03/01/24	217
	New Albertsons, Inc.,
197	7.450%, 08/01/29	189
408	8.000%, 05/01/31	401
22	8.700%, 05/01/30	22
281	New Home Co., Inc. (The), 7.250%, 04/01/22 (e)	291
289	Newfield Exploration Co., 5.750%, 01/30/22	308
	Nexstar Broadcasting, Inc.,
1,650	6.125%, 02/15/22 (e)	1,737
300	NFP Corp., 9.000%, 07/15/21 (e)	315
250	Nielsen Co. Luxembourg SARL (The), 5.000%, 02/01/25 (e)	255
2,085	Nielsen Finance LLC, 5.000%, 04/15/22 (e)	2,145
1,740	NiSource Finance Corp., 4.375%, 05/15/47	1,780
680	Novelis Corp., 5.875%, 09/30/26 (e)	704
	NRG Energy, Inc.,
655	6.250%, 07/15/22	669
630	6.625%, 01/15/27	619
115	7.875%, 05/15/21	119
	Oasis Petroleum, Inc.,
5	6.875%, 03/15/22	5
2,020	6.875%, 01/15/23	2,030
	Oracle Corp.,
4,150	2.650%, 07/15/26	4,025
1,455	4.500%, 07/08/44	1,552
8	Orbital ATK, Inc., 5.250%, 10/01/21	8
208	Oshkosh Corp., 5.375%, 03/01/25	217
	Outfront Media Capital LLC,
5	5.250%, 02/15/22	5
150	5.625%, 02/15/24	157

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Parker Drilling Co.,
320	6.750%, 07/15/22	275
50	7.500%, 08/01/20	47
300	Penn Virginia Corp., 8.500%, 05/01/20 (d)	5
330	Performance Food Group, Inc., 5.500%, 06/01/24 (e)	343
	PetSmart, Inc.,
1,175	5.875%, 06/01/25 (e)	1,181
2,783	7.125%, 03/15/23 (e)	2,595
500	Philip Morris International, Inc., 4.125%, 03/04/43	497
696	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	713
1,000	Plantronics, Inc., 5.500%, 05/31/23 (e)	1,038
580	PolyOne Corp., 5.250%, 03/15/23	609
915	Post Holdings, Inc., 5.500%, 03/01/25 (e)	961
	Prestige Brands, Inc.,
10	5.375%, 12/15/21 (e)	10
75	6.375%, 03/01/24 (e)	80
760	Prime Security Services Borrower LLC, 9.250%, 05/15/23 (e)	831
660	Prudential Financial, Inc., 4.600%, 05/15/44	713
EUR 1,650	PSPC Escrow Corp., Reg. S, 6.000%, 02/01/23	1,947
515	QEP Resources, Inc., 5.375%, 10/01/22	503
15	Quad/Graphics, Inc., 7.000%, 05/01/22	15
795	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	796
EUR 3,300	Quintiles IMS, Inc., Reg. S, 3.500%, 10/15/24	3,879
	Qwest Capital Funding, Inc.,
204	6.875%, 07/15/28	195
106	7.750%, 02/15/31	101
1,160	Rackspace Hosting, Inc., 8.625%, 11/15/24 (e)	1,238
375	Radian Group, Inc., 7.000%, 03/15/21	421
150	Radio Systems Corp., 8.375%, 11/01/19 (e)	156
1,250	Realogy Group LLC, 5.250%, 12/01/21 (e)	1,313
595	Regal Entertainment Group, 5.750%, 03/15/22	623
	Regency Energy Partners LP,
48	5.000%, 10/01/22	52
550	5.500%, 04/15/23	572
	Revlon Consumer Products Corp.,
500	5.750%, 02/15/21	468
400	6.250%, 08/01/24	355
3,130	Reynolds American, Inc., 4.450%, 06/12/25	3,370
840	RHP Hotel Properties LP, 5.000%, 04/15/23	860
250	Rice Energy, Inc., 7.250%, 05/01/23	267
1,250	Rite Aid Corp., 6.125%, 04/01/23 (e)	1,242
1,000	Riverbed Technology, Inc., 8.875%, 03/01/23 (e)	1,003
	Rockwell Collins, Inc.,
3,540	3.500%, 03/15/27	3,610
855	Roper Technologies, Inc., 3.800%, 12/15/26	882
50	RR Donnelley & Sons Co., 7.625%, 06/15/20	55
600	RSI Home Products, Inc., 6.500%, 03/15/23 (e)	633
31	RSP Permian, Inc., 6.625%, 10/01/22	33
	Sabine Pass Liquefaction LLC,
990	5.625%, 04/15/23	1,103
1,245	5.625%, 03/01/25	1,382
600	5.750%, 05/15/24	670
800	Sable International Finance Ltd., Reg. S, 6.875%, 08/01/22	865
604	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	633
200	Sanchez Energy Corp., 7.750%, 06/15/21	189
	SBA Communications Corp.,
250	4.875%, 07/15/22	258
330	4.875%, 09/01/24 (e)	335
	Scientific Games International, Inc.,
920	7.000%, 01/01/22 (e)	982
315	10.000%, 12/01/22	343
500	Sealed Air Corp., 5.125%, 12/01/24 (e)	526
675	Seminole Hard Rock Entertainment, Inc., 5.875%, 05/15/21 (e)	684
	Sensata Technologies BV,
1,250	4.875%, 10/15/23 (e)	1,272
129	5.000%, 10/01/25 (e)	134
600	5.625%, 11/01/24 (e)	646
265	Sensata Technologies UK Financing Co. plc, 6.250%, 02/15/26 (e)	289
84	SESI LLC, 6.375%, 05/01/19	83
247	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	262
2,915	Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/21	2,896
EUR 1,600	Silgan Holdings, Inc., Reg. S, 3.250%, 03/15/25	1,840
	Sinclair Television Group, Inc.,
175	5.375%, 04/01/21	180
900	5.625%, 08/01/24 (e)	926
2,000	6.125%, 10/01/22	2,087

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Sirius XM Radio, Inc.,
415	4.625%, 05/15/23 (e)	421
70	5.375%, 04/15/25 (e)	72
880	5.750%, 08/01/21 (e)	911
3,310	6.000%, 07/15/24 (e)	3,513
247	SM Energy Co., 6.500%, 11/15/21	249
63	Sonic Automotive, Inc., 6.125%, 03/15/27 (e)	63
750	Southwestern Energy Co., 6.700%, 01/23/25	741
	Spectrum Brands, Inc.,
29	6.125%, 12/15/24	31
500	6.625%, 11/15/22	526
	Sprint Capital Corp.,
75	6.875%, 11/15/28	83
1,095	8.750%, 03/15/32	1,381
	Sprint Communications, Inc.,
1,030	7.000%, 03/01/20 (e)	1,143
352	7.000%, 08/15/20	389
	Sprint Corp.,
1,392	7.125%, 06/15/24	1,566
22	7.250%, 09/15/21	25
404	7.625%, 02/15/25	465
7,989	7.875%, 09/15/23	9,237
665	SPX FLOW, Inc., 5.625%, 08/15/24 (e)	682
	Steel Dynamics, Inc.,
15	5.125%, 10/01/21	15
300	5.500%, 10/01/24	318
250	6.375%, 08/15/22	259
24	Stone Energy Corp., 7.500%, 05/31/22	23
250	Summit Midstream Holdings LLC, 5.500%, 08/15/22	255
2,010	Sunoco Logistics Partners Operations LP, 5.350%, 05/15/45	2,036
	SUPERVALU, Inc.,
504	6.750%, 06/01/21	515
1,035	7.750%, 11/15/22	1,063
80	Synchrony Financial, 3.700%, 08/04/26	77
	Talen Energy Supply LLC,
27	4.625%, 07/15/19 (e)	26
135	9.500%, 07/15/22 (e)	119
	Targa Resources Partners LP,
200	4.250%, 11/15/23	198
500	5.250%, 05/01/23	516
500	6.750%, 03/15/24	542
375	Team Health Holdings, Inc., 6.375%, 02/01/25 (e)	364
1,000	TEGNA, Inc., 6.375%, 10/15/23	1,059
1,520	Tempur Sealy International, Inc., 5.500%, 06/15/26	1,526
	Tenet Healthcare Corp.,
300	4.500%, 04/01/21	308
1,055	6.000%, 10/01/20	1,130
200	6.750%, 02/01/20	206
1,000	6.750%, 06/15/23	995
100	8.000%, 08/01/20	102
3,035	8.125%, 04/01/22	3,206
137	Tennant Co., 5.625%, 05/01/25 (e)	143
207	Tenneco, Inc., 5.375%, 12/15/24	216
65	TerraForm Power Operating LLC, SUB, 6.375%, 02/01/23 (e)	67
251	Tesoro Corp., 4.750%, 12/15/23 (e)	264
	Tesoro Logistics LP,
156	5.500%, 10/15/19	165
500	5.875%, 10/01/20	512
1,000	6.125%, 10/15/21	1,046
225	6.250%, 10/15/22	241
	Texas Competitive Electric Holdings Co. LLC,
375	8.500%, 05/01/20 (d)	1
762	Thermo Fisher Scientific, Inc., 3.000%, 04/15/23	772
1,000	Time, Inc., 5.750%, 04/15/22 (e)	1,034
	T-Mobile USA, Inc.,
21	6.000%, 03/01/23	23
315	6.000%, 04/15/24	340
5	6.125%, 01/15/22	5
1,436	6.375%, 03/01/25	1,556
690	6.500%, 01/15/24	747
2,335	6.500%, 01/15/26	2,577
327	6.625%, 04/01/23	348
203	6.836%, 04/28/23	217
77	Toll Brothers Finance Corp., 4.875%, 11/15/25	80
358	Tops Holding LLC, 8.000%, 06/15/22 (e)	301
	TransDigm, Inc.,
394	6.375%, 06/15/26	404
1,373	6.500%, 07/15/24	1,428
414	6.500%, 05/15/25 (e)	429
390	Transocean Proteus Ltd., 6.250%, 12/01/24 (e)	402

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Transocean, Inc.,
250	6.800%, 03/15/38	194
1,200	9.000%, 07/15/23 (e)	1,254
1,695	TreeHouse Foods, Inc., 6.000%, 02/15/24 (e)	1,809
EUR 2,175	Trinseo Materials Operating SCA, Reg. S, 6.375%, 05/01/22	2,618
265	Unit Corp., 6.625%, 05/15/21	260
	United Rentals North America, Inc.,
385	5.500%, 07/15/25	406
50	5.500%, 05/15/27	51
1,250	5.750%, 11/15/24	1,322
50	5.875%, 09/15/26	53
700	6.125%, 06/15/23	739
586	7.625%, 04/15/22	612
710	UnitedHealth Group, Inc., 4.750%, 07/15/45	799
	Uniti Group, Inc.,
2,355	6.000%, 04/15/23 (e)	2,467
230	7.125%, 12/15/24 (e)	231
	Universal Health Services, Inc.,
34	3.750%, 08/01/19 (e)	35
47	4.750%, 08/01/22 (e)	48
	Univision Communications, Inc.,
90	5.125%, 05/15/23 (e)	91
750	5.125%, 02/15/25 (e)	740
175	6.750%, 09/15/22 (e)	183
143	US Concrete, Inc., 6.375%, 06/01/24	149
	Valeant Pharmaceuticals International, Inc.,
300	5.375%, 03/15/20 (e)	279
114	5.500%, 03/01/23 (e)	92
85	5.625%, 12/01/21 (e)	73
3,193	5.875%, 05/15/23 (e)	2,600
3,000	6.125%, 04/15/25 (e)	2,393
1,061	6.375%, 10/15/20 (e)	993
123	6.500%, 03/15/22 (e)	129
237	6.750%, 08/15/21 (e)	213
181	7.000%, 10/01/20 (e)	173
263	7.000%, 03/15/24 (e)	278
1,533	7.250%, 07/15/22 (e)	1,361
100	7.500%, 07/15/21 (e)	93
2,255	VEREIT Operating Partnership LP, 4.600%, 02/06/24	2,360
39	VeriSign, Inc., 5.250%, 04/01/25	41
	Verizon Communications, Inc.,
6,316	3.500%, 11/01/24	6,402
710	3.850%, 11/01/42	611
2,655	4.125%, 03/16/27	2,752
630	4.125%, 08/15/46	560
1,070	5.012%, 04/15/49 (e)	1,076
1,105	Vertiv Group Corp., 9.250%, 10/15/24 (e)	1,193
2,945	Viacom, Inc., 3.450%, 10/04/26	2,847
965	Vista Outdoor, Inc., 5.875%, 10/01/23	976
	Walgreens Boots Alliance, Inc.,
1,000	2.700%, 11/18/19	1,015
200	4.800%, 11/18/44	210
311	Weatherford International Ltd., 9.875%, 02/15/24 (e)	350
1,070	Welbilt, Inc., 9.500%, 02/15/24	1,241
710	WellCare Health Plans, Inc., 5.250%, 04/01/25	748
	Wells Fargo & Co.,
2,245	3.000%, 04/22/26	2,193
1,210	4.900%, 11/17/45	1,298
1,265	Series S, VAR, 5.900%, 06/15/24 (x) (y)	1,343
325	WESCO Distribution, Inc., 5.375%, 06/15/24	338
2,320	Western Digital Corp., 10.500%, 04/01/24	2,720
357	Western Refining Logistics LP, 7.500%, 02/15/23	386
175	Westlake Chemical Corp., 4.625%, 02/15/21	182
	Whiting Petroleum Corp.,
428	5.000%, 03/15/19	427
1,250	5.750%, 03/15/21	1,228
2,975	Williams Partners LP, 3.750%, 06/15/27	2,973
	Windstream Services LLC,
725	6.375%, 08/01/23	615
105	7.500%, 06/01/22	97
224	7.500%, 04/01/23	203
25	7.750%, 10/15/20	25
1,700	7.750%, 10/01/21	1,645
	WMG Acquisition Corp.,
351	5.625%, 04/15/22 (e)	365
200	6.750%, 04/15/22 (e)	211
	WPX Energy, Inc.,
282	6.000%, 01/15/22	285
1,020	8.250%, 08/01/23	1,117
1,715	Wynn Las Vegas LLC, 5.500%, 03/01/25 (e)	1,814
465	XPO Logistics, Inc., 6.500%, 06/15/22 (e)	494

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Zayo Group LLC,
124	5.750%, 01/15/27 (e)	131
1,575	6.000%, 04/01/23	1,665
1,195	6.375%, 05/15/25	1,285
2,170	Zebra Technologies Corp., 7.250%, 10/15/22	2,329

		583,394

	Total Corporate Bonds (Cost $1,077,883)	1,102,285

Foreign Government Securities — 20.4%
	Angola — 0.2%
4,064	Republic of Angola, 9.500%, 11/12/25 (e)	4,348

	Argentina — 0.5%
	Provincia de Buenos Aires,
2,828	9.125%, 03/16/24 (e)	3,217
2,170	Reg. S, 9.950%, 06/09/21	2,490
2,930	Republic of Argentina, 6.875%, 04/22/21	3,199

		8,906

	Belarus — 0.3%
6,000	Republic of Belarus, Reg. S, 8.950%, 01/26/18	6,165

	Brazil — 2.6%
BRL 172,410	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 01/01/25	51,514

	Colombia — 0.2%
4,620	Republic of Colombia, 5.000%, 06/15/45	4,678

	Croatia — 0.1%
2,450	Republic of Croatia, Reg. S, 5.500%, 04/04/23	2,671

	Dominican Republic — 0.2%
4,060	Government of Dominican Republic, 6.875%, 01/29/26 (e)	4,537

	Ecuador — 0.3%
	Republic of Ecuador,
2,400	8.750%, 06/02/23	2,400
1,170	9.625%, 06/02/27	1,170
2,730	10.750%, 03/28/22 (e)	2,925

		6,495

	Egypt — 0.2%
	Republic of Egypt,
1,700	6.125%, 01/31/22 (e)	1,748
2,550	8.500%, 01/31/47 (e)	2,728

		4,476

	Indonesia — 2.7%
	Republic of Indonesia,
IDR 224,841,000	8.750%, 05/15/31	18,804
5,200	Reg. S, 5.375%, 10/17/23	5,779
IDR 360,352,000	Series FR72, 8.250%, 05/15/36	28,704

		53,287

	Italy — 1.5%
EUR 26,400	Republic of Italy, 2.200%, 06/01/27	29,769

	Jordan — 0.2%
4,400	Kingdom of Jordan, Reg. S, 6.125%, 01/29/26	4,541

	Mexico — 2.5%
	United Mexican States,
EUR 2,610	3.375%, 02/23/31	3,093
MXN 881,400	Series M, 6.500%, 06/09/22	45,681

		48,774

	New Zealand — 2.2%
	Republic of New Zealand,
NZD 29,140	Reg. S, Series 0427, 4.500%, 04/15/27	23,663
NZD 25,940	Reg. S, Series 0433, 3.500%, 04/14/33	19,317

		42,980

	Nigeria — 0.3%
4,296	Republic of Nigeria, 7.875%, 02/16/32 (e)	4,747

	Oman — 0.3%
	Republic of Oman,
2,800	4.750%, 06/15/26 (e)	2,807
3,440	6.500%, 03/08/47 (e)	3,719

		6,526

	Pakistan — 0.2%
4,000	Republic of Pakistan, Reg. S, 7.250%, 04/15/19	4,218

	Paraguay — 0.0% (g)
560	Republic of Paraguay, 5.000%, 04/15/26 (e)	592

	Portugal — 1.2%
	Portugal Obrigacoes do Tesouro,
EUR 9,303	Reg. S, 2.875%, 10/15/25 (e)	10,732
EUR 11,846	Reg. S, 2.875%, 07/21/26 (e)	13,424

		24,156

	Russia — 2.9%
RUB 3,048,735	Russian Federation, 8.150%, 02/03/27	56,196

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Senegal — 0.1%
1,020	Republic of Senegal, 6.250%, 05/23/33 (e)	1,029

	Spain — 0.5%
EUR 7,800	Spain Government Bond, Reg. S, 2.900%, 10/31/46 (e)	8,851

	Sri Lanka — 0.3%
	Republic of Sri Lanka,
1,700	6.200%, 05/11/27 (e)	1,725
2,980	6.825%, 07/18/26 (e)	3,170

		4,895

	Turkey — 0.3%
	Republic of Turkey,
2,230	5.750%, 05/11/47	2,221
2,250	6.625%, 02/17/45	2,523

		4,744

	Ukraine — 0.3%
	Republic of Ukraine,
2,450	Reg. S, 7.750%, 09/01/19	2,516
1,800	Reg. S, 7.750%, 09/01/21	1,824
1,900	Reg. S, 7.750%, 09/01/27	1,851

		6,191

	Uruguay — 0.1%
2,030	Republic of Uruguay, 4.375%, 10/27/27	2,142

	Zambia — 0.2%
2,920	Republic of Zambia, Reg. S, 8.500%, 04/14/24	3,113

	Total Foreign Government Securities (Cost $388,736)	400,541

Loan Assignments — 2.5%
	Canada — 0.1%
1,131	Concordia Healthcare Corp., Initial Dollar Term Loan, VAR, 5.279%, 10/21/21	817
100	Garda World Security Corp., 1st Lien Term Loan B, VAR, 5.043%, 05/12/24 ^	100
600	MEG Energy Corp., 1st Lien Term B Loan, VAR, 4.627%, 12/31/23	598
1,306	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, VAR, 5.750%, 04/01/22	1,329

		2,844

	Luxembourg — 0.1%
475	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, VAR, 3.887%, 06/30/19	469
954	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, VAR, 4.045%, 03/11/22	960

		1,429

	Sweden — 0.1%
1,019	Auris Luxembourg III SARL, Term Loan B-7, VAR, 4.147%, 01/17/22	1,030

	United States — 2.2%
1,065	A2Z Wireless Holdings, Inc., 1st Lien Term Loan B, VAR, 7.000%, 05/01/23 ^	1,075
533	Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, VAR, 3.745%, 02/16/23	538
112	Air Methods Corp., Term Loan, VAR, 4.573%, 04/22/24	111
169	Albertson’s LLC, Term Loan B-4, VAR, 4.045%, 08/25/21	170
469	Albertson’s LLC, Term Loan B-5, VAR, 4.401%, 12/21/22	473
69	Albertson’s LLC, Term Loan B-6, VAR, 4.450%, 06/22/23	70
267	American Casino & Entertainment Properties LLC, Term Loan B, VAR, 4.294%, 07/07/22	268
166	Avaya, Inc., DIP Term Loan, VAR, 8.517%, 01/24/18 (d)	171
185	Avaya, Inc., Term Loan B-3 Extending Tranche, VAR, 5.670%, 10/26/17 ^	151
105	Avaya, Inc., Term Loan B-6, VAR, 6.532%, 03/31/18 (d)	86
479	Avaya, Inc., Term Loan B-7, VAR, 6.417%, 05/29/20 (d)	392
666	Axalta Coating Systems US Holdings, Inc., Term Loan, VAR, 3.647%, 02/01/20	669
421	Berry Plastics Corp., Term Loan K, VAR, 3.244%, 02/08/20	424
205	Berry Plastics Corp., Term Loan L, VAR, 3.244%, 01/06/21	206
131	BJ’s Wholesale Club, Inc., 2nd Lien Term Loan, VAR, 8.500%, 02/03/25	133
250	California Resources Corp., 1st Lien Second Out Term Loan, VAR, 11.375%, 08/05/21	276
983	Calpine Corp., Term Loan, VAR, 3.900%, 05/27/22	980
989	Chemours Co. (The), Senior Secured Term Loan B, VAR, 3.500%, 05/12/22 ^	996
300	Chesapeake Energy Corp., 1st Lien Last Out, VAR, 8.686%, 08/23/21	323

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	United States — continued
743	CHG Healthcare Services, Inc., Term Loan B, VAR, 4.921%, 06/07/23	749
290	Chrysler Group LLC, Tranche B Term Loan, VAR, 2.990%, 12/31/18	292
362	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	365
840	CITGO Petroleum Corp., Term B Loan, VAR, 4.647%, 07/29/21	840
764	Community Health Systems, Inc., Incremental 2021 Term H Loan, VAR, 4.148%, 01/27/21	764
618	Community Health Systems, Inc., Term Loan G, VAR, 3.898%, 12/31/19 ^	618
149	Consolidated Communications, Inc., Term Loan B-2, VAR, 4.000%, 10/05/23 ^	150
385	Consolidated Container, 1st Lien Term Loan B, VAR, 4.500%, 05/22/24 ^	387
873	Continental Building Products, Inc., Term Loan B, VAR, 3.647%, 08/18/23	877
49	DaVita HealthCare Partners, Inc., Tranche B Term Loan, VAR, 3.795%, 06/24/21	49
850	Delta 2 SARL, USD Facility B-3, VAR, 4.568%, 02/01/24	851
1,489	Dole Food Co., Inc., 1st Lien Term Loan B, VAR, 4.124%, 04/06/24	1,495
339	Duff & Phelps Corp., Initial Term B-1 Loan, VAR, 4.897%, 04/23/20	341
487	Duff & Phelps Corp., Term Loan, VAR, 4.897%, 04/23/20	490
510	Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.295%, 06/30/17	512
96	Entegris, Inc., 1st Lien Term Loan, VAR, 3.795%, 04/30/21	97
175	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	166
753	First Data Corp., 1st Lien Term Loan, VAR, 3.529%, 04/26/24	757
786	First Data Corp., Term Loan, VAR, 4.029%, 07/08/22	790
400	GoDaddy, Inc., Term Loan B, VAR, 3.545%, 02/15/24	401
87	Halyard Health, Inc., Term Loan, VAR, 3.795%, 11/01/21	88
1,578	Hargray Communications Group, Inc., Senior Secured Term Loan B, VAR, 4.031%, 03/24/24 ^	1,581
244	Hearthside Group Holdings LLC, 1st Lien Term Loan B, VAR, 4.045%, 06/21/21	245
451	HUB International Ltd., Initial Term Loan, VAR, 4.172%, 10/02/20	453
347	Hudson Products Holdings, Inc., Term Loan, VAR, 5.150%, 03/15/19	321
550	iHeartCommunications, Inc., Term Loan D, VAR, 7.795%, 01/30/19	452
24	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 8.545%, 07/30/19	20
861	Infor US, Inc., Tranche B-6 Term Loan, VAR, 3.897%, 02/01/22	859
743	Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.545%, 12/09/20	746
529	inVentiv Health, Inc., Term Loan B, VAR, 4.952%, 09/28/23	532
379	Jeld-Wen, Inc., Term B-3 Loan, VAR, 4.147%, 07/01/22	383
91	Landry’s, Inc., 1st Lien Term Loan, VAR, 3.745%, 10/04/23	91
1,128	Misys, Term Loan B, VAR, 04/26/24 ^	1,130
424	Moran Foods LLC, Term Loan B, VAR, 7.045%, 11/29/23	417
236	MultiPlan, Inc., 1st Lien Term Loan B, VAR, 4.897%, 06/07/23	237
458	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.147%, 01/31/21	459
1,297	NVA Holdings, Inc., Term B-2 Loan, VAR, 4.647%, 08/13/21	1,310
285	Packers Holdings LLC, Initial Term Loan, VAR, 4.805%, 12/02/21	288
412	Petco Animal Supplies, Inc., 1st Lien Term Loan B-1, VAR, 4.172%, 01/26/23	382
252	PetSmart, Inc., Term Loan B, VAR, 4.010%, 03/11/22	242
428	Prime Security Services Borrower LLC, Term B-1 Loan, VAR, 4.294%, 05/02/22	431
730	Qlik Technologies, Inc., 1st Lien Term Loan B, VAR, 4.670%, 04/26/24	727
995	Quest Software US Holdings, Inc., Term Loan, VAR, 7.046%, 10/31/22	1,012
349	Rackspace Hosting, Inc., 1st Lien Term Loan B, VAR, 4.672%, 11/03/23	351
500	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	501
977	Scientific Games Corp., Term Loan B-3, VAR, 5.062%, 10/01/21	991
1,475	Summit Materials Co. I LLC, Term Loan, VAR, 3.795%, 07/18/22	1,489

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	United States — continued
125	Summit Midstream Partners Holdings LLC, Senior Secured Term Loan, VAR, 7.045%, 05/16/22	127
107	SUPERVALU, Inc., Term Loan B, VAR, 5.545%, 03/21/19	107
1,100	Tennessee Merger Sub, Inc., 1st Lien Term Loan B, VAR, 3.795%, 01/12/24	1,093
465	Tribe Buyer LLC, 1st Lien Term Loan, VAR, 5.533%, 02/08/24	461
200	Tribe Buyer LLC, 2nd Lien Term Loan, VAR, 11.033%, 02/08/25	196
496	Tribune Media Co., Term Loan B, VAR, 4.045%, 12/27/20	498
977	Tronox Ltd., Term Loan, VAR, 4.647%, 03/19/20	985
791	Ultra Resources, Inc., Term Loan, VAR, 4.000%, 04/12/24 ^	789
354	Unifrax LLC, Senior Secured Term Loan, VAR, 4.900%, 03/29/24	355
1,733	Univision Communications, Inc., 1st Lien Term Loan C-5, VAR, 3.795%, 03/15/24	1,718
418	USI, Inc., 1st Lien Term Loan B, VAR, 4.180%, 04/05/24 ^	417
112	Western Refining, Inc., 1st Lien Term Loan B, VAR, 7.500%, 06/23/23	112
1,420	WMG Acquisition Corp., Term Loan, VAR, 3.750%, 11/01/23	1,422

		42,521

	Total Loan Assignments (Cost $48,014)	47,824

SHARES
Preferred Stock — 0.0% (g)
	Bermuda — 0.0% (g)
— (h)	XLIT Ltd., Series D, VAR, 4.278%, 07/17/17 ($1,000 par value) @ (Cost $50)	53

NUMBER OF RIGHTS
Right — 0.0% (g)
	United States — 0.0% (g)
6	Vistra Energy Corp., expiring 12/31/49 (a) (Cost $–)	7

PRINCIPAL AMOUNT
Short-Term Investments — 5.9%
	U.S. Treasury obligation — 0.0% (g)
285	U.S. Treasury Bill, 0.762%, 07/13/17 (k) (n) (Cost $285)	285

SHARES
	Investment Company — 5.9%
115,499	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.970% (b) (l) (Cost $115,534)	115,545

	Total Short-Term Investments (Cost $115,819)	115,830

	Total Investments — 99.1% (Cost $1,905,355)	1,943,256
	Other Assets in Excess of Liabilities — 0.9%	17,964

	NET ASSETS — 100.0%	$1,961,220

Percentages indicated are based on net assets.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

TBA Short Commitment

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(200)	FNMA, 30 Year, Single Family, TBA, 3.000%, 06/25/47 (w)	(201)

	(Proceeds received of $199)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
316	Euro-Bund	06/08/17	EUR	57,620	305
556	10 Year Australian Government Bond	06/15/17	AUD	54,402	2,467
461	10 Year Canadian Government Bond	09/20/17	CAD	49,641	382
4	U.S. Treasury Ultra Bond	09/20/17	USD	660	9
	Short Futures Outstanding
(203)	Euro-Buxl	06/08/17	EUR	(38,379)	(216)
(869)	Euro-OAT	06/08/17	EUR	(147,961)	(4,564)
(1,242)	10 Year U.S. Treasury Note	09/20/17	USD	(156,861)	(606)
(274)	10 Year U.S. Treasury Ultra Bond	09/20/17	USD	(37,191)	(177)
(59)	U.S. Ultra Bond	09/20/17	USD	(9,742)	(134)
(47)	US Treasury Long Bond	09/20/17	USD	(7,229)	(71)
(515)	2 Year U.S. Treasury Note	09/29/17	USD	(111,490)	(24)
(365)	5 Year U.S. Treasury Note	09/29/17	USD	(43,184)	(81)
(1,260)	90 Day Eurodollar	03/19/18	USD	(310,385)	(73)
(2,115)	90 Day Eurodollar	12/17/18	USD	(519,629)	(800)

					(3,583)

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,389	EUR	Australia & New Zealand Banking Group Limited	06/13/17	3,796	3,809	13
565	EUR	Deutsche Bank AG	06/13/17	631	635	4
5,765	EUR	HSBC Bank, N.A.	06/13/17	6,390	6,480	90
5,002	EUR	National Australia Bank	06/13/17	5,548	5,622	74
1,648	EUR	Royal Bank of Canada	06/13/17	1,802	1,852	50
424	EUR	Standard Chartered Bank	06/13/17	462	477	15

259	GBP	Goldman Sachs International	06/13/17	333	333	— (h)

64,779	TRY	Citibank, NA	06/13/17	18,003	18,301	298
63,673	TRY	Deutsche Bank AG	06/13/17	17,755	17,989	234

				54,720	55,498	778

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2017	NET UNREALIZED APPRECIATION (DEPRECIATION)
53,510	AUD	Australia & New Zealand Banking Group Limited	06/13/17	39,500	39,752	(252)

1,872	CAD	Australia & New Zealand Banking Group Limited	06/13/17	1,370	1,386	(16)
23,738	CAD	Royal Bank of Canada	06/13/17	17,396	17,576	(180)

5,201	EUR	Australia & New Zealand Banking Group Limited	06/13/17	5,743	5,846	(103)
566	EUR	BNP Paribas	06/13/17	636	637	(1)
85,244	EUR	Citibank, NA	06/13/17	93,763	95,812	(2,049)
255,493	EUR	Deutsche Bank AG	06/13/17	278,050	287,167	(9,117)
11,472	EUR	Goldman Sachs International	06/13/17	12,872	12,893	(21)
6,000	EUR	HSBC Bank, N.A.	06/13/17	6,649	6,743	(94)
805	EUR	National Australia Bank	06/13/17	906	905	1
2,016	EUR	Societe Generale	07/13/17	2,250	2,269	(19)

668	GBP	Goldman Sachs International	06/13/17	866	861	5
6,436	GBP	Morgan Stanley	06/13/17	8,339	8,295	44
16,120	GBP	National Australia Bank	06/13/17	20,891	20,777	114
1,201	GBP	State Street Corp.	06/13/17	1,563	1,548	15

57,178	NZD	Australia & New Zealand Banking Group Limited	06/13/17	39,372	40,501	(1,129)

46,075	TRY	Citibank, NA	06/13/17	12,644	13,017	(373)

				542,810	555,985	(13,175)

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CLO	—	Collateralized Loan Obligation
DIP	—	Debtor-in-possession
EUR	—	Euro
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
IDR	—	Indonesian Rupiah
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
MSCI	—	Morgan Stanley Capital International
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
RUB	—	Russian Ruble
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2017.
TBA	—	To Be Announced
TRY	—	Turkish Lira
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2017.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of May 31, 2017.
(n)	—	The rate shown is the effective yield as of May 31, 2017.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2017.
(y)	—	Preferred Security.
^	—	All or a portion of the security is unsettled as of May 31, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of May 31, 2017.

As of May 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,088
Aggregate gross unrealized depreciation	(19,187)

Net unrealized appreciation/depreciation	$37,901

Federal income tax cost of investments	$1,905,355

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Investment Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Cayman Islands	$—	$47,250	$48	$47,298
Ireland	—	—	785	785
Italy	—	12	—	12
United States	—	6,595	24,267	30,862

Total Asset-Backed Securities	—	53,857	25,100	78,957

Collateralized Mortgage Obligations
Italy	—	—	133	133
Spain	—	32	—	32
United States	—	29,596	—	29,596

Total Collateralized Mortgage Obligations	—	29,628	133	29,761

Commercial Mortgage-Backed Securities
Cayman Islands	—	—	864	864
United States	—	80,627	17,309	97,936

Total Commercial Mortgage-Backed Securities	—	80,627	18,173	98,800

Convertible Bonds
China	—	3,696	—	3,696
Netherlands	—	1,871	—	1,871
South Korea	—	872	—	872
United Arab Emirates	—	807	—	807
United States	—	59,830	—	59,830

Total Convertible Bonds	—	67,076	—	67,076

Corporate Bonds
Argentina	—	3,562	—	3,562
Australia	—	5,180	—	5,180
Azerbaijan	—	2,864	—	2,864
Barbados	—	745	—	745
Belgium	—	14,832	—	14,832
Brazil	—	17,126	—	17,126
Canada	—	16,242	—	16,242
Chile	—	2,736	—	2,736
China	—	13,606	—	13,606
Colombia	—	2,119	—	2,119
Denmark	—	717	—	717
France	—	48,938	—	48,938
Germany	—	39,630	—	39,630
Greece	—	518	—	518
Guatemala	—	1,488	—	1,488
Hong Kong	—	1,536	—	1,536
Indonesia	—	939	—	939
Ireland	—	27,797	—	27,797
Israel	—	1,844	—	1,844
Italy	—	32,890	—	32,890
Jamaica	—	2,234	—	2,234
Japan	—	3,303	—	3,303

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Jordan	$—	$912	$—	$912
Kazakhstan	—	6,519	—	6,519
Luxembourg	—	55,683	—	55,683
Mexico	—	19,989	—	19,989
Netherlands	—	25,959	—	25,959
New Zealand	—	1,656	—	1,656
Nigeria	—	2,575	—	2,575
Norway	—	1,645	—	1,645
Panama	—	726	—	726
Peru	—	3,212	—	3,212
Portugal	—	5,233	—	5,233
Russia	—	4,125	—	4,125
Singapore	—	917	—	917
Spain	—	29,864	—	29,864
Sweden	—	9,196	—	9,196
Switzerland	—	16,988	—	16,988
Turkey	—	2,296	—	2,296
United Arab Emirates	—	6,866	—	6,866
United Kingdom	—	83,684	—	83,684
United States	—	583,138	256	583,394

Total Corporate Bonds	—	1,102,029	256	1,102,285

Foreign Government Securities	—	400,541	—	400,541
Preferred Stocks
Bermuda	—	53	—	53

Common Stocks
Colombia	1,742	—	—	1,742
United States	314	—	66	380

Total Common Stocks	2,056	—	66	2,122

Loan Assignments
Canada	—	2,844	—	2,844
Luxembourg	—	1,429	—	1,429
Sweden	—	1,030	—	1,030
United States	—	42,521	—	42,521

Total Loan Assignments	—	47,824	—	47,824

Right
United States	—	—	7	7

Short-Term Investment
Investment Company	115,545	—	—	115,545
U.S. Treasury Obligation	—	285	—	285

Total Investments in Securities	$117,601	$1,781,920	$43,735	$1,943,256

Liabilities
Debt Securities
TBA Short Commitment	—	(201)	—	(201)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$957	$—	$957
Futures Contracts	3,163	—	—	3,163

Total Appreciation in Other Financial Instruments	$3,163	$957	$—	$4,120

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(13,354)	$—	$(13,354)
Futures Contracts	(6,746)	—	—	(6,746)

Total Depreciation in Other Financial Instruments	$(6,746)	$(13,354)	$—	$(20,100)

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no transfers between levels 1 and 2 during the period ended May 31, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of August 31, 2016	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2017
Investments in Securities:
Asset-Backed Securities - Cayman Islands	$100	$—	$(30)	$—	$—	$(22)	$—	$—	$48
Asset-Backed Securities - Ireland	973	—	(188)	—	—	—	—	—	785
Asset-Backed Securities - United States	45,691	29	294	36	2,518	(24,865)	1,032	(468)	24,267
Collateralized Mortgage Obligations - Italy	130	—	2	1	—	—	—	—	133
Commercial Mortgage-Backed Securities - Cayman Islands	109	—	7	—	860	(112)	—	—	864
Commercial Mortgage-Backed Securities - United States	26,725	21	(42)	10	14,057	(4,680)	2,722	(21,504)	17,309
Common Stocks - United States	—	—	13	—	53	—	—	—	66
Corporate Bonds - United States	2,422	(130)	84	28	4	(1,932)	250	(470)	256
Preferred Stock - Ireland	47	—	—	—	—	—	—	(47)	—
Right - United States	—	—	7	—	—	—	—	—	7
Warrant - United States	135	1,756	(135)	—	—	(1,756)	—	—	—

	$76,332	$1,676	$12	$75	$17,492	$(33,367)	$4,004	$(22,489)	$43,735

¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

There were no significant transfers between level 2 and level 3 during the period ended May 31, 2017.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2017, which were valued using significant unobservable inputs (level 3), amounted to approximately $319,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2017	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$20,773	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (4.08%)
			Constant Default Rate	0.00% - 38.00% (9.09%)
			Yield (Discount Rate of Cash Flows)	2.56% - 8.20% (3.79%)
	48	Pending Sale Amount	Expected Recovery	48.00% of par (48.00% of par)

Asset-Backed Securities	20,821

	17,200	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	(20.61)% - 63.60% (0.57%)

Commercial Mortgage-Backed Securities	17,200

Total	$38,021

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2017, the value of these investments was approximately $5,714,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2017 (Unaudited) (continued)

B. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 25, 2017

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
July 25, 2017